UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22132

Aberdeen Funds

(Exact name of registrant as specified in charter)

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

(Address of principal executive offices) (Zip code)

Lucia Sitar, Esquire

c/o Aberdeen Asset Management Inc.

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

(Name and address of agent for service)

With Copies to:

Rose F. DiMartino, Esquire

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

Registrant’s telephone number, including area code: 877-332-7806

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

Item 1. Schedule of Investments.

Statement of Investments

January 31, 2011 (Unaudited)

Aberdeen Core Income Fund

	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (6.5%)
UNITED STATES (6.5%)
Ally Master Owner Trust
Series 2010-1, Class A (USD), 2.01%, 01/15/15 (a)	$500,000	$509,283
Series 2010-2, Class A (USD), 4.25%, 04/15/17 (a)	500,000	529,521
Series 2010-3, Class A (USD), 2.88%, 04/15/15 (a)	200,000	204,975
Series 2010-4, Class A (USD), 1.33%, 08/15/17 (b)	1,000,000	1,004,029
Avis Budget Rental Car Funding AESOP LLC, Series 2010-4A, Class A (USD), 2.09%, 04/20/15 (a)	600,000	597,756
Capital One Multi-Asset Execution Trust
Series 2006-A11, Class A11 (USD), 0.35%, 06/17/19 (b)	300,000	293,015
Series 2006-B1, Class B1 (USD), 0.54%, 01/15/19 (b)	590,000	570,017
Series 2007-A5, Class A5 (USD), 0.30%, 07/15/20 (b)	460,000	444,940
CNH Wholesale Master Note Trust, Series 2011-1A, Class 1A (USD), 1.06%, 12/15/15 (a)(b)	510,000	510,000
CPS Auto Trust, Series 2010-A, Class A (USD), 2.89%, 03/15/16 (a)	717,656	716,661
Discover Card Master Trust, Series 2010-A2, Class A2 (USD), 0.84%, 03/15/18 (b)	150,000	151,038
Ford Credit Auto Owner Trust, Series 2010-B, Class C (USD), 2.77%, 05/15/16	700,000	704,592
Ford Credit Floorplan Master Owner Trust, Series 2010-3, Class A1 (USD), 4.20%, 02/15/17 (a)	847,000	895,060
MBNA Credit Card Master Note Trust, Series 2004-B1, Class B1 (USD), 4.45%, 08/15/16	270,000	289,282
Mid-state Trust, Series 2010-1, Class M (USD), 5.25%, 12/15/45 (a)	517,194	508,745
Navistar Financial Corp. Owner Trust, Series 2010-A, Class B (USD), 4.17%, 10/20/14 (a)	100,000	103,051
Tax Liens Securitization Trust, Series 2010-1A, Class 1A2 (USD), 2.00%, 04/15/18 (a)	600,000	598,920
World Financial Network Credit Card Master Trust
Series 2006-A, Class M (USD), 0.47%, 02/15/17 (a)(b)	250,000	237,599
Series 2009-D, Class A (USD), 4.66%, 05/15/17	270,000	287,788
Series 2010-A, Class A (USD), 3.96%, 04/15/19	360,000	369,727
Series 2010-A, Class M (USD), 5.20%, 04/15/19	360,000	380,442

Total Asset-Backed Securities		9,906,441

COMMERCIAL MORTGAGE-BACKED SECURITIES (8.6%)
UNITED STATES (8.6%)
Americold LLC Trust, Series 2010-ARTA, Class A2FX (USD), 4.95%, 01/14/29 (a)	410,000	414,710
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class ASB (USD), 5.71%, 02/10/51 (b)	464,000	493,141
Bear Stearns Commercial Mortgage Securities
Series 2006-PW13, Class AM (USD), 5.58%, 09/11/41 (b)	250,000	257,287
Series 2007-PW17, Class A4 (USD), 5.69%, 06/11/50 (b)	375,000	400,223
Series 2007-PW17, Class AM (USD), 5.92%, 06/11/50 (b)	275,000	278,246
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class A4 (USD), 5.43%, 10/15/49	650,000	698,993
Series 2006-C5, Class AM, (USD), 5.46%, 10/15/49	225,000	230,087
Series 2007-C6, Class A4 (USD), 5.70%, 12/10/49 (b)	730,000	785,586
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B (USD), 6.01%, 12/10/49 (b)	350,000	374,665
Commercial Mortgage Pass Through Certificates
Series 2005-C6, Class A5B (USD), 5.17%, 06/10/44 (b)	250,000	257,307
Series 2006-C7, Class AM (USD), 5.79%, 06/10/46 (b)	510,000	529,780
Series 2007-C9, Class A4 (USD), 5.81%, 12/10/49 (b)	1,000,000	1,083,052
Extended Stay America Trust, Series 2010-ESHA, Class B (USD), 4.22%, 11/05/27 (a)	200,000	202,613

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Core Income Fund

	Shares or Principal Amount	Value
FREMF Mortgage Trust, Series 2011-K10, Class B (USD), 4.60%, 11/25/49 (a)(b)(c)	$210,000	$182,624
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4 (USD), 5.54%, 12/10/49	650,000	682,585
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4 (USD), 5.44%, 03/10/39	1,090,000	1,159,473
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB19, Class ASB (USD), 5.73%, 02/12/49 (b)	420,000	448,108
Series 2007-LD11, Class A4 (USD), 5.82%, 06/15/49 (b)	490,000	521,468
Series 2007-LD11, Class ASB (USD), 5.82%, 06/15/49 (b)	150,000	159,117
Series 2007-LD12, Class A4 (USD), 5.88%, 02/15/51 (b)	940,000	1,006,155
Series 2007-LD12, Class ASB (USD), 5.83%, 02/15/51 (b)	540,000	575,488
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class D (USD), 5.24%, 09/15/37 (b)	590,000	618,972
Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A4 (USD), 4.86%, 08/12/39 (b)	1,070,000	1,127,573
Morgan Stanley Capital I, Series 2003-IQ5, Class C (USD), 5.28%, 04/15/38 (b)	300,000	309,157
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29, Class AM (USD), 5.34%, 11/15/48	250,000	253,575
Series 2007-C32, Class APB (USD), 5.75%, 06/15/49 (b)	215,000	227,353

Total Commercial Mortgage-Backed Securities		13,277,338

RESIDENTIAL MORTGAGE-BACKED SECURITIES (6.8%)
UNITED STATES (6.8%)
Banc of America Funding Corp., Series 2009-R6, Class 3A1 (USD), 5.49%, 01/26/37 (a)(b)	1,216,685	1,225,396
BCAP LLC Trust
Series 2009-RR4, Class 2A1 (USD), 5.82%, 07/26/36 (a)(b)	763,097	765,879
Series 2009-RR6, Class 3A1 (USD), 4.83%, 12/26/37 (a)(b)	1,610,368	1,601,077
Citigroup Mortgage Loan Trust, Inc.
Series 2009-5, Class 7A1 (USD), 0.61%, 07/25/36 (a)(b)	403,932	371,631
Series 2009-6, Class 11A1 (USD), 0.61%, 05/25/37 (a)(b)	297,876	261,763
Series 2009-6, Class 6A1 (USD), 0.51%, 07/25/36 (a)(b)	862,828	788,435
Credit Suisse Mortgage Capital Certificates
Series 2009-2R, Class 2A5 (USD), 5.39%, 06/26/37 (a)(b)	547,765	549,267
Series 2009-3R, Class 25A1 (USD), 5.59%, 07/27/36 (a)(b)	2,160,853	2,154,077
Series 2009-3R, Class 28A1 (USD), 5.20%, 08/27/37 (a)(b)	209,205	210,673
Series 2009-8R, Class 2A1 (USD), 5.40%, 04/26/37 (a)(b)	420,357	419,997
JP Morgan Re-Remic
Series 2009-7, Class 13A1 (USD), 5.74%, 06/27/37 (a)(b)	463,708	471,745
Series 2009-7, Class 14A1 (USD), 5.63%, 07/27/37 (a)(b)	936,041	944,391
Series 2009-7, Class 1A1 (USD), 5.58%, 08/27/37 (a)(b)	483,661	482,012
Series 2009-7, Class 2A1 (USD), 6.00%, 02/27/37 (a)(b)	118,564	120,442

Total Residential Mortgage-Backed Securities		10,366,785

CORPORATE BONDS (26.1%)
UNITED STATES (26.1%)
Advertising (0.4%)
Omnicom Group, Inc. (USD), 4.45%, 08/15/20	555,000	544,845

Biotechnology (0.2%)
Life Technologies Corp. (USD), 5.00%, 01/15/21	325,000	324,456

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Core Income Fund

	Shares or Principal Amount	Value
Chemicals (0.7%)
Dow Chemical Co. (USD), 4.25%, 11/15/20	$700,000	$670,171
Eastman Chemical Co. (USD), 3.00%, 12/15/15	455,000	449,905

		1,120,076

Commercial Banks (5.5%)
AgriBank FCB, Series AI (USD), 9.13%, 07/15/19	515,000	613,646
Bank of America Corp.
(USD), 7.38%, 05/15/14	1,470,000	1,672,544
(USD), 6.00%, 09/01/17	205,000	217,703
(USD), 5.88%, 01/05/21	60,000	62,817
Citigroup, Inc. (USD), 4.75%, 05/19/15	315,000	332,438
Discover Bank, Series BKNT (USD), 8.70%, 11/18/19	410,000	490,935
First Horizon National Corp. (USD), 5.38%, 12/15/15	340,000	350,611
Goldman Sachs Group, Inc.
(USD), 3.70%, 08/01/15	1,185,000	1,204,901
(USD), 6.25%, 02/01/41	305,000	308,308
HSBC USA, Inc. (USD), 5.00%, 09/27/20	695,000	676,658
JPMorgan Chase & Co.
(USD), MTN, 2.05%, 01/24/14	500,000	500,445
(USD), 4.95%, 03/25/20	95,000	96,662
(USD), 4.25%, 10/15/20	515,000	496,033
Morgan Stanley
(USD), 4.75%, 04/01/14	920,000	954,874
(USD), MTN, 6.00%, 04/28/15	150,000	162,450
(USD), MTN, 6.63%, 04/01/18	100,000	108,653
(USD), GMTN, 5.50%, 01/26/20	200,000	199,593

		8,449,271

Computers & Peripherals (0.7%)
Hewlett-Packard Co. (USD), 6.13%, 03/01/14	1,000,000	1,130,890

Diversified Financial Services (3.6%)
Blackstone Holdings Finance Co. LLC (USD), 6.63%, 08/15/19 (a)	420,000	437,889
Crown Castle Towers LLC (USD), 4.17%, 08/15/17 (a)	1,100,000	1,081,827
General Electric Capital Corp.
(USD), GMTN, 5.72%, 08/22/11	1,050,000	1,075,171
(USD), 2.25%, 11/09/15	290,000	278,833
(USD), MTN, 4.38%, 09/16/20	915,000	889,049
Merrill Lynch & Co., Inc. (USD), 6.05%, 05/16/16	805,000	850,418
RenRe North America Holdings, Inc. (USD), 5.75%, 03/15/20	500,000	505,618
Utility Contract Funding LLC (USD), 7.94%, 10/01/16 (a)	325,228	354,756

		5,473,561

Diversified Telecommunication Services (1.2%)
Qwest Corp. (USD), 8.38%, 05/01/16	800,000	958,000
SBA Tower Trust (USD), 5.10%, 04/15/17 (a)	835,000	876,951

		1,834,951

Electric Utilities (2.7%)
CMS Energy Corp. (USD), 6.88%, 12/15/15	410,000	450,135

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Core Income Fund

	Shares or Principal Amount	Value
Constellation Energy Group, Inc. (USD), 5.15%, 12/01/20	$340,000	$337,390
DTE Energy Co. (USD), 7.63%, 05/15/14	430,000	495,867
Entergy Corp. (USD), 3.63%, 09/15/15	420,000	419,457
LG&E and KU Energy LLC (USD), 2.13%, 11/15/15 (a)	370,000	357,191
Nevada Power Co. (USD), 5.38%, 09/15/40	385,000	366,070
Next Era Energy Capital Holdings, Inc. (USD), 2.60%, 09/01/15	490,000	481,565
Nisource Finance Corp. (USD), 6.25%, 12/15/40	345,000	344,790
NV Energy, Inc. (USD), 6.25%, 11/15/20	460,000	457,291
Trans-Allegheny Interstate Line Co. (USD), 4.00%, 01/15/15 (a)	450,000	462,326

		4,172,082

Energy Equipment & Services (2.3%)
Buckeye Partners LP (USD), 4.88%, 02/01/21	665,000	663,658
Energy Transfer Partners LP (USD), 6.13%, 02/15/17	495,000	547,919
Enterprise Products Operating LLC
(USD), 3.20%, 02/01/16	470,000	472,347
Series M (USD), 5.65%, 04/01/13	265,000	288,295
ONEOK Partners LP (USD), 6.13%, 02/01/41	460,000	456,874
Plains All American Pipeline, LP (USD), 5.63%, 12/15/13	495,000	541,061
Williams Partners LP (USD), 7.25%, 02/01/17	445,000	521,279

		3,491,433

Insurance (2.0%)
American International Group, Inc. (USD), 5.60%, 10/18/16	430,000	451,891
Metropolitan Life Global Funding I (USD), 2.50%, 09/29/15 (a)	965,000	952,312
Nationwide Mutual Insurance Co. (USD), 9.38%, 08/15/39 (a)	290,000	338,938
Penn Mutual Life Insurance Co. (USD), 6.65%, 06/15/34 (a)	350,000	314,569
Prudential Financial, Inc. (USD), 5.38%, 06/21/20	440,000	461,510
Transatlantic Holdings, Inc. (USD), 5.75%, 12/14/15	600,000	633,338

		3,152,558

Internet (0.6%)
Expedia, Inc. (USD), 8.50%, 07/01/16	427,000	467,565
Symantec Corp. (USD), 4.20%, 09/15/20	475,000	442,800

		910,365

Media (2.0%)
CBS Corp. (USD), 8.88%, 05/15/19	650,000	817,528
Comcast Corp.
(USD), 6.50%, 01/15/17	990,000	1,142,228
(USD), 6.40%, 03/01/40	150,000	155,643
NBC Universal, Inc. (a)
(USD), 2.10%, 04/01/14	400,000	398,263
(USD), 5.95%, 04/01/41	195,000	189,921
Time Warner Cable, Inc. (USD), 5.88%, 11/15/40	350,000	335,737

		3,039,320

Office/Business Equipment (0.6%)
Xerox Corp. (USD), MTN, 7.20%, 04/01/16	760,000	870,246

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Core Income Fund

	Shares or Principal Amount	Value
Oil, Gas & Consumable Fuels (1.6%)
Airgas, Inc. (USD), 7.13%, 10/01/18	$490,000	$531,650
Anadarko Petroleum Corp. (USD), 6.38%, 09/15/17	570,000	629,608
EOG Resources, Inc. (USD), 2.50%, 02/01/16	400,000	393,800
Pride International, Inc. (USD), 6.88%, 08/15/20	390,000	426,075
Rowan Cos., Inc. (USD), 5.00%, 09/01/17	495,000	507,179

		2,488,312

Paper & Forest Products (0.9%)
International Paper Co. (USD), 7.95%, 06/15/18	1,115,000	1,339,435

Real Estate (0.3%)
WEA Finance LLC (USD), 6.75%, 09/02/19 (a)	385,000	433,238

Real Estate Investment Trust (REIT) Fund (0.3%)
HCP, Inc. (USD), 3.75%, 02/01/16	485,000	484,971

Semiconductors (0.3%)
Broadcom Corp. (USD), 1.50%, 11/01/13 (a)	485,000	482,847

Specialty Retail (0.2%)
Advance Auto Parts, Inc. (USD), 5.75%, 05/01/20	325,000	341,366

		40,084,223

Total Corporate Bonds		40,084,223

FOREIGN NON-GOVERNMENT BONDS (6.3%)
AUSTRALIA (1.1%)
Commercial Banks (0.7%)
Australia & New Zealand Banking Group Ltd. (USD), 4.88%, 01/12/21 (a)	635,000	641,214
National Australia Bank Ltd. (USD), 4.38%, 12/10/20 (a)	490,000	476,400

		1,117,614

Food Products (0.4%)
Woolworths Ltd. (USD), 2.55%, 09/22/15 (a)	625,000	621,334

		1,738,948

BRITISH VIRGIN ISLANDS (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
CNOOC Finance 2011 Ltd. (USD), 4.25%, 01/26/21 (a)	600,000	589,934

CANADA (0.4%)
Diversified Financial Services (0.4%)
Caisse Centrale Desjardins du Quebec (USD), 2.65%, 09/16/15 (a)	575,000	565,515

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Core Income Fund

	Shares or Principal Amount	Value
CAYMAN ISLANDS (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Petrobras International Finance Co. (USD), 6.75%, 01/27/41	$385,000	$388,215

FRANCE (0.5%)
Commercial Banks (0.2%)
Societe Generale (USD), 2.50%, 01/15/14 (a)	385,000	382,125

Oil, Gas & Consumable Fuels (0.3%)
Total Capital SA (USD), 4.13%, 01/28/21	385,000	384,842

		766,967

GERMANY (0.2%)
Commercial Banks (0.2%)
Deutsche Bank AG, Series 1 (USD), 3.25%, 01/11/16	370,000	371,591

ITALY (0.2%)
Diversified Telecommunication Services (0.2%)
Telecom Italia Capital SA (USD), 5.25%, 10/01/15	345,000	352,765

JAPAN (0.9%)
Commercial Banks (0.4%)
Sumitomo Mitsui Banking Corp. (USD), 3.10%, 01/14/16 (a)	615,000	619,917

Diversified Financial Services (0.5%)
Nomura Holdings, Inc.
(USD), MTN, 4.13%, 01/19/16	350,000	348,908
(USD), 6.70%, 03/04/20	375,000	400,462

		749,370

		1,369,287

NETHERLANDS (0.8%)
Commercial Banks (0.4%)
ABN Amro Bank (USD), 3.00%, 01/31/14 (a)	645,000	646,109

Electric Utilities (0.4%)
EDP Finance BV (a)
(USD), 6.00%, 02/02/18	350,000	341,241
(USD), 4.90%, 10/01/19	255,000	227,811

		569,052

		1,215,161

NEW ZEALAND (0.2%)
Commercial Banks (0.2%)
ANZ National Int’l Ltd. (USD), 3.13%, 08/10/15 (a)	295,000	294,752

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Core Income Fund

	Shares or Principal Amount	Value
SWITZERLAND (0.5%)
Commercial Banks (0.5%)
UBS AG (USD), 2.25%, 01/28/14	$820,000	$821,146

UNITED KINGDOM (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
BP Capital Markets PLC
(USD), 5.25%, 11/07/13	125,000	136,947
(USD), 4.50%, 10/01/20	445,000	448,563

		585,510

UNITED STATES (0.4%)
Computers & Peripherals (0.4%)
Seagate Technology International (USD), 10.00%, 05/01/14 (a)	500,000	583,750

Total Foreign Non-Government Bonds		9,643,541

MUNICIPAL BONDS (3.7%)
UNITED STATES (3.7%)
Arizona (0.1%)
Glendale Arizona Municipal Property Corp., Excise Tax Revenue Bonds, Series B (USD), 6.08%, 07/01/25	95,000	94,092

California (0.8%)
Bay Area Toll Authority California Revenue Bonds (Build America Bonds) (USD), 7.04%, 04/01/50	315,000	316,414
Escondido California Joint Powers Financing Authority Lease Revenue, Refunding, Taxable 1995, Series B (USD), 5.53%, 09/01/18	695,000	684,012
San Diego County California Regional Transportation Commission Sales Tax Revenue Bonds (Build America Bonds) (USD), 5.91%, 04/01/48	255,000	247,575

		1,248,001

District of Columbia (0.3%)
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds (Build America Bonds) (USD), 5.52%, 10/01/44	565,000	549,129

Georgia (0.4%)
Municipal Electric Authority of Georgia Revenue Bonds (Build America Bonds) (USD), 6.64%, 04/01/57	570,000	557,939

Illinois (0.3%)
Chicago Illinois Transit Authority Sales Tax Receipts Revenue Bonds (Build America Bonds), Series B (USD), 6.20%, 12/01/40	605,000	531,396

New Jersey (0.4%)
New Jersey State Turnpike Authority Turnpike Revenue (Build America Bonds) (USD), 7.10%, 01/01/41	535,000	570,460

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Core Income Fund

New York (0.3%)
New York City Municipal Water Finance Authority Water & Sewer Revenue Bonds (Build America Bonds) (USD), 5.44%, 06/15/43	$520,000	$480,152

Ohio (0.7%)
American Municipal Power-Ohio, Inc. (Build America Bonds)
(USD), 7.83%, 02/15/41	595,000	639,500
(USD), 5.94%, 02/15/47	505,000	423,836

		1,063,336

Texas (0.4%)
Texas Transportation Commission (USD), 5.03%, 04/01/26	605,000	589,615

Total Municipal Bonds		5,684,120

OTHER DOMESTIC GOVERNMENT BONDS (0.2%)
REPUBLIC OF SOUTH KOREA (0.2%)
Korea Gas Corp. (USD), 4.25%, 11/02/20 (a)	400,000	377,641

Total Other Domestic Government Bonds		377,641

U.S. AGENCIES MORTGAGE BACKED (31.3%)
UNITED STATES (31.3%)
Federal Home Loan Mortgage Corp.
Pool # 781958 (USD), 5.08%, 09/01/34 (b)	1,342,485	1,421,086
Pool # A12809 (USD), 4.50%, 08/01/33	1,229,627	1,263,826
Pool # A36685 (USD), 5.00%, 08/01/35	711,672	748,900
Pool # A55326 (USD), 6.00%, 12/01/36	2,821,215	3,085,515
Pool # A60299 (USD), 6.50%, 05/01/37	1,272,345	1,422,652
Pool # A94362 (USD), 4.00%, 10/01/40	592,214	587,164
Pool # A95289 (USD), 4.00%, 12/01/40	1,058,554	1,049,197
Pool # A96374 (USD), 4.00%, 01/01/41	510,000	505,492
Pool # B15182 (USD), 4.50%, 06/01/14	679,126	703,471
Pool # G02168 (USD), 6.00%, 04/01/36	766,489	834,703
Pool # G12121 (USD), 5.50%, 04/01/21	1,124,132	1,214,765
Series 2668, Class OG (USD), 5.00%, 03/15/32	1,360,000	1,456,022
Series 2734, Class PG (USD), 5.00%, 07/15/32	845,000	906,157
Series 2840, Class OE (USD), 5.00%, 02/15/33	945,000	1,014,444
Series 2888, Class CG (USD), 5.00%, 08/15/33	1,400,000	1,501,766
Series 2902, Class QE (USD), 5.50%, 06/15/33	950,000	1,040,356
Series 2915, Class KD (USD), 5.00%, 09/15/33	867,000	928,969
Series 2928, Class NE (USD), 5.00%, 04/15/33	370,000	396,013
Series 2934, Class KE (USD), 5.00%, 11/15/33	811,000	866,366
Series 2937, Class JG (USD), 5.00%, 08/15/33	515,000	550,839
Series 2939, Class PD (USD), 5.00%, 07/15/33	1,194,000	1,288,912
Series 2955, Class OG (USD), 5.00%, 07/15/33	1,365,000	1,447,072
Series 2968, Class MD (USD), 5.50%, 12/15/33	1,295,000	1,410,060
Series 3017, Class MK (USD), 5.00%, 12/15/34	910,000	969,450
Series 3028, Class ME (USD), 5.00%, 02/15/34	500,000	537,725
Series 3659, Class VG (USD), 5.00%, 09/15/34	575,000	607,010
Series 3715, Class PC (USD), 4.50%, 08/15/40	450,000	445,095
Series 3722, Class DW (USD), 4.00%, 09/15/30	420,000	386,007
Series 3735, Class DW (USD), 4.00%, 10/15/30	855,000	786,471
Series 3738, Class BD (USD), 4.00%, 10/15/30	435,000	393,184
Series 3755, Class ML (USD), 5.50%, 06/15/29	421,090	462,300

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Core Income Fund

	Shares or Principal Amount	Value
Series 3755, Class MU (USD), 4.00%, 11/15/30	$455,000	$413,142
Federal National Mortgage Association
Pool # 725205 (USD), 5.00%, 03/01/34	424,388	447,748
Pool # 735502 (USD), 6.00%, 04/01/35	1,232,871	1,353,571
Pool # 735733 (USD), 4.50%, 10/01/33	495,239	509,399
Pool # 745089 (USD), 6.00%, 12/01/35	1,254,722	1,371,680
Pool # 888367 (USD), 7.00%, 03/01/37	600,330	680,890
Pool # 889139 (USD), 5.50%, 03/01/37	1,078,530	1,158,915
Pool # 903749 (USD), 6.00%, 10/01/36	924,977	1,012,643
Pool # 993565 (USD), 4.00%, 04/01/24	434,638	447,927
Pool # 995228 (USD), 6.50%, 11/01/38	614,846	689,863
Pool # AE1589 (USD), 4.50%, 10/01/40	261,527	267,575
Pool # AE4935 (USD), 4.50%, 09/01/40	188,968	193,338
Pool # AE4995 (USD), 4.00%, 11/01/40	264,007	261,921
Pool # AE8075 (USD), 4.00%, 12/01/40	727,492	722,198
Pool # MA0096 (USD), 4.50%, 06/01/29	421,692	437,901
Series 2005-12, Class BG (USD), 5.00%, 10/25/33	956,000	1,035,763
Series 2005-15, Class EC (USD), 5.00%, 10/25/33	815,000	880,090
Series 2005-33, Class QD (USD), 5.00%, 01/25/34	1,100,000	1,181,712
Series 2006-65, Class TE (USD), 5.50%, 05/25/35	985,000	1,088,532
Series 2009-85, Class LC (USD), 4.50%, 10/25/49	355,000	365,212
Series 2009-86, Class PC (USD), 5.00%, 03/25/37	1,475,000	1,581,540
Government National Mortgage Association
Pool # 648503 (USD), 5.50%, 11/15/35	1,010,228	1,095,635
Series 2009-13, Class ND (USD), 4.50%, 02/16/33	230,738	242,584
Series 2010-128, Class JC (USD), 4.00%, 06/20/39	405,000	391,998

Total U.S. Agencies Mortgage Backed		48,062,766

U.S. TREASURY OBLIGATIONS (8.3%)
UNITED STATES (8.3%)
U.S. Treasury Bonds
(USD), 7.50%, 11/15/24	273,000	377,977
(USD), 3.88%, 08/15/40	5,532,000	4,907,924
U.S. Treasury Notes
(USD), 4.88%, 05/31/11	100,000	101,527
(USD), 0.63%, 01/31/13	2,218,000	2,220,427
(USD), 0.75%, 12/15/13	2,090,000	2,079,550
(USD), 1.00%, 01/15/14	665,000	665,676
(USD), 2.13%, 12/31/15	1,670,000	1,686,179
(USD), 2.75%, 12/31/17	75,000	75,275
(USD), 2.63%, 11/15/20	682,000	639,375

Total U.S. Treasury Obligations		12,753,910

U.S. GOVERNMENT AGENCIES (1.2%)
UNITED STATES (1.2%)
Small Business Administration (USD), 6.34%, 08/01/11	86,693	88,922
Tennessee Valley Authority (USD), 5.50%, 07/18/17	880,000	1,013,022
U.S. Department of Housing & Urban Development (USD), 3.44%, 08/01/11	770,000	782,347

Total U.S. Government Agencies		1,884,291

See accompanying notes to statements of investments.

Statement of Investments (concluded) January 31, 2011 (Unaudited) Aberdeen Core Income Fund

	Shares or Principal Amount	Value
REPURCHASE AGREEMENT (0.3%)
UNITED STATES (0.3%)
State Street Bank, 0.12%, dated 01/31/11, due 02/01/11, repurchase price $414,001, collateralized by U.S. Treasury Note, maturing 04/30/15; total market value of $423,347	$414,000	$414,000

Total Repurchase Agreement		414,000

Total Investments (Cost $151,180,002) (d) — 99.3%		152,455,056

Other assets in excess of liabilities — 0.7%		1,087,547

Net Assets — 100.0%		$153,542,603

(a)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.
(b)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2011.
(c)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(d)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

GMTN - Global Medium Term Note

MTN - Medium Term Note

REIT - Real Estate Investment Trust

USD - U.S. Dollar

At January 31, 2011, the Fund held the following futures contracts:

Futures Contract	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
United States Treasury Note - 10 Year Future	UBS	13	03/22/11	$(33,296)
United States Treasury Note - 30 Year Future	UBS	(8)	03/22/11	41,356

				$8,060

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2011 (Unaudited)

Aberdeen Equity Long-Short Fund

	Shares or Principal Amount	Value
COMMON STOCKS - LONG POSITIONS (71.2%)
Aerospace & Defense (0.5%)
Precision Castparts Corp.	17,700	$2,530,923

Auto Components (1.0%)
BorgWarner, Inc.*	68,500	4,616,900

Beverages (2.1%)
PepsiCo, Inc.	159,200	10,238,152

Biotechnology (1.4%)
Gilead Sciences, Inc.*	172,720	6,628,994

Capital Markets (1.7%)
State Street Corp.	177,400	8,288,128

Chemicals (4.1%)
Potash Corp. of Saskatchewan, Inc.	34,700	6,168,966
Praxair, Inc.	74,000	6,884,960
Valspar Corp.	176,200	6,584,594

		19,638,520

Commercial Banks (2.4%)
CapitalSource, Inc.	708,000	5,465,760
Wintrust Financial Corp.	187,100	6,157,461

		11,623,221

Commercial Services & Supplies (1.0%)
Clean Harbors, Inc.*	55,200	4,970,208

Communications Equipment (4.1%)
Cisco Systems, Inc.*	289,600	6,125,040
QUALCOMM, Inc.	144,430	7,817,996
Tellabs, Inc.	1,021,100	5,411,830

		19,354,866

Computers & Peripherals (1.9%)
Apple, Inc.*	16,560	5,619,139
NetApp, Inc.*	65,419	3,580,382

		9,199,521

Diversified Financial Services (3.5%)
IntercontinentalExchange, Inc.*	63,900	7,699,311
JPMorgan Chase & Co.	196,750	8,841,945

		16,541,256

Electric Utilities (1.6%)
ITC Holdings Corp.	113,900	7,483,230

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Equity Long-Short Fund

	Shares or Principal Amount	Value
Electrical Equipment (1.5%)
Emerson Electric Co.	125,400	$7,383,552

Electronic Equipment & Instruments (1.3%)
Itron, Inc.*	109,400	6,347,388

Energy Equipment & Services (1.7%)
Halliburton Co.	175,136	7,881,120

Food & Staples Retailing (1.5%)
CVS Caremark Corp.	209,700	7,171,740

Food Products (1.2%)
TreeHouse Foods, Inc.*	120,300	5,756,355

Health Care Equipment & Supplies (4.4%)
Hill-Rom Holdings, Inc.	216,500	8,761,755
Intuitive Surgical, Inc.*	10,800	3,487,428
St. Jude Medical, Inc.*	214,300	8,679,150

		20,928,333

Hotels, Restaurants & Leisure (3.7%)
P.F. Chang’s China Bistro, Inc.	106,300	4,894,052
Starwood Hotels & Resorts Worldwide, Inc.	76,200	4,493,514
WMS Industries, Inc.*	194,115	8,143,124

		17,530,690

Industrial Conglomerates (1.2%)
3M Co.	67,500	5,934,600

Information Technology Services (3.8%)
Cognizant Technology Solutions Corp., Class A*	122,200	8,914,490
Visa, Inc., Class A	130,320	9,102,852

		18,017,342

Insurance (2.0%)
MetLife, Inc.	210,900	9,652,893

Internet Software & Services (2.3%)
Google, Inc., Class A*	7,740	4,646,786
Yahoo!, Inc.*	383,100	6,175,572

		10,822,358

Life Sciences Tools & Services (1.2%)
Waters Corp.*	74,000	5,652,860

Machinery (2.9%)
Cummins, Inc.	44,000	4,658,720
Danaher Corp.	79,980	3,683,879
Deere & Co.	59,600	5,417,640

		13,760,239

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Equity Long-Short Fund

	Shares or Principal Amount	Value
Multiline Retail (2.3%)
Target Corp.	200,000	$10,966,000

Oil, Gas & Consumable Fuels (3.9%)
Apache Corp.	79,000	9,429,440
EOG Resources, Inc.	86,500	9,202,735

		18,632,175

Road & Rail (2.7%)
Canadian National Railway Co.	104,900	7,122,710
Kansas City Southern*	113,023	5,648,890

		12,771,600

Semiconductors & Semiconductor Equipment (1.7%)
Marvell Technology Group Ltd.*	438,700	8,339,687

Software (3.8%)
Oracle Corp.	298,000	9,544,940
Solera Holdings, Inc.	168,600	8,822,838

		18,367,778

Specialty Retail (2.8%)
Staples, Inc.	389,600	8,691,976
Urban Outfitters, Inc.*	142,400	4,815,968

		13,507,944

Total Common Stocks - Long Positions		340,538,573

REPURCHASE AGREEMENT (27.8%)
State Street Bank, 0.12% dated 01/31/11, due 02/01/11, repurchase price $132,694,442 collateralized by U.S. Treasury Note, maturing 04/30/15; total market value of $135,350,671	$132,694,000	$132,694,000

Total Repurchase Agreement		132,694,000

Total Investments (Cost $430,958,882) (a) — 99.0%		473,232,573

Other assets in excess of liabilities — 1.0%		4,898,268

Net Assets — 100.0%		$478,130,841

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Equity Long-Short Fund

	Shares or Principal Amount	Value
COMMON STOCKS - SHORT POSITIONS (25.6%)
Aerospace & Defense (1.6%)
Northrop Grumman Corp.	112,600	$7,803,180

Commercial Banks (1.5%)
Fifth Third Bancorp	165,000	2,453,550
TCF Financial Corp.	314,500	4,698,630

		7,152,180

Communications Equipment (2.3%)
Polycom, Inc.*	132,600	5,814,510
Research In Motion Ltd.*	89,700	5,302,167

		11,116,677

Electronic Equipment & Instruments (0.4%)
Anixter International, Inc.	32,000	2,024,640

Food Products (1.3%)
Campbell Soup Co.	178,100	6,080,334

Hotels, Restaurants & Leisure (2.8%)
Bally Technologies, Inc.*	207,000	8,472,510
Darden Restaurants, Inc.	105,000	4,946,550

		13,419,060

Insurance (1.5%)
Allstate Corp. (The)	228,300	7,109,262

Internet Software & Services (1.7%)
eBay, Inc.*	260,000	7,893,600

Machinery (2.7%)
Astec Industries, Inc.*	112,300	3,380,230
Badger Meter, Inc.	105,300	4,316,247
ESCO Technologies, Inc.	141,000	5,115,480

		12,811,957

Metals & Mining (1.5%)
Nucor Corp.	150,900	6,927,819

Multiline Retail (0.8%)
JC Penney Co., Inc.	124,400	3,989,508

Oil, Gas & Consumable Fuels (1.9%)
Chesapeake Energy Corp.	306,200	9,042,086

Pharmaceuticals (0.9%)
Eli Lilly & Co.	129,600	4,506,192

See accompanying notes to statements of investments.

Statement of Investments (concluded) January 31, 2011 (Unaudited) Aberdeen Equity Long-Short Fund

	Shares or Principal Amount	Value
Professional Services (1.4%)
Resources Connection, Inc.	334,500	$6,703,380

Semiconductors & Semiconductor Equipment (0.7%)
Altera Corp.	94,400	3,546,608

Software (1.0%)
Electronic Arts, Inc.*	292,600	4,561,634

Specialty Retail (1.6%)
Hibbett Sports, Inc.*	170,000	5,443,400
Williams-Sonoma, Inc.	70,200	2,260,440

		7,703,840

Total Common Stocks - Short Positions		122,391,957

EXCHANGE TRADED FUNDS - SHORT POSITIONS (4.4%)
Equity Funds (4.4%)
Consumer Discretionary Select Sector SPDR Fund	129,400	4,811,092
Materials Select Sector SPDR Fund	138,400	5,320,096
Semiconductor HOLDRs Trust	110,000	3,785,100
SPDR S&P Retail ETF	155,000	7,196,650

		21,112,938

Total Exchange Traded Funds - Short Positions		21,112,938

Total Securities Sold Short (Proceeds $124,240,976) (a) — 30.0%		$143,504,895

*	Non income-producing security.
(a)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2011 (Unaudited)

Aberdeen Emerging Markets Fund

	Shares or Principal Amount	Value
COMMON STOCKS (81.2%)
BRAZIL (3.9%)
Multiline Retail (1.3%)
Lojas Renner SA	91,367	$2,652,847

Real Estate Management & Development (1.2%)
Multiplan Empreendimentos Imobiliarios SA	122,851	2,357,601

Tobacco (1.4%)
Souza Cruz SA	62,000	2,961,360

		7,971,808

CHILE (2.1%)
Commercial Banks (2.1%)
Banco Santander Chile ADR	50,000	4,244,000

CHINA (7.4%)
Oil, Gas & Consumable Fuels (3.3%)
PetroChina Co. Ltd., H Shares (a)	4,807,200	6,710,749

Wireless Telecommunication Services (4.1%)
China Mobile Ltd. (a)	845,100	8,312,646

		15,023,395

HONG KONG (6.9%)
Insurance (1.6%)
AIA Group Ltd.*	1,170,600	3,213,026

Real Estate Management & Development (5.3%)
Hang Lung Group Ltd. (a)	810,000	5,084,872
Swire Pacific Ltd., Class A (a)	153,000	2,418,225
Swire Pacific Ltd., Class B (a)	1,125,000	3,255,937

		10,759,034

		13,972,060

HUNGARY (2.4%)
Pharmaceuticals (2.4%)
Richter Gedeon Nyrt. (a)	23,013	4,899,177

INDIA (12.7%)
Automobiles (1.7%)
Hero Honda Motors Ltd. (a)	94,000	3,363,656

Chemicals (0.9%)
Grasim Industries Ltd.	14,262	712,945

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Emerging Markets Fund

	Shares or Principal Amount	Value
Grasim Industries Ltd. GDR, Registered Shares (a)(b)	24,359	$1,213,888

		1,926,833

Commercial Banks (1.3%)
ICICI Bank Ltd. (a)	59,500	1,331,381
ICICI Bank Ltd. ADR	31,000	1,343,540

		2,674,921

Construction Materials (0.9%)
Ultratech Cement Ltd. (a)	67,221	1,468,767
Ultratech Cement Ltd. GDR, Registered Shares	6,959	304,007

		1,772,774

Household Products (1.0%)
Hindustan Unilever Ltd.	360,000	2,125,811

Information Technology Services (2.5%)
Infosys Technologies Ltd. (a)	32,500	2,205,617
Infosys Technologies Ltd. ADR	42,000	2,843,820

		5,049,437

Pharmaceuticals (0.9%)
GlaxoSmithKline Pharmaceuticals Ltd. (a)	38,211	1,882,682

Thrifts & Mortgage Finance (2.5%)
Housing Development Finance Corp. Ltd. (a)	375,000	5,156,656

Wireless Telecommunication Services (1.0%)
Bharti Airtel Ltd. (a)	280,000	1,961,379

		25,914,149

INDONESIA (2.6%)
Automobiles (2.6%)
PT Astra International Tbk (a)	970,000	5,281,603

ISRAEL (0.9%)
Software (0.9%)
CheckPoint Software Technologies Ltd.*	40,114	1,787,079

ITALY (2.1%)
Energy Equipment & Services (2.1%)
Tenaris SA ADR	92,600	4,367,942

MALAYSIA (3.1%)
Commercial Banks (3.1%)
CIMB Group Holdings Bhd (a)	1,439,100	3,953,721
Public Bank Bhd (Foreign Mkt)	540,000	2,363,547

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Emerging Markets Fund

	Shares or Principal Amount	Value
		6,317,268

MEXICO (7.3%)
Beverages (2.9%)
Fomento Economico Mexicano SAB de CV ADR	111,501	$5,917,358

Commercial Banks (2.6%)
Grupo Financiero Banorte SAB de CV	1,186,500	5,281,593

Food & Staples Retailing (1.0%)
Organizacion Soriana SAB de CV, Class B	646,000	2,039,019

Transportation Infrastructure (0.8%)
Grupo Aeroportuario del Sureste SAB de CV ADR, B Shares	33,000	1,725,240

		14,963,210

PHILIPPINES (2.1%)
Commercial Banks (1.0%)
Bank of the Philippine Islands (a)	1,716,829	1,999,860

Real Estate Management & Development (1.1%)
Ayala Land, Inc. (a)	6,716,800	2,241,443

		4,241,303

POLAND (1.8%)
Commercial Banks (1.8%)
Bank Pekao SA (a)	62,000	3,692,342

REPUBLIC OF SOUTH KOREA (1.5%)
Food & Staples Retailing (1.5%)
Shinsegae Co. Ltd.	6,030	3,097,547

RUSSIA (3.0%)
Oil, Gas & Consumable Fuels (3.0%)
LUKOIL OAO ADR	98,000	6,073,060

SOUTH AFRICA (4.6%)
Food & Staples Retailing (2.7%)
Massmart Holdings Ltd. (a)	275,680	5,471,472

Specialty Retail (1.9%)
Truworths International Ltd. (a)	438,000	3,886,564

		9,358,036

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Emerging Markets Fund

	Shares or Principal Amount	Value
TAIWAN (5.7%)
Semiconductors & Semiconductor Equipment (4.4%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	3,442,308	$8,951,212

Wireless Telecommunication Services (1.3%)
Taiwan Mobile Co. Ltd. (a)	1,170,000	2,759,455

		11,710,667

THAILAND (4.3%)
Construction Materials (2.3%)
Siam Cement PCL, Foreign Shares (a)	428,800	4,638,462

Oil, Gas & Consumable Fuels (2.0%)
PTT Exploration & Production PCL, Foreign Shares	800,000	4,175,711

		8,814,173

TURKEY (4.2%)
Commercial Banks (2.7%)
Akbank T.A.S. (a)	1,173,001	5,517,424

Food & Staples Retailing (1.5%)
BIM Birlesik Magazalar A.S. (a)	94,000	3,020,214

		8,537,638

UNITED KINGDOM (2.6%)
Commercial Banks (2.6%)
Standard Chartered PLC (a)	200,125	5,211,954

Total Common Stocks		165,478,411

PREFERRED STOCKS (18.5%)
BRAZIL (13.9%)
Commercial Banks (3.3%)
Banco Bradesco SA ADR, Preferred Shares	349,080	6,604,594

Metals & Mining (4.4%)
Vale SA ADR, Preferred Shares	292,000	9,046,160

Oil, Gas & Consumable Fuels (6.2%)
Petroleo Brasileiro SA ADR, Preferred Shares	233,000	7,747,250
Ultrapar Participacoes SA, Preferred Shares	78,000	4,922,523

		12,669,773

		28,320,527

See accompanying notes to statements of investments.

Statement of Investments (concluded) January 31, 2011 (Unaudited) Aberdeen Emerging Markets Fund

	Shares or Principal Amount	Value
REPUBLIC OF SOUTH KOREA (4.6%)
Semiconductors & Semiconductor Equipment (4.6%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	15,700	$9,325,183

Total Preferred Stocks		37,645,710

REPURCHASE AGREEMENT (0.7%)
UNITED STATES (0.7%)
State Street Bank, 0.12%, dated 1/31/11, due 2/01/11, repurchase price $1,523,005, collateralized by U.S. Treasury Note, maturing 04/30/15; total market value of $1,557,497	$1,523,000	1,523,000

Total Repurchase Agreement		1,523,000

Total Investments (Cost $152,371,098) (c) — 100.4%		204,647,121

Liabilities in excess of other assets — (0.4)%		(899,011)

Net Assets — 100.0%		$203,748,110

*	Non income-producing security.
(a)	Fair Valued Security; countries with a Fair Value designation indicate all its securities are Fair Valued. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.6% of net assets as of January 31, 2011. (unaudited)
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2011 (Unaudited)

Aberdeen Natural Resources Fund

	Shares or Principal Amount	Value
COMMON STOCKS (100.1%)
BRAZIL (10.9%)
Metals & Mining (5.9%)
Vale SA ADR	148,500	$5,172,255

Oil, Gas & Consumable Fuels (3.3%)
Petroleo Brasileiro SA ADR	80,100	2,942,073

Transportation Infrastructure (1.7%)
Wilson Sons Ltd. BDR	81,200	1,512,499

		9,626,827

CANADA (10.6%)
Metals & Mining (7.9%)
Barrick Gold Corp.	76,100	3,615,511
Goldcorp, Inc.	83,600	3,355,354

		6,970,865

Road & Rail (2.7%)
Canadian National Railway Co.	35,600	2,417,240

		9,388,105

CHILE (1.1%)
Chemicals (1.1%)
Sociedad Quimica y Minera de Chile SA ADR	18,600	994,728

CHINA (3.4%)
Oil, Gas & Consumable Fuels (3.4%)
PetroChina Co. Ltd. Class H (a)	2,160,000	3,015,314

FRANCE (8.2%)
Chemicals (3.1%)
Air Liquide SA (a)	22,400	2,794,480

Electrical Equipment (2.7%)
Schneider Electric SA (a)	15,500	2,413,251

Oil, Gas & Consumable Fuels (2.4%)
Total SA (a)	35,800	2,094,883

		7,302,614

GERMANY (3.1%)
Chemicals (3.1%)
Linde AG (a)	18,500	2,697,251

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Natural Resources Fund

	Shares or Principal Amount	Value
ITALY (11.1%)
Energy Equipment & Services (6.0%)
Tenaris SA ADR	112,900	$5,325,493

Oil, Gas & Consumable Fuels (5.1%)
Eni SpA (a)	191,400	4,531,599

		9,857,092

JAPAN (4.6%)
Chemicals (4.6%)
Shin-Etsu Chemical Co. Ltd. (a)	72,900	4,104,385

NETHERLANDS (2.5%)
Energy Equipment & Services (2.5%)
Fugro NV, CVA (a)	27,900	2,246,331

THAILAND (3.1%)
Oil, Gas & Consumable Fuels (3.1%)
PTT Exploration & Production PCL, Foreign Shares	525,600	2,743,442

UNITED KINGDOM (22.6%)
Metals & Mining (12.7%)
BHP Billiton PLC (a)	139,100	5,311,369
Rio Tinto PLC (a)	86,000	5,906,138

		11,217,507

Multi-Utilities (2.5%)
Centrica PLC (a)	440,200	2,254,099

Oil, Gas & Consumable Fuels (7.4%)
BG Group PLC (a)	98,900	2,219,178
Royal Dutch Shell PLC, Class B (a)	124,800	4,348,712

		6,567,890

		20,039,496

UNITED STATES (18.9%)
Chemicals (4.9%)
Monsanto Co.	20,100	1,474,938
Praxair, Inc.	30,500	2,837,720

		4,312,658

Energy Equipment & Services (7.0%)
Schlumberger Ltd.	46,900	4,173,631
Tidewater, Inc.	35,000	2,082,150

		6,255,781

See accompanying notes to statements of investments.

Statement of Investments (concluded) January 31, 2011 (Unaudited) Aberdeen Natural Resources Fund

	Shares or Principal Amount	Value
Oil, Gas & Consumable Fuels (7.0%)
EOG Resources, Inc.	40,500	$4,308,795
Hess Corp.	22,900	1,926,348

		6,235,143

		16,803,582

Total Common Stocks		88,819,167

Total Investments (Cost $73,862,373) (b) — 100.1%		88,819,167

Liabilities in excess of other assets — (0.1)%		(91,075)

Net Assets — 100.0%		$88,728,092

(a)	Fair Valued Security; countries with a Fair Value designation indicate all its securities are Fair Valued. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

ADR - American Depositary Receipt

BDR - Brazilian Depositary Receipt

CVA - Dutch Certificate

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2011 (Unaudited)

Aberdeen Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (100.1%)
Aerospace & Defense (2.3%)
BE Aerospace, Inc.*	158,769	$6,142,773

Auto Components (2.5%)
Drew Industries, Inc.	272,900	6,445,898

Biotechnology (1.2%)
United Therapeutics Corp.*	45,960	3,124,361

Building Products (1.4%)
Gibraltar Industries, Inc.*	341,900	3,771,157

Chemicals (2.7%)
Valspar Corp.	190,130	7,105,158

Commercial Banks (9.7%)
Bank of the Ozarks, Inc.	98,030	4,228,034
Canadian Western Bank	208,000	6,156,808
CapitalSource, Inc.	804,059	6,207,335
Univest Corp. of Pennsylvania	130,770	2,253,821
Wintrust Financial Corp.	197,571	6,502,062

		25,348,060

Commercial Services & Supplies (1.4%)
Clean Harbors, Inc.*	41,407	3,728,286

Communications Equipment (2.1%)
Tellabs, Inc.	1,026,453	5,440,201

Containers & Packaging (0.6%)
Silgan Holdings, Inc.	38,882	1,451,465

Electric Utilities (1.3%)
ITC Holdings Corp.	51,960	3,413,772

Electronic Equipment & Instruments (3.2%)
Littelfuse, Inc.	58,774	3,013,931
Rofin-Sinar Technologies, Inc.*	136,230	5,326,593

		8,340,524

Energy Equipment & Services (1.8%)
Tidewater, Inc.	79,360	4,721,126

Food Products (1.7%)
Smithfield Foods, Inc.*	99,160	1,974,276

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
Food Products (continued)
TreeHouse Foods, Inc.*	53,900	$2,579,115

		4,553,391

Health Care Equipment & Supplies (2.8%)
Hill-Rom Holdings, Inc.	115,500	4,674,285
Teleflex, Inc.	44,420	2,546,154

		7,220,439

Health Care Providers & Services (4.2%)
IPC The Hospitalist Co., Inc.*	111,940	4,156,332
LHC Group, Inc.*	94,255	2,507,183
Sun Healthcare Group, Inc.*	148,904	1,860,556
VCA Antech, Inc.*	110,720	2,537,702

		11,061,773

Hotels, Restaurants & Leisure (4.6%)
P.F. Chang’s China Bistro, Inc.	57,320	2,639,013
Panera Bread Co.*	21,000	2,006,760
Penn National Gaming, Inc.*	90,900	3,247,857
WMS Industries, Inc.*	99,660	4,180,737

		12,074,367

Household Durables (1.4%)
Ethan Allen Interiors, Inc.	165,600	3,709,440

Information Technology Services (1.0%)
Alliance Data Systems Corp.*	37,020	2,618,795

Insurance (3.6%)
Amerisafe, Inc.*	189,960	3,383,188
Aspen Insurance Holdings Ltd.	89,500	2,689,475
Hanover Insurance Group, Inc. (The)	71,553	3,384,457

		9,457,120

Internet & Catalog Retail (1.1%)
NutriSystem, Inc.	157,981	2,995,320

Machinery (12.4%)
Dynamic Materials Corp.	242,927	4,797,808
FreightCar America, Inc.	185,338	5,285,840
Harsco Corp.	170,638	5,506,488
Kennametal, Inc.	127,147	5,162,168
Terex Corp.*	169,065	5,482,778
Wabtec Corp.	118,070	6,399,394

		32,634,476

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
Metals & Mining (3.7%)
AK Steel Holding Corp.	282,200	$4,486,980
Compass Minerals International, Inc.	56,800	5,218,216

		9,705,196

Oil, Gas & Consumable Fuels (2.9%)
Berry Petroleum Co., Class A	163,070	7,610,477

Pharmaceuticals (0.8%)
Viropharma, Inc.*	124,790	2,046,556

Real Estate Investment Trusts (REIT) (2.2%)
Healthcare Realty Trust, Inc.	125,008	2,625,168
Sabra Healthcare REIT, Inc.	176,204	3,279,156

		5,904,324

Real Estate Management & Development (1.9%)
Jones Lang LaSalle, Inc.	57,410	5,088,822

Road & Rail (2.3%)
Con-way, Inc.	37,900	1,289,358
Kansas City Southern*	93,000	4,648,140

		5,937,498

Semiconductors & Semiconductor Equipment (3.3%)
Silicon Laboratories, Inc.*	87,800	3,905,344
Teradyne, Inc.*	285,500	4,762,140

		8,667,484

Software (7.4%)
Advent Software, Inc.*	139,394	4,120,487
Concur Technologies, Inc.*	75,408	3,848,070
MICROS Systems, Inc.*	118,767	5,432,402
Solera Holdings, Inc.	114,690	6,001,728

		19,402,687

Specialty Retail (6.6%)
Ascena Retail Group, Inc.*	83,000	2,250,130
Monro Muffler Brake, Inc.	171,000	5,656,680
Tractor Supply Co.	123,760	6,350,126
Zumiez, Inc.*	127,589	2,962,616

		17,219,552

Textiles, Apparel & Luxury Goods (1.5%)
Phillips-Van Heusen Corp.	69,648	4,065,354

See accompanying notes to statements of investments.

Statement of Investments (concluded) January 31, 2011 (Unaudited) Aberdeen Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (CONTINUED)
Thrifts & Mortgage Finance (1.0%)
Washington Federal, Inc.	157,080	$2,715,913

Trading Companies & Distributors (2.3%)
Beacon Roofing Supply, Inc.*	328,730	5,969,737

Wireless Telecommunication Services (1.2%)
Shenandoah Telecommunications Co.	191,030	3,195,932

Total Common Stocks		262,887,434

REPURCHASE AGREEMENT (0.4%)
State Street Bank, 0.12%, dated 1/31/11, due 2/01/11, repurchase price $1,108,004, collateralized by U.S. Treasury Note, maturing 04/30/15; total market value of $1,134,151	$1,108,000	1,108,000

Total Repurchase Agreement		1,108,000

Total Investments (Cost $200,025,570) (a) — 100.5%		263,995,434

Liabilities in excess of other assets — (0.5)%		(1,397,957)

Net Assets — 100.0%		$262,597,477

*	Non income-producing security.
(a)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

REIT - Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2011 (Unaudited)

Aberdeen U.S. Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (99.4%)
Aerospace & Defense (4.0%)
Bombardier, Inc.	140,600	$800,339
United Technologies Corp.	10,600	861,780

		1,662,119

Auto Components — 0.7%
BorgWarner, Inc.*	4,200	283,080

Beverages — 3.1%
PepsiCo, Inc.	20,400	1,311,924

Biotechnology — 2.5%
Gilead Sciences, Inc.*	26,700	1,024,746

Capital Markets (3.5%)
Charles Schwab Corp. (The)	30,800	555,940
State Street Corp.	19,800	925,056

		1,480,996

Chemicals (3.6%)
Monsanto Co.	8,800	645,744
Praxair, Inc.	9,100	846,664

		1,492,408

Commercial Banks (3.9%)
Royal Bank of Canada	13,600	729,064
Wells Fargo & Co.	27,900	904,518

		1,633,582

Communications Equipment (5.2%)
Cisco Systems, Inc.*	51,000	1,078,650
QUALCOMM, Inc.	20,150	1,090,719

		2,169,369

Computers & Peripherals — 1.7%
EMC Corp.*	28,800	716,832

Diversified Financial Services (4.0%)
IntercontinentalExchange, Inc.*	4,500	542,205
JPMorgan Chase & Co.	25,250	1,134,735

		1,676,940

Diversified Telecommunication Services — 1.0%
TELUS Corp.	8,800	436,331

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen U.S. Equity Fund

	Shares or Principal Amount	Value
Electrical Equipment — 2.5%
Emerson Electric Co.	17,800	$1,048,064

Energy Equipment & Services (3.8%)
Schlumberger Ltd.	9,900	881,001
Tidewater, Inc.	12,200	725,778

		1,606,779

Food & Staples Retailing — 2.5%
CVS Caremark Corp.	30,850	1,055,070

Food Products (3.9%)
Kellogg Co.	12,000	603,600
Kraft Foods, Inc., Class A	33,200	1,014,924

		1,618,524

Health Care Equipment & Supplies (4.1%)
Baxter International, Inc.	19,000	921,310
St. Jude Medical, Inc.*	19,600	793,800

		1,715,110

Health Care Providers & Services (3.2%)
Aetna, Inc.	18,700	615,978
Quest Diagnostics, Inc.	12,500	711,875

		1,327,853

Hotels, Restaurants & Leisure — 0.8%
Starwood Hotels & Resorts Worldwide, Inc.	5,300	312,541

Household Products — 1.2%
Procter & Gamble Co. (The)	7,800	492,414

Industrial Conglomerates — 1.8%
3M Co.	8,400	738,528

Information Technology Services (5.6%)
Alliance Data Systems Corp.*	10,300	728,622
Cognizant Technology Solutions Corp., Class A*	13,400	977,530
Visa, Inc., Class A	9,300	649,605

		2,355,757

Insurance (3.6%)
Aflac, Inc.	9,500	547,010
MetLife, Inc.	21,080	964,832

		1,511,842

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen U.S. Equity Fund

	Shares or Principal Amount	Value
Internet Software & Services — 1.6%
Yahoo!, Inc.*	42,700	$688,324

Machinery (2.6%)
Deere & Co.	8,600	781,740
PACCAR, Inc.	5,400	305,046

		1,086,786

Media — 1.2%
Comcast Corp.	21,200	482,300

Oil, Gas & Consumable Fuels (9.0%)
Apache Corp.	8,750	1,044,400
EOG Resources, Inc.	9,040	961,766
Exxon Mobil Corp.	11,100	895,548
Hess Corp.	10,200	858,024

		3,759,738

Pharmaceuticals — 1.9%
Johnson & Johnson	13,400	800,918

Road & Rail — 2.8%
Canadian National Railway Co.	17,300	1,174,670

Semiconductors & Semiconductor Equipment — 1.9%
Marvell Technology Group Ltd.*	42,800	813,628

Software (5.4%)
Oracle Corp.	39,850	1,276,395
Solera Holdings, Inc.	19,100	999,503

		2,275,898

Specialty Retail (4.2%)
Staples, Inc.	41,400	923,634
TJX Cos., Inc.	11,350	537,877
Urban Outfitters, Inc.*	9,337	315,777

		1,777,288

Tobacco — 2.6%
Philip Morris International, Inc.	18,900	1,081,836

Total Common Stocks		41,612,195

REPURCHASE AGREEMENT (1.0%)
State Street Bank, 0.12% dated 1/31/11, due 2/01/11, repurchase price $422,001 collateralized by U.S. Treasury Note, maturing 4/30/15; total market value of $433,800	$422,000	$422,000

Total Repurchase Agreement		422,000

See accompanying notes to statements of investments.

Statement of Investments (concluded) January 31, 2011 (Unaudited) Aberdeen U.S. Equity Fund

Value
Total Investments (Cost $32,418,815) (a) — 100.4%	$42,034,195

Liabilities in excess of other assets — (0.4)%	(160,364)

Net Assets — 100.0%	$41,873,831

*	Non income-producing security.
(a)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2011 (Unaudited)

Aberdeen Global Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (91.5%)
AUSTRALIA (2.9%)
Insurance (2.9%)
QBE Insurance Group Ltd. (a)	71,800	$1,255,576

CANADA (2.0%)
Road & Rail (2.0%)
Canadian National Railway Co.	12,600	854,261

CHINA (3.1%)
Oil, Gas & Consumable Fuels (1.6%)
PetroChina Co. Ltd., H Shares (a)	488,000	681,238

Wireless Telecommunication Services (1.5%)
China Mobile Ltd. (a)	64,500	634,440

		1,315,678

FRANCE (1.5%)
Electrical Equipment (1.5%)
Schneider Electric SA (a)	4,300	669,482

GERMANY (4.0%)
Electric Utilities (1.5%)
E.ON AG (a)	18,700	623,872

Textiles, Apparel & Luxury Goods (2.5%)
Adidas AG (a)	17,300	1,076,619

		1,700,491

HONG KONG (2.3%)
Real Estate Management & Development (2.3%)
Swire Pacific Ltd., Class A (a)	64,000	1,011,545

ITALY (6.7%)
Energy Equipment & Services (3.0%)
Tenaris SA ADR	27,100	1,278,307

Oil, Gas & Consumable Fuels (3.7%)
Eni SpA (a)	67,000	1,586,297

		2,864,604

JAPAN (10.4%)
Chemicals (1.5%)
Shin-Etsu Chemical Co. Ltd. (a)	11,500	647,468

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Global Equity Fund

	Shares or Principal Amount	Value
Machinery (2.0%)
Fanuc Corp. (a)	5,400	$854,544

Office Electronics (2.9%)
Canon, Inc. (a)	25,200	1,240,438

Pharmaceuticals (2.5%)
Takeda Pharmaceutical Co. Ltd. (a)	22,200	1,070,056

Real Estate Management & Development (1.5%)
Daito Trust Construction Co. Ltd. (a)	9,500	667,306

		4,479,812

NETHERLANDS (1.5%)
Industrial Conglomerates (1.5%)
Koninklijke Philips Electronics NV (a)	20,600	641,859

SINGAPORE (1.3%)
Real Estate Management & Development (1.3%)
City Developments Ltd. (a)	65,000	580,205

SWEDEN (4.5%)
Commercial Banks (2.3%)
Nordea Bank AB (a)	80,800	980,380

Communications Equipment (2.2%)
Telefonaktiebolaget LM Ericsson, B Shares (a)	77,000	949,319

		1,929,699

SWITZERLAND (11.7%)
Food Products (1.9%)
Nestle SA (a)	15,300	826,594

Insurance (3.7%)
Zurich Financial Services AG (a)	5,800	1,585,813

Pharmaceuticals (6.1%)
Novartis AG (a)	22,300	1,241,437
Roche Holding AG (a)	9,100	1,384,456

		2,625,893

		5,038,300

TAIWAN (3.5%)
Semiconductors & Semiconductor Equipment (3.5%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	114,100	1,491,287

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Global Equity Fund

	Shares or Principal Amount	Value
UNITED KINGDOM (16.4%)
Commercial Banks (2.9%)
Standard Chartered PLC (a)	47,375	$1,233,811

Metals & Mining (2.0%)
Rio Tinto PLC (a)	12,400	851,583

Multi-Utilities (2.4%)
Centrica PLC (a)	203,500	1,042,047

Oil, Gas & Consumable Fuels (2.1%)
Royal Dutch Shell PLC, B Shares (a)	25,800	899,012

Tobacco (2.9%)
British American Tobacco PLC (a)	33,800	1,248,328

Wireless Telecommunication Services (4.1%)
Vodafone Group PLC (a)	626,500	1,758,334

		7,033,115

UNITED STATES (19.7%)
Aerospace & Defense (2.1%)
United Technologies Corp.	10,800	878,040

Beverages (1.0%)
PepsiCo, Inc.	6,400	411,584

Energy Equipment & Services (2.2%)
Schlumberger Ltd.	10,500	934,395

Food & Staples Retailing (1.9%)
CVS Caremark Corp.	24,300	831,060

Food Products (1.9%)
Kraft Foods, Inc., Class A	27,300	834,561

Health Care Providers & Services (1.6%)
Quest Diagnostics, Inc.	12,000	683,400

Oil, Gas & Consumable Fuels (1.7%)
EOG Resources, Inc.	6,800	723,452

Pharmaceuticals (2.8%)
Johnson & Johnson	20,400	1,219,308

See accompanying notes to statements of investments.

Statement of Investments (concluded) January 31, 2011 (Unaudited) Aberdeen Global Equity Fund

	Shares or Principal Amount	Value
Software (1.0%)
Oracle Corp.	13,700	$438,811

Tobacco (3.5%)
Philip Morris International, Inc.	26,400	1,511,136

		8,465,747

Total Common Stocks		39,331,661

PREFERRED STOCKS (6.9%)
BRAZIL (4.4%)
Commercial Banks (2.4%)
Banco Bradesco SA ADR, Preferred Shares	54,270	1,026,788

Oil, Gas & Consumable Fuels (2.0%)
Petroleo Brasileiro SA ADR, Preferred Shares	26,300	874,475

		1,901,263

REPUBLIC OF SOUTH KOREA (2.5%)
Semiconductors & Semiconductor Equipment (2.5%)
Samsung Electronics Co. Ltd., GDR, Preferred Shares (a) (b)	3,600	1,060,601

Total Preferred Stocks		2,961,864

REPURCHASE AGREEMENT (1.5%)
UNITED STATES (1.5%)
State Street Bank, 0.12%, dated 1/31/11, due 2/01/11, repurchase price $628,002, collateralized by U.S. Treasury Note, maturing 4/30/15; total market value of $642,860	$628,000	628,000

Total Repurchase Agreement		628,000

Total Investments (Cost $34,072,824) (c) — 99.9%		42,921,525

Other assets in excess of liabilities — 0.1%		35,864

Net Assets — 100.0%		$42,957,389

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2011 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value

ASSET-BACKED SECURITIES (3.8%)
GERMANY (0.4%)
German Postal Pensions Securitisation 2 PLC, Series 2 (EUR), 4.25%, 01/18/17	$100,000	$143,173

ITALY (0.2%)
Romulus Finance SRL, Series A1 (EUR), 4.94%, 02/20/13	70,000	87,714

UNITED KINGDOM (0.2%)
Chester Asset Receivables Dealings 2003-B PLC, Class A (GBP), 4.65%, 09/15/15	50,000	82,560

UNITED STATES (3.0%)
Ally Master Owner Trust, Series 2010-4, Class A (USD), 1.33%, 08/15/17 (a)	100,000	100,403
Capital One Multi-Asset Execution Trust
Series 2006-B1, Class B1 (USD), 0.54%, 01/15/19 (a)	50,000	48,307
Series 2007-A5, Class A5 (USD), 0.30%, 07/15/20 (a)	100,000	96,726
Citibank Credit Card Issuance Trust, Series 2001-A4, Class A4 (EUR), 5.38%, 04/10/13	30,000	41,289
CPS Auto Trust, Series 2010-A, Class A (USD), 2.89%, 03/15/16 (b)	73,605	73,504
Discover Card Master Trust, Series 2010-A2, Class A2 (USD), 0.84%, 03/15/18 (a)	100,000	100,692
Ford Credit Auto Owner Trust, Series 2009-B, Class A3 (USD), 2.79%, 08/15/13	80,512	81,516
MBNA America European Structured Offerings No. 7 (EUR), 5.45%, 04/19/11	90,000	124,051
MBNA Credit Card Master Note Trust, Series 2004-B1, Class B1 (USD), 4.45%, 08/15/16	40,000	42,857
Morgan Stanley Resecuritization Trust, Series 2010-F, Class B (USD), 0.51%, 06/17/13 (a)(b)	50,000	49,672
SLM Student Loan Trust 2003-10, Series REGS (EUR), 1.58%, 12/15/27 (a)	230,000	292,364
World Financial Network Credit Card Master Trust
Series 2009-D, Class A (USD), 4.66%, 05/15/17	21,000	22,383
Series 2010-A, Class A (USD), 3.96%, 04/15/19	35,000	35,946
Series 2010-A, Class M (USD), 5.20%, 04/15/19	45,000	47,555

		1,157,265

Total Asset-Backed Securities		1,470,712

COMMERCIAL MORTGAGE-BACKED SECURITIES (3.0%)
UNITED STATES (3.0%)
Americold LLC Trust, Series 2010-ARTA, Class A2FL (USD), 2.50%, 01/14/29 (a)(b)	100,000	100,357
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class ASB (USD), 5.71%, 02/10/51 (a)	100,000	106,280
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class AAB (USD), 4.80%, 09/11/42	41,035	42,662
Series 2006-PW13, Class AM (USD), 5.58%, 09/11/41 (a)	25,000	25,729
Series 2007-PW15, Class AAB (USD), 5.32%, 02/11/44	100,000	105,019
Series 2007-PW17, Class A4 (USD), 5.69%, 06/11/50 (a)	25,000	26,682
Series 2007-PW17, Class AM (USD), 5.92%, 06/11/50 (a)	50,000	50,590
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class A4 (USD), 5.43%, 10/15/49	50,000	53,769
Series 2006-C5, Class AM, (USD), 5.46%, 10/15/49	20,000	20,452
Series 2007-C6, Class A4 (USD), 5.70%, 12/10/49 (a)	50,000	53,807
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B (USD), 6.01%, 12/10/49 (a)	50,000	53,524
Commercial Mortgage Pass Through Certificates
Series 2005-C6, Class A5B (USD), 5.17%, 06/10/44 (a)	30,000	30,877
Series 2006-C7, Class AM (USD), 5.79%, 06/10/46 (a)	40,000	41,551
Series 2007-C9, Class A4 (USD), 5.81%, 12/10/49 (a)	40,000	43,322
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4 (USD), 5.54%, 12/10/49	70,000	73,509

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value

Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4 (USD), 5.44%, 03/10/39	$85,000	$90,418
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD11, Class ASB (USD), 5.82%, 06/15/49 (a)	50,000	53,039
Series 2007-LD12, Class A4 (USD), 5.88%, 02/15/51 (a)	80,000	85,630
Series 2007-LD12, Class ASB (USD), 5.83%, 02/15/51 (a)	40,000	42,629
Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A4 (USD), 4.86%, 08/12/39 (a)	25,000	26,345
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29, Class AM (USD), 5.34%, 11/15/48	20,000	20,286
Series 2007-C32, Class APB (USD), 5.75%, 06/15/49 (a)	32,000	33,839

Total Commercial Mortgage-Backed Securities		1,180,316

RESIDENTIAL MORTGAGE-BACKED SECURITIES (2.8%)
UNITED STATES (2.8%)
BCAP LLC Trust
Series 2009-RR2, Class A1 (USD), 5.39%, 01/21/38 (a)(b)	132,547	134,006
Series 2009-RR4, Class 3A1 (USD), 5.29%, 04/26/37 (a)(b)	59,319	59,656
Series 2009-RR6, Class 3A1 (USD), 4.83%, 12/26/37 (a)(b)	75,251	74,817
Credit Suisse Mortgage Capital Certificates
Series 2009-2R, Class 2A5 (USD), 5.39%, 06/26/37 (a)(b)	69,992	70,184
Series 2009-3R, Class 25A1 (USD), 5.59%, 07/27/36 (a)(b)	68,795	68,579
Series 2009-3R, Class 28A1 (USD), 5.20%, 08/27/37 (a)(b)	32,688	32,918
Series 2009-3R, Class 30A1 (USD), 5.67%, 07/27/37 (a)(b)	69,958	71,464
Series 2009-8R, Class 5A1 (USD), 5.86%, 05/26/37 (a)(b)	102,917	105,559
JP Morgan Re-Remic
Series 2009-7, Class 14A1 (USD), 5.63%, 07/27/37 (a)(b)	72,003	72,646
Series 2009-7, Class 17A1 (USD), 6.43%, 07/27/37 (a)(b)	74,961	75,691
Series 2009-7, Class 1A1 (USD), 5.58%, 08/27/37 (a)(b)	69,095	68,859
Series 2009-7, Class 2A1 (USD), 6.00%, 02/27/37 (a)(b)	79,043	80,295
Series 2009-8, Class A1 (USD), 5.31%, 04/20/36 (a)(b)	68,798	69,210
Morgan Stanley Capital I, Series 2007-1Q14, Class AAB (USD), 5.65%, 04/15/49 (a)	60,000	63,607
Residential Funding Mortgage Securities I, Inc., Series 2004-S9, Class 1A6 (USD), 5.50%, 12/25/34	17,693	18,275

Total Residential Mortgage-Backed Securities		1,065,766

CORPORATE BONDS (11.5%)
UNITED STATES (11.5%)
Biotechnology (0.1%)
Life Technologies Corp. (USD), 5.00%, 01/15/21	30,000	29,950

Chemicals (0.4%)
Chevron Phillips Chemical Co. LLC (USD), 7.00%, 06/15/14 (b)	45,000	51,029
Dow Chemical Co. (USD), 4.25%, 11/15/20	60,000	57,443
Eastman Chemical Co. (USD), 3.00%, 12/15/15	40,000	39,552

		148,024

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value

Commercial Banks (1.7%)
Bank of America Corp.
(USD), 7.38%, 05/15/14	$20,000	$22,756
(USD), 6.50%, 08/01/16	70,000	77,482
(USD), 6.00%, 09/01/17	20,000	21,239
(USD), 5.88%, 01/05/21	20,000	20,939
Citigroup, Inc. (USD), 4.75%, 05/19/15	30,000	31,661
First Horizon National Corp. (USD), 5.38%, 12/15/15	30,000	30,936
Goldman Sachs Group, Inc.
(USD), 3.70%, 08/01/15	30,000	30,504
(USD), 5.95%, 01/18/18	45,000	48,677
(USD), 6.25%, 02/01/41	35,000	35,380
JPMorgan Chase & Co.
(USD), MTN, 2.05%, 01/24/14	65,000	65,058
(USD), 4.95%, 03/25/20	10,000	10,175
(USD), 4.25%, 10/15/20	50,000	48,158
Morgan Stanley
(USD), 4.75%, 04/01/14	20,000	20,758
(USD), MTN, 6.00%, 04/28/15	100,000	108,300
Wachovia Corp. (USD), 5.75%, 06/15/17	65,000	72,633

		644,656

Computers & Peripherals (0.1%)
Brocade Communications Systems, Inc. (USD), 6.63%, 01/15/18	45,000	47,813

Diversified Financial Services (1.7%)
Blackstone Holdings Finance Co. LLC (USD), 6.63%, 08/15/19 (b)	48,000	50,044
Crown Castle Towers LLC (USD), 6.11%, 01/15/40 (b)(c)	75,000	79,725
ERAC USA Finance LLC
(USD), 6.20%, 11/01/16 (b)	45,000	50,324
(USD), 5.25%, 10/01/20 (b)	65,000	67,117
General Electric Capital Corp.
(USD), 2.25%, 11/09/15	15,000	14,422
(USD), MTN, 4.38%, 09/16/20	95,000	92,306
HSBC Finance Corp. (USD), 5.25%, 01/15/14	100,000	106,850
Merrill Lynch & Co., Inc. (USD), 6.05%, 05/16/16	55,000	58,103
Raymond James Financial, Inc. (USD), 8.60%, 08/15/19	32,000	38,393
RenRe North America Holdings, Inc. (USD), 5.75%, 03/15/20	40,000	40,450
TECO Finance, Inc. (USD), 4.00%, 03/15/16	45,000	46,034
Utility Contract Funding LLC (USD), 7.94%, 10/01/16 (b)	24,746	26,992

		670,760

Diversified Telecommunication Services (0.3%)
Qwest Corp.
(USD), 7.63%, 06/15/15	40,000	46,000
(USD), 8.38%, 05/01/16	25,000	29,938
SBA Tower Trust (USD), 5.10%, 04/15/17 (b)	55,000	57,763

		133,701

Electric Utilities (1.1%)
Appalachian Power Co., Series L (USD), 5.80%, 10/01/35	45,000	44,271

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value

Constellation Energy Group, Inc. (USD), 5.15%, 12/01/20	$25,000	$24,808
Dominion Resources, Inc., Series 06-B (USD), 6.30%, 09/30/66 (a)	35,000	34,213
Entergy Corp. (USD), 3.63%, 09/15/15	35,000	34,955
FirstEnergy Corp., Series C (USD), 7.38%, 11/15/31	35,000	37,116
Integrys Energy Group, Inc. (USD), 6.11%, 12/01/66 (a)	35,000	33,950
KCP&L Greater Missouri Operations Co. (USD), 11.88%, 07/01/12	20,000	22,592
NiSource Finance Corp. (USD), 5.40%, 07/15/14	40,000	43,978
NV Energy, Inc. (USD), 6.25%, 11/15/20	40,000	39,764
PPL Capital Funding, Inc., Series A (USD), 6.70%, 03/30/67 (a)	30,000	29,475
Sierra Pacific Power Co., Series M (USD), 6.00%, 05/15/16	45,000	51,019
Trans-Allegheny Interstate Line Co. (USD), 4.00%, 01/15/15 (b)	47,000	48,287

		444,428

Electronics (0.1%)
Agilent Technologies, Inc. (USD), 6.50%, 11/01/17	35,000	39,212

Energy Equipment & Services (0.6%)
Enterprise Products Operating LLC
(USD), 5.95%, 02/01/41	50,000	48,834
Series M (USD), 5.65%, 04/01/13	45,000	48,956
Midcontinent Express Pipeline LLC (USD), 6.70%, 09/15/19 (b)	30,000	32,873
ONEOK Partners, LP (USD), 3.25%, 02/01/16	50,000	50,103
Plains All American Pipeline, LP (USD), 5.63%, 12/15/13	50,000	54,652

		235,418

Food & Staples (0.3%)
CVS Caremark Corp. (USD), 6.30%, 06/01/37 (a)(c)	105,000	101,194

Gas Utilities (0.2%)
Florida Gas Transmission Co. LLC (USD), 4.00%, 07/15/15 (b)	40,000	41,300
Questar Corp. (USD), 2.75%, 02/01/16	40,000	39,997

		81,297

Health Care Equipment & Supplies (0.3%)
Boston Scientific Corp. (USD), 6.00%, 01/15/20	65,000	67,364
CareFusion Corp. (USD), 5.13%, 08/01/14	45,000	48,977

		116,341

Healthcare Providers & Services (0.1%)
Medco Health Solutions, Inc. (USD), 7.25%, 08/15/13	40,000	45,357

Information Technology Services (0.3%)
Affiliated Computer Services, Inc. (USD), 5.20%, 06/01/15	50,000	53,789
International Business Machines Corp. (USD), 5.70%, 09/14/17	40,000	45,980

		99,769

Insurance (0.9%)
American International Group, Inc.
(USD), 5.60%, 10/18/16	20,000	21,018
(USD), MTN, 5.45%, 05/18/17	25,000	25,906

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value

CNA Financial Corp. (USD), 5.88%, 08/15/20	$20,000	$20,068
Metropolitan Life Global Funding I (USD), 2.50%, 09/29/15 (b)	100,000	98,685
Nationwide Mutual Insurance Co. (USD), 9.38%, 08/15/39 (b)	46,000	53,763
Penn Mutual Life Insurance Co.
(USD), 6.65%, 06/15/34 (b)	30,000	26,963
(USD), 7.63%, 06/15/40 (b)	10,000	9,877
Prudential Financial, Inc. (USD), 5.38%, 06/21/20	45,000	47,200
Reinsurance Group of America, Inc. (USD), 6.45%, 11/15/19	39,000	41,489

		344,969

Internet (0.1%)
Expedia, Inc. (USD), 8.50%, 07/01/16	40,000	43,800

Media (0.6%)
CBS Corp. (USD), 7.88%, 07/30/30	54,000	62,933
Comcast Corp. (USD), 6.40%, 03/01/40	15,000	15,564
NBC Universal, Inc.
(USD), 2.10%, 04/01/14 (b)	35,000	34,848
(USD), 5.95%, 04/01/41 (b)	15,000	14,609
Time Warner Cable, Inc. (USD), 5.88%, 11/15/40	35,000	33,574
Viacom, Inc. (USD), 6.88%, 04/30/36	75,000	84,049

		245,577

Metals & Mining (0.3%)
Nucor Corp. (USD), 6.40%, 12/01/37	45,000	50,848
Southern Copper Corp. (USD), 6.75%, 04/16/40	45,000	45,857

		96,705

Miscellaneous Manufacturing (0.1%)
Harsco Corp. (USD), 2.70%, 10/15/15	40,000	39,201

Multi-Utilities (0.3%)
CMS Energy Corp. (USD), 6.55%, 07/17/17	65,000	70,068
PNM Resources, Inc. (USD), 9.25%, 05/15/15	45,000	50,400

		120,468

Oil, Gas & Consumable Fuels (0.6%)
Airgas, Inc. (USD), 7.13%, 10/01/18	30,000	32,550
Anadarko Petroleum Corp. (USD), 6.38%, 09/15/17	40,000	44,183
ConocoPhillips Holding Co. (USD), 6.95%, 04/15/29	35,000	42,474
EOG Resources, Inc. (USD), 2.50%, 02/01/16	35,000	34,458
Pride International, Inc. (USD), 6.88%, 08/15/20	30,000	32,775
Rowan Cos., Inc. (USD), 5.00%, 09/01/17	40,000	40,984

		227,424

Paper & Forest Products (0.4%)
Domtar Corp. (USD), 7.13%, 08/15/15	40,000	43,800
International Paper Co. (USD), 7.95%, 06/15/18	85,000	102,109

		145,909

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value

Pharmaceuticals (0.2%)
Merck & Co., Inc. (USD), 3.88%, 01/15/21	$80,000	$78,934

Real Estate Investment Trust (REIT) Funds (0.2%)
HCP, Inc. (USD), 3.75%, 02/01/16	50,000	49,997
Mack-Cali Realty LP (USD), 7.75%, 08/15/19	25,000	28,919

		78,916

Semiconductors (0.1%)
Broadcom Corp. (USD), 2.38%, 11/01/15 (b)	45,000	43,861

Specialty Retail (0.2%)
Advance Auto Parts, Inc. (USD), 5.75%, 05/01/20	40,000	42,014
Wal-Mart Stores, Inc. (USD), 3.25%, 10/25/20	40,000	37,290

		79,304

Tobacco (0.2%)
Philip Morris International, Inc. (EUR), EMTN, 5.75%, 03/24/16	50,000	75,757

		4,458,745

Total Corporate Bonds		4,458,745

COVERED BONDS (2.2%)
ITALY (0.3%)
Commercial Banks (0.3%)
Banca Monte dei Paschi di Siena SpA (EUR), 3.13%, 06/30/15	100,000	131,138

SWEDEN (0.5%)
Commercial Banks (0.5%)
Nordea Hypotek AB (EUR), EMTN, 3.50%, 01/18/17	80,000	110,034
Swedish Covered Bond Corp. (EUR), EMTN, 3.00%, 02/03/15	60,000	82,387

		192,421

UNITED KINGDOM (1.4%)
Commercial Banks (1.0%)
Abbey National Treasury Services PLC (EUR), EMTN, 3.13%, 06/30/14	100,000	134,915
Lloyds, TSB Bank PLC (EUR), EMTN, 4.00%, 06/25/18	50,000	66,125
Royal Bank of Scotland PLC (The) (EUR), EMTN, 2.75%, 06/18/13	150,000	204,175

		405,215

Diversified Financial Services (0.4%)
Nationwide Building Society (EUR), EMTN, 3.88%, 12/05/13	100,000	139,488

		544,703

Total Covered Bonds		868,262

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value

FOREIGN NON-GOVERNMENT BONDS (16.7%)
AUSTRALIA (0.6%)
Commercial Banks (0.3%)
Australia & New Zealand Banking Group Ltd. (USD), 4.88%, 01/12/21 (b)	$100,000	$100,979

Food Products (0.1%)
Woolworths Ltd. (USD), 2.55%, 09/22/15 (b)	55,000	54,677

Real Estate Management & Development (0.2%)
WT Finance Aust Pty Ltd. (GBP), EMTN, 5.50%, 06/27/17	50,000	82,902

		238,558

BELGIUM (0.3%)
Beverages (0.2%)
Anheuser-Busch InBev NV (EUR), EMTN, 4.00%, 04/26/18	50,000	69,018

Food Products (0.1%)
Delhaize Group SA (USD), 5.70%, 10/01/40 (b)	42,000	39,271

		108,289

BRAZIL (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Petrobras International Finance Co. (USD), 3.88%, 01/27/16	40,000	40,379

CANADA (0.1%)
Diversified Financial Services (0.1%)
Caisse Centrale Desjardins du Quebec (USD), 2.65%, 09/16/15 (b)	50,000	49,175

CAYMAN ISLANDS (0.1%)
Oil & Gas Services (0.1%)
Noble Holding International Ltd. (USD), 3.05%, 03/01/16	40,000	39,990

DENMARK (0.3%)
Commercial Banks (0.3%)
Danske Bank A/S (EUR), EMTN, 5.38%, 08/18/14 (a)	70,000	96,195

FRANCE (2.4%)
Commercial Banks (0.6%)
Societe Generale (USD), 2.50%, 01/15/14 (b)	100,000	99,254
Societe Generale SCF (EUR), EMTN, 4.25%, 02/03/23	100,000	137,216

		236,470

Diversified Telecommunication Services (0.1%)
France Telecom SA, Series 54 (EUR), EMTN, 7.25%, 01/28/13	35,000	52,408

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value

Electric Utilities (0.2%)
EDF SA (EUR), EMTN, 4.63%, 04/26/30	$50,000	$65,424

Food & Staples (0.4%)
Casino Guichard Perrachon SA (EUR), EMTN, 6.38%, 04/04/13	100,000	146,839

Government Agency (0.5%)
Agence Francaise de Developpement (EUR), 4.62%, 07/20/16 (a)(d)	150,000	186,889

Insurance (0.5%)
AXA SA, Series 21 (EUR), EMTN, 5.78%, 07/06/16 (a)(d)	70,000	86,496
Groupama SA 10/49 (EUR), EMTN, 6.30%, 10/29/49	100,000	105,452

		191,948

Oil, Gas & Consumable Fuels (0.1%)
Total Capital SA (USD), 3.00%, 06/24/15	40,000	41,053

		921,031

GERMANY (1.0%)
Commercial Banks (1.0%)
Deutsche Bank AG, Series 1 (USD), 3.25%, 01/11/16	35,000	35,150
Duesseldorfer Hypothekenbank AG (EUR), 1.88%, 12/13/13 (e)	50,000	68,026
IKB Deutsche Industriebank AG (EUR), 2.13%, 09/10/12 (e)	200,000	276,032

		379,208

ITALY (1.3%)
Commercial Banks (0.9%)
Intesa Sanpaolo SpA (EUR), EMTN, 5.00%, 04/28/11	100,000	137,841
UniCredit SpA
(EUR), EMTN, 4.88%, 02/12/13	100,000	140,474
(EUR), EMTN, 5.75%, 09/26/17	50,000	66,041

		344,356

Diversified Telecommunication Services (0.1%)
Telecom Italia Capital SA (USD), 5.25%, 10/01/15	35,000	35,788

Wireless Telecommunication Services (0.3%)
Telecom Italia Finance SA (EUR), EMTN, 7.75%, 01/24/33	90,000	130,640

		510,784

JAPAN (0.2%)
Diversified Financial Services (0.2%)
Nomura Holdings, Inc.,
(USD), MTN, 4.13%, 01/19/16	35,000	34,891
(USD), 6.70%, 03/04/20	40,000	42,716

		77,607

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value

MEXICO (0.2%)
Diversified Telecommunication Services (0.2%)
America Movil SAB de CV (GBP), 5.75%, 06/28/30	$50,000	$81,334

NETHERLANDS (0.5%)
Commercial Banks (0.3%)
Bank Nederlandse Gemeenten NV (EUR), EMTN, 2.50%, 11/15/17	35,000	45,471
ING Bank NV (EUR), EMTN, 6.13%, 05/29/23 (a)	50,000	66,183

		111,654

Electric Utilities (0.1%)
EDP Finance BV (USD), 6.00%, 02/02/18 (b)	50,000	48,749

Oil, Gas & Consumable Fuels (0.1%)
Shell International Finance BV (USD), 3.10%, 06/28/15	35,000	36,113

		196,516

NORWAY (0.3%)
Commercial Banks (0.3%)
Terra Boligkreditt (EUR), EMTN, 2.13%, 08/31/15	100,000	131,509

REPUBLIC OF IRELAND (1.0%)
Commercial Banks (0.3%)
Bank of Ireland (EUR), EMTN, 4.63%, 04/08/13 (e)	100,000	113,771

Diversified Financial Services (0.7%)
German Postal Pensions Securitisation PLC, Series 2 (EUR), 3.38%, 01/18/16	200,000	275,939

		389,710

SPAIN (1.8%)
Commercial Banks (1.0%)
Caja Ahorros de Gipozkoa y San Sebastian (EUR), 4.38%, 11/05/14	100,000	131,658
Caja de Ahorros y Monte de Piedad de Madrid (EUR), 3.50%, 03/14/13	150,000	197,450
Santander Issuances SA Unipersonal (GBP), EMTN, 5.75%, 01/31/18 (a)	50,000	74,038

		403,146

Electric Utilities (0.3%)
Iberdrola Finanzas SAU (EUR), EMTN, 3.50%, 10/13/16	100,000	127,843

Insurance (0.3%)
Mapfre SA (EUR), 5.92%, 07/24/37 (a)	100,000	106,135

Wireless Telecommunication Services (0.2%)
Telefonica Emisiones SAU (EUR), EMTN, 5.50%, 04/01/16	50,000	71,364

		708,488

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value

SUPRANATIONAL (0.2%)
Supranational (0.2%)
European Investment Bank (EUR), EMTN, 4.00%, 04/15/30	$50,000	$67,765

SWEDEN (1.0%)
Commercial Banks (1.0%)
Nordea Bank AB (EUR), EMTN, 6.25%, 09/10/18 (a)	100,000	144,196
Skandinaviska Enskilda Banken AB
(GBP), 6.63%, 07/09/14	100,000	175,272
(EUR), 2.63%, 10/16/17	50,000	64,877

		384,345

UNITED KINGDOM (4.3%)
Commercial Banks (2.3%)
Abbey National Treasury Services PLC (EUR), EMTN, 3.63%, 10/05/17	100,000	130,029
Barclays Bank PLC (GBP), EMTN, 8.25%, 12/15/18 (a)(d)	70,000	114,652
HSBC Capital Funding LP/Jersey Channel Islands (EUR), 5.37%, 03/24/14 (a)(d)	50,000	66,575
Lloyds, TSB Bank PLC,
(EUR), EMTN, 6.50%, 03/24/20	50,000	63,766
(EUR), EMTN, 4.00%, 09/29/20	100,000	128,620
Royal Bank of Scotland Group PLC (EUR), EMTN, 5.25%, 05/15/13	100,000	139,840
Royal Bank of Scotland PLC,
(EUR), EMTN, 6.93%, 04/09/18	50,000	64,557
(EUR), EMTN, 3.88%, 10/19/20	100,000	127,711
Standard Chartered Bank (EUR), EMTN, 5.88%, 09/26/17	50,000	71,814

		907,564

Diversified Financial Services (0.8%)
Coventry Building Society (GBP), EMTN, 2.00%, 04/05/12 (e)	100,000	161,550
Nationwide Building Society,
(EUR), EMTN, 3.75%, 01/20/15	50,000	66,219
(EUR), 6.75%, 07/22/20	60,000	78,727

		306,496

Food & Staples (0.4%)
Tesco PLC (EUR), EMTN, 5.88%, 09/12/16	100,000	155,057

Insurance (0.3%)
Aviva PLC (EUR), 5.70%, 09/29/15 (a)(d)	80,000	98,579

Oil, Gas & Consumable Fuels (0.1%)
BP Capital Markets PLC (USD), 4.50%, 10/01/20	35,000	35,280

Water Utility (0.4%)
Thames Water Utilities Cayman Finance Ltd. (EUR), EMTN, 3.25%, 11/09/16	50,000	66,502
United Utilities Water PLC (EUR), EMTN, 4.25%, 01/24/20	60,000	81,323

		147,825

		1,650,801

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value

UNITED STATES (1.0%)
Commercial Banks (0.7%)
Bank of America Corp., Series 169 (EUR), EMTN, 4.75%, 05/23/17 (a)	$50,000	$64,101
Citigroup, Inc. (EUR), EMTN, 7.38%, 09/04/19	50,000	77,705
SG Capital Trust III (EUR), 5.42%, 11/10/13 (a)(d)	100,000	123,908

		265,714

Computers & Peripherals (0.1%)
Seagate Technology International (USD), 10.00%, 05/01/14 (b)	45,000	52,537

Specialty Retail (0.2%)
Wal-Mart Stores, Inc. (EUR), 4.88%, 09/21/29	50,000	69,093

		387,344

Total Foreign Non-Government Bonds		6,459,028

MUNICIPAL BONDS (1.1%)
UNITED STATES (1.1%)
California (0.1%)
Bay Area Toll Authority California Revenue Bonds (Build America Bonds) (USD), 7.04%, 04/01/50	25,000	25,112
San Diego County California Regional Transportation Commission Sales Tax Revenue Bonds (Build America Bonds) (USD), 5.91%, 04/01/48	15,000	14,563

		39,675

District of Columbia (0.1%)
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds (Build America Bonds) (USD), 5.52%, 10/01/44	45,000	43,736

Georgia (0.1%)
Municipal Electric Authority of Georgia Revenue Bonds (Build America Bonds) (USD), 6.64%, 04/01/57	55,000	53,836

Illinois (0.3%)
Chicago Illinois Transit Authority Sales Tax Receipts Revenue Bonds (Build America Bonds), Series B (USD), 6.20%, 12/01/40	55,000	48,309
Illinois State Toll Highway Authority Revenue Bonds (Build America Bonds) (USD), 5.85%, 12/01/34	55,000	50,519

		98,828

New Jersey (0.1%)
New Jersey State Turnpike Authority Turnpike Revenue (Build America Bonds) (USD), 7.10%, 01/01/41	45,000	47,983

New York (0.2%)
Metropolitan Transportation Authority Revenue Bonds (Build America Bonds) (USD), 6.09%, 11/15/40	55,000	52,726

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value
New York City Municipal Water Finance Authority Water & Sewer Revenue Bonds (Build America Bonds) (USD), 5.44%, 06/15/43	$40,000	$36,935

		89,661

Ohio (0.2%)
American Municipal Power-Ohio, Inc. (Build America Bonds) (USD), 7.83%, 02/15/41	55,000	59,114

		432,833

Total Municipal Bonds		432,833

OTHER DOMESTIC GOVERNMENT BONDS (35.3%)
AUSTRALIA (0.7%)
Australia Government Bond, Series 120 (AUD), 6.00%, 02/15/17	265,000	272,978

AUSTRIA (0.4%)
Austria Government Bond, Series 976 (EUR), 6.25%, 07/15/27	90,000	157,579

BELGIUM (0.6%)
Belgium Government Bond, Series 48 (EUR), 4.00%, 03/28/22	160,000	214,310

CANADA (2.5%)
Canadian Government Bond
(CAD), 5.00%, 06/01/14	425,000	464,119
(CAD), 4.00%, 06/01/17	150,000	160,017
Series WL43 (CAD), 5.75%, 06/01/29	260,000	329,236

		953,372

DENMARK (0.2%)
Denmark Government Bond (DKK), 4.50%, 11/15/39	300,000	64,657

FRANCE (0.8%)
France Government Bond OAT
(EUR), 2.50%, 10/25/20	189,994	238,349
(EUR), 5.50%, 04/25/29	41,673	68,357

		306,706

GERMANY (3.6%)
Bundesobligation
Series 151 (EUR), 4.25%, 10/12/12	95,000	136,378
Series 154 (EUR), 2.25%, 04/11/14	60,000	83,430
Bundesrepublik Deutschland
Series 03 (EUR), 4.50%, 01/04/13	20,000	28,988
Series 03 (EUR), 4.25%, 01/04/14	68,000	99,764
Series 04 (EUR), 4.25%, 07/04/14	30,000	44,225
Series 04 (EUR), 3.00%, 07/04/20	305,991	414,025
Series 06 (EUR), 4.00%, 07/04/16	5,000	7,361
Series 07 (EUR), 4.25%, 07/04/39	40,000	60,867
Series 08 (EUR), 3.75%, 01/04/19	34,000	49,075
Series 98 (EUR), 4.75%, 07/04/28	216,674	337,895
State of Baden-Wurttemberg, Series 87 (EUR), 3.25%, 01/22/14	100,000	140,641

		1,402,649

ITALY (1.5%)
Buoni Poliennali Del Tesoro,
(EUR), 3.75%, 08/01/15	150,000	206,050

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value
(EUR), 5.00%, 09/01/40	$280,000	$359,701

		565,751

JAPAN (14.8%)
Japan Government 10 Year Bond
Series 275 (JPY), 1.40%, 12/20/15	70,000,000	889,606
Series 297 (JPY), 1.40%, 12/20/18	33,000,000	417,889
Japan Government 20 Year Bond, Series 62 (JPY), 0.80%, 06/20/23	115,000,000	1,299,405
Japan Government 30 Year Bond
Series 10 (JPY), 1.10%, 03/20/33	30,000,000	303,270
Series 30 (JPY), 2.30%, 03/20/39	25,000,000	316,179
Japan Government 5 Year Bond, Series 81 (JPY), 0.80%, 03/20/14	204,000,000	2,524,502

		5,750,851

LUXEMBOURG (0.2%)
EU Stabilisation Fund (EUR), EMTN, 2.75%, 07/18/16 (e)	65,000	88,298

NETHERLANDS (1.7%)
Netherlands Government Bond
(EUR), 4.50%, 07/15/17	210,000	314,353
(EUR), 3.50%, 07/15/20	250,000	347,319

		661,672

POLAND (0.3%)
Poland Government Bond, Series 0415 (PLN), 5.50%, 04/25/15	310,000	107,188

REPUBLIC OF IRELAND (0.0%)
Ireland Government Bond (EUR), 5.90%, 10/18/19	8,808	9,874

SINGAPORE (3.1%)
Singapore Government Bond (SGD), 3.63%, 07/01/14	1,400,000	1,213,368

SPAIN (0.7%)
Instituto de Credito Oficial (GBP), EMTN, 4.50%, 03/07/13 (e)	30,000	48,144
Spain Government Bond
(EUR), 3.15%, 01/31/16	104,000	133,824
(EUR), 5.50%, 04/30/21	50,000	69,200
(EUR), 4.20%, 01/31/37	36,000	38,086

		289,254

SWEDEN (0.9%)
Swedish Government Bond, Series 1046 (SEK), 5.50%, 10/08/12	2,100,000	344,295

UNITED KINGDOM (3.3%)
United Kingdom Gilt (GBP), 4.25%, 12/07/49	110,000	170,877
United Kingdom Treasury Gilt
(GBP), 2.75%, 01/22/15	250,000	407,631
(GBP), 5.00%, 03/07/25	130,000	227,817
(GBP), 4.25%, 03/07/36	300,000	465,274

		1,271,599

Total Other Domestic Government Bonds		13,674,401

U.S. AGENCIES MORTGAGE BACKED (11.4%)
UNITED STATES (11.4%)
Federal Home Loan Mortgage Corp.

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value
Pool # 1J0867 (USD), 3.22%, 01/01/38 (a)	$47,331	$49,799
Pool # A94362 (USD), 4.00%, 10/01/40	54,743	54,276
Pool # A95289 (USD), 4.00%, 12/01/40	89,877	89,083
Pool # A95803 (USD), 4.00%, 12/01/40	49,933	49,461
Pool # C91293 (USD), 5.00%, 03/01/30	100,530	105,663
Pool # G06181 (USD), 4.50%, 12/01/40	79,819	82,188
Pool # G13774 (USD), 5.50%, 12/01/20	70,702	76,667
Series 2754, Class PD (USD), 5.00%, 11/15/32	65,000	69,739
Series 2759, Class GD (USD), 5.00%, 07/15/32	30,000	32,061
Series 2827, Class TE (USD), 5.00%, 04/15/33	85,000	91,415
Series 2836, Class EG (USD), 5.00%, 12/15/32	85,000	91,017
Series 2844, Class PD (USD), 5.00%, 12/15/32	55,000	58,899
Series 2864, Class PE (USD), 5.00%, 06/15/33	85,000	91,126
Series 2902, Class QE (USD), 5.50%, 06/15/33	75,000	82,133
Series 2931, Class JE (USD), 5.00%, 03/15/33	95,000	101,889
Series 2941, Class XD (USD), 5.00%, 05/15/33	130,000	139,020
Series 2968, Class MD (USD), 5.50%, 12/15/33	105,000	114,329
Series 2987, Class KG (USD), 5.00%, 12/15/34	30,000	32,215
Series 3017, Class MK (USD), 5.00%, 12/15/34	85,000	90,553
Series 3036, Class ND (USD), 5.00%, 05/15/34	105,000	112,764
Series 3074, Class WJ (USD), 5.00%, 10/15/34	85,000	91,225
Series 3113, Class QD (USD), 5.00%, 06/15/34	110,000	118,048
Series 3659, Class BD (USD), 5.00%, 01/15/37	30,000	32,141
Series 3659, Class VG (USD), 5.00%, 09/15/34	45,000	47,505
Series 3715, Class PC (USD), 4.50%, 08/15/40	40,000	39,564
Series 3722, Class DW (USD), 4.00%, 09/15/30	70,000	64,335
Series 3735, Class DW (USD), 4.00%, 10/15/30	70,000	64,389
Series 3755, Class ML (USD), 5.50%, 06/15/29	34,678	38,072
Series 3755, Class MU (USD), 4.00%, 11/15/30	40,000	36,320
Series 3781, Class YB (USD), 3.50%, 12/15/30	55,000	49,123
Federal National Mortgage Association
(USD), TBA, 6.50%, 02/01/41	45,000	50,077
Pool # 685200 (USD), 5.00%, 03/01/18	136,477	146,289
Pool # 868691 (USD), 6.00%, 04/01/36	92,290	100,547
Pool # 888367 (USD), 7.00%, 03/01/37	48,795	55,343
Pool # 890101 (USD), 6.00%, 02/01/39	35,025	38,345
Pool # 890149 (USD), 6.50%, 10/01/38	47,736	53,501
Pool # 890206 (USD), 5.50%, 10/01/21	79,474	86,067
Pool # 890234 (USD), 6.00%, 10/01/38	69,933	76,452
Pool # 930768 (USD), 4.00%, 03/01/29	50,884	51,532
Pool # 950300 (USD), 6.00%, 08/01/37	39,121	42,768
Pool # 959642 (USD), 6.00%, 11/01/37	35,258	38,600
Pool # 960128 (USD), 6.00%, 11/01/37	47,676	51,852
Pool # 966202 (USD), 6.00%, 12/01/37	72,548	78,902
Pool # 993565 (USD), 4.00%, 04/01/24	39,875	41,094
Pool # 995199 (USD), 6.00%, 05/01/37	43,401	47,446
Pool # 995228 (USD), 6.50%, 11/01/38	69,869	78,394
Pool # AE1589 (USD), 4.50%, 10/01/40	44,410	45,437
Pool # AE4935 (USD), 4.50%, 09/01/40	34,810	35,615
Pool # AE4995 (USD), 4.00%, 11/01/40	64,756	64,245
Pool # AE8075 (USD), 4.00%, 12/01/40	59,794	59,359
Pool # AE8748 (USD), 4.00%, 12/01/40	114,808	114,008
Pool # MA0096 (USD), 4.50%, 06/01/29	66,378	68,929
Pool # MA0632 (USD), 4.50%, 01/01/41	39,940	40,988
Series 2005-101, Class ND (USD), 5.00%, 06/25/34	130,000	139,192

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value
Series 2005-12, Class JE (USD), 5.00%, 09/25/33	$60,000	$64,397
Series 2005-14, Class ME (USD), 5.00%, 10/25/33	80,000	85,612
Series 2006-63, Class QE (USD), 5.50%, 11/25/32	110,000	117,291
Series 2006-65, Class TE (USD), 5.50%, 05/25/35	80,000	88,409
Series 2009-85, Class LC (USD), 4.50%, 10/25/49	30,000	30,863
Series 2009-86, Class PC (USD), 5.00%, 03/25/37	130,000	139,390
Series 2010-56, Class BD (USD), 5.00%, 12/25/38	50,000	53,284
Government National Mortgage Association
Series 2009-13, Class ND (USD), 4.50%, 02/16/33	18,148	19,080
Series 2010-128, Class JC (USD), 4.00%, 06/20/39	35,000	33,876

		4,432,203

Total U.S. Agencies Mortgage Backed		4,432,203

U.S. TREASURY OBLIGATIONS (5.7%)
UNITED STATES (5.7%)
U.S. Treasury Bonds
(USD), 7.50%, 11/15/24	19,000	26,306
(USD), 3.88%, 08/15/40	220,000	195,181
U.S. Treasury Notes
(USD), 0.63%, 12/31/12	55,000	55,088
(USD), 0.63%, 01/31/13	447,000	447,489
(USD), 1.00%, 01/15/14	119,000	119,121
(USD), 2.13%, 12/31/15	550,000	555,329
(USD), 2.75%, 12/31/17	802,000	804,945

		2,203,459

Total U.S. Treasury Obligations		2,203,459

YANKEE DOLLARS (0.3%)
CANADA (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Petro-Canada (USD), 6.05%, 05/15/18	15,000	16,996

ITALY (0.2%)
Electric Utilities (0.2%)
ENEL Finance International SA (USD), 5.70%, 01/15/13 (b)	75,000	79,142

UNITED KINGDOM (0.1%)
Electric Utilities (0.1%)
Western Power Distribution Holdings Ltd. (USD), 7.25%, 12/15/17 (b)	25,000	27,728

Total Yankee Dollars		123,866

U.S. TREASURY BILLS (0.7%)
UNITED STATES (0.7%)
U.S. Treasury Bill (USD), 0.00%, 04/14/11	258,000	257,925

Total U.S. Treasury Bills		257,925

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value

REPURCHASE AGREEMENT (3.0%)
UNITED STATES (3.0%)
State Street Bank, 0.12%, dated 01/31/11, due 02/01/11, repurchase price $1,168,004, collateralized by U.S. Treasury Note, maturing 04/30/15; total market value of $1,191,642	$1,168,000	$1,168,000

Total Repurchase Agreement		1,168,000

Total Investments (Cost $36,848,016) (f) — 97.5%		37,795,516

Other assets in excess of liabilities — 2.5%		949,887

Net Assets — 100.0% $		$38,745,403

(a)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2011.
(b)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.
(c)	The maturity date presented for these instruments represents the next call/put date.
(d)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(e)	This security is government guaranteed.
(f)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CZK - Czech Koruna

DKK - Danish Kroner

EMTN - Euro Medium Term Note

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

JPY - Japanese Yen

KRW - South Korean Won

MTN - Medium Term Note

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Polish Zloty

REIT - Real Estate Investment Trust

SEK - Swedish Krona

SGD - Singapore Dollar

TBA - Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

TWD - New Taiwanese Dollar

USD - U.S. Dollar

ZAR - South African Rand

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Global Fixed Income Fund

At January 31, 2011, the Fund held the following futures contracts:

Futures Contract	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
German Euro Bond Future	JPMorgan Chase	(16)	03/08/11	$622
Japan Government 10 Year Bond Mini Future	JPMorgan Chase	9	03/09/11	(7,996)
United States Treasury Note 6%-10 Year	JPMorgan Chase	21	03/22/11	(10,639)

				$(18,013)

At January 31, 2011, the Fund’s open forward foreign currency exchange contracts* were as follows:

Purchase Contracts Settlement Date	Counterparty		Amount Purchased		Amount Sold	Market Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar/United States Dollar
04/21/11	Royal Bank of Canada	CAD	62,000	USD	62,723	$61,813	$(910)
Czech Koruna/United States Dollar
04/21/11	Royal Bank of Canada	CZK	950,000	USD	52,446	53,719	1,273
Danish Krone/United States Dollar
04/20/11	Royal Bank of Canada	DKK	589,000	USD	105,778	108,105	2,327
Euro/United States Dollar
04/21/11	Royal Bank of Canada	EUR	42,000	USD	56,186	57,445	1,259
Hungarian Forint/United States Dollar
04/21/11	Royal Bank of Canada	HUF	9,260,000	USD	45,049	45,979	930
Japanese Yen/United States Dollar
04/21/11	Royal Bank of Canada	JPY	141,012,000	USD	1,714,084	1,719,069	4,985
Malaysian Ringgit/United States Dollar
03/03/11	JPMorgan Chase	MYR	280,000	USD	88,889	91,503	2,614
Mexican Nuevo Peso/United States Dollar
04/20/11	Morgan Stanley	MXN	6,615,000	USD	548,537	541,947	(6,590)
New Taiwan Dollar/United States Dollar
03/03/11	UBS AG	TWD	5,420,000	USD	179,678	187,368	7,690
Norwegian Krone/United States Dollar
04/20/11	Morgan Stanley	NOK	321,000	USD	54,688	55,365	677
Polish Zloty/United States Dollar
04/21/11	Morgan Stanley	PLN	60,000	USD	20,624	20,764	140
South African Rand/United States Dollar
04/21/11	Barclays Bank PLC	ZAR	2,836,000	USD	396,052	389,840	(6,212)
South Korean Won/United States Dollar
03/03/11	Deutsche Bank AG	KRW	465,000,000	USD	405,405	414,475	9,070
Swiss Franc/United States Dollar
04/21/11	Royal Bank of Canada	CHF	272,000	USD	284,388	288,364	3,976

						$4,035,756	$21,229

See accompanying notes to statements of investments.

Statement of Investments (concluded) January 31, 2011 (Unaudited) Aberdeen Global Fixed Income Fund

Sale Contracts Settlement Date	Counterparty		Amount Purchased		Amount Sold	Market Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
04/21/11	Royal Bank of Canada	USD	675,478	AUD	685,000	$676,007	$(529)
United States Dollar/British Pound
04/21/11	Royal Bank of Canada	USD	547,287	GBP	343,000	549,089	(1,802)
United States Dollar/Chilean Peso
03/03/11	Deutsche Bank AG	USD	429,889	CLP	209,141,000	431,678	(1,789)
United States Dollar/New Taiwan Dollar
03/03/11	UBS AG	USD	39,316	TWD	1,170,000	40,447	(1,131)
United States Dollar/New Zealand Dollar
04/21/11	Morgan Stanley	USD	367,152	NZD	479,000	367,388	(236)
United States Dollar/Singapore Dollar
04/21/11	Morgan Stanley	USD	1,090,412	SGD	1,399,000	1,093,691	(3,279)
United States Dollar/South African Rand
04/21/11	Morgan Stanley	USD	318,295	ZAR	2,221,000	305,301	12,994
United States Dollar/Swedish Krona
04/21/11	Morgan Stanley	USD	911,926	SEK	6,097,000	942,361	(30,435)

						$4,405,962	$(26,207)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2011 (Unaudited)

Aberdeen Tax-Free Income Fund

	Shares or Principal Amount	Value
MUNICIPAL BONDS (97.9%)
Alabama (1.5%)
Auburn University Revenue Bonds, Prerefunded, Series A, 5.50%, 06/01/18	$1,685,000	$1,713,392

Arizona (1.8%)
City of Tempe General Obligation Unlimited Bonds, 5.00%, 07/01/22	1,900,000	2,042,234

California (12.3%)
California Educational Facilities Authority Revenue Bonds (California Institute of Technology), 5.00%, 11/01/39	1,000,000	1,004,140
California State University Revenue Bonds, Series A, 5.00%, 11/01/30	2,600,000	2,420,236
Los Angeles Community College District General Obligation Unlimited Bonds, Series A, 5.50%, 08/01/25	1,000,000	1,044,810
Los Angeles County Sanitation Districts Financing Authority Revenue Bonds (Capital Project), Series A, 5.00%, 10/01/22	1,300,000	1,351,766
Portola Valley School District General Obligation Unlimited Bonds, 5.00%, 08/01/29	1,000,000	1,009,030
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Sub Series F, 5.00%, 11/01/24	300,000	311,709
Santa Clara Unified School District General Obligation Unlimited Bonds, 5.00%, 07/01/26	465,000	479,471
State of California General Obligation Unlimited Bonds, 5.00%, 03/01/26	2,000,000	1,905,580
State of California General Obligation Unlimited Bonds, Series A, 5.00%, 07/01/22	1,100,000	1,125,047
University of California Revenue Bonds, Series Q, 5.25%, 05/15/29	3,320,000	3,384,076

		14,035,865

Connecticut (2.6%)
City of Harford General Obligation Unlimited Bonds, Series A
5.00%, 08/15/15	100,000	111,971
5.00%, 08/15/16	1,870,000	2,107,078
University of Connecticut Revenue Bonds (Student Fee), Series A,
5.00%, 11/15/25	700,000	734,965

		2,954,014

Georgia (4.4%)
Cherokee County General Obligation Unlimited Bonds, 5.00%, 04/01/21	500,000	551,700
Forsyth County General Obligation Unlimited Bonds, Series A, 5.00%, 03/01/28	100,000	104,038
Georgia Local Government Certificate of Participation, (Grantor Trust), Series A, 4.75%, 06/01/28	950,000	810,274
Municipal Electric Authority of Georgia Revenue Bonds, Escrowed to Maturity, Series V, 6.60%, 01/01/18	465,000	550,565
Municipal Electric Authority of Georgia Revenue Bonds, Prerefunded, Series V, 6.60%, 01/01/18	55,000	63,480
Municipal Electric Authority of Georgia Revenue Bonds, Unrefunded, Series V, 6.60%, 01/01/18	2,230,000	2,567,154
Private College & Universities Authority Revenue Bonds (Emory University Project), Series C, 5.00%, 09/01/17	380,000	433,325

		5,080,536

Illinois (2.0%)
Illinois Finance Authority Revenue Bonds (University of Chicago), Series A, 5.00%, 07/01/27	1,165,000	1,187,613

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Tax-Free Income Fund

	Shares or Principal Amount	Value
Illinois State Toll Highway Authority Revenue Bonds, Prerefunded, Sr. Priority, Series A-2, 5.00%, 01/01/27	$1,000,000	$1,149,790

		2,337,403

Indiana (4.6%)
Indiana Toll Road Commission Revenue Bonds, Escrowed to Maturity, 9.00%, 01/01/15	4,470,000	5,304,012

Louisiana (0.5%)
East Baton Rouge Parish Sales Tax Revenue Bonds, (Road & Street Improvement), 5.00%, 08/01/24	540,000	560,428

Massachusetts (9.2%)
Commonwealth of Massachusetts General Obligation Limited Bond, Series D, 5.50%, 08/01/19	1,000,000	1,168,270
Commonwealth of Massachusetts General Obligation Unlimited Bonds, Series D
5.50%, 10/01/16	1,000,000	1,171,230
5.50%, 10/01/18	2,000,000	2,344,360
Massachusetts Health & Educational Facilities Authority Revenue Bonds (Amherst College), Series K-2, 2.75%, 11/01/38(a)	1,000,000	1,019,870
Massachusetts Health & Educational Facilities Authority Revenue Bonds (Harvard University), Series A, 5.00%, 12/15/29	2,000,000	2,085,720
Massachusetts Health & Educational Facilities Authority Revenue Bonds (Massachusetts Institute of Technology), Series A, 5.00%, 07/01/38	1,000,000	1,014,740
Massachusetts Health & Educational Facilities Authority Revenue Bonds (Tufts University), Series M, 5.25%, 02/15/22	1,500,000	1,674,435

		10,478,625

Michigan (2.5%)
Grand Rapids Building Authority Revenue Bonds, 5.00%, 08/01/20	900,000	954,954
State of Michigan General Obligation Unlimited Bonds, (Environmental Protection Program), Partially Prerefunded, 6.25%, 11/01/12	1,855,000	1,916,753

		2,871,707

Minnesota (0.5%)
University of Minnesota Revenue Bonds, Series A, 5.25%, 04/01/29	500,000	519,115

Mississippi (1.0%)
Mississippi Development Bank Special Obligation Revenue Bonds (Jackson Public School District), 5.50%, 04/01/22	1,000,000	1,105,650

New Hampshire (1.8%)
New Hampshire Health & Education Facilities Authority Revenue Bonds (Dartmouth College), 5.25%, 06/01/39	1,000,000	1,018,830
New Hampshire Health & Education Facilities Authority Revenue Bonds (University Systems), Series A, 5.00%, 07/01/23	1,000,000	1,038,910

		2,057,740

New Jersey (3.5%)
New Jersey Economic Development Authority Revenue Bonds, Series BB, 5.25%, 09/01/24	2,000,000	2,012,260

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Tax-Free Income Fund

	Shares or Principal Amount	Value
New Jersey State Turnpike Authority Revenue Bonds, Escrowed to Maturity, Series C, 6.50%, 01/01/16	$790,000	$888,426
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A, 5.75%, 06/15/17	1,000,000	1,125,550

		4,026,236

New York (9.8%)
Nassau County Generation Obligation Unlimited Bonds, Series F, 5.00%, 10/01/17	750,000	829,432
New York City Transitional Finance Authority Revenue Bonds, Series D, 5.00%, 02/01/23	2,000,000	2,089,920
New York Local Government Assistance Corp. Revenue Bonds, Series E, 6.00%, 04/01/14	965,000	1,054,234
New York State Dormitory Authority Revenue Bonds (State University Dormitory Facilities), Series A, 5.00%, 07/01/39	2,500,000	2,355,450
New York State Dormitory Authority Revenue Bonds (State University Educational Facilities 3rd Generation), Series A, 5.50%, 05/15/23	1,160,000	1,271,917
Oneida County Industrial Development Agency Revenue Bonds, (Hamilton College Civic Facilities), 5.00%, 09/15/27	2,565,000	2,620,250
Tompkins County Industrial Development Agency (Cornell University Civic Facilities), 5.25%, 07/01/30	1,000,000	1,036,010

		11,257,213

North Carolina (0.3%)
North Carolina Housing Finance Agency Revenue Bonds, (Single Family), Series AA, 6.25%, 03/01/17	310,000	310,019

Pennsylvania (5.4%)
Pennsylvania Higher Educational Facilities Authority Revenue Bonds (University of Pennsylvania), Series A, 5.00%, 09/01/19	800,000	904,688
Pennsylvania Turnpike Commission Revenue Bonds, Series A, 5.25%, 07/15/29	4,100,000	4,163,017
Unionville-Chadds Ford School District General Obligation Limited Bonds, Series A, 5.00%, 06/01/22	1,000,000	1,084,930

		6,152,635

South Carolina (1.8%)
City of Greenville Revenue Bonds, Prerefunded, 5.25%, 02/01/16	1,685,000	1,766,032
University of South Carolina Revenue Bonds, Series A, 5.00%, 06/01/30	350,000	353,612

		2,119,644

Texas (25.6%)
City of Houston General Obligation Limited Bonds (Public Improvement), Series A, 5.00%, 03/01/30	1,575,000	1,579,095
City of Houston General Obligation Limited, Prerefunded, Series A-1, 5.00%, 03/01/19	1,660,000	1,803,009
City of Houston General Obligation Limited, Unrefunded, Series A-1, 5.00%, 03/01/19	340,000	360,866
City of Houston Revenue Bonds, Series A, 5.25%, 05/15/20	1,500,000	1,605,690
City of San Antonio Revenue Bonds, 5.00%, 05/15/25	1,000,000	1,027,630
City of Wichita Falls Revenue Bonds, Prerefunded, 5.375%, 08/01/19	2,000,000	2,049,100
Dallas Area Rapid Transit Revenue Bonds, 5.00%, 12/01/36	2,000,000	1,951,680
Fort Bend Independent School District General Obligation Unlimited Bonds, Escrowed to Maturity, 5.00%, 02/15/18	2,300,000	2,663,906
Harris County Health Facilities Development Corp. Revenue Bonds (SCH Health Care System), Escrowed to Maturity, Series B, 5.75%, 07/01/27	5,325,000	6,043,023
Lower Colorado River Authority Revenue Bonds, Escrowed to Maturity, Series B, 6.00%, 01/01/17	1,245,000	1,488,323

See accompanying notes to statements of investments.

Statement of Investments (concluded) January 31, 2011 (Unaudited) Aberdeen Tax-Free Income Fund

	Shares or Principal Amount	Value
State of Texas General Obligation Unlimited Bonds (Transportation Commission-Mobility Fund), 5.00%, 04/01/20	$2,500,000	$2,739,475
State of Texas General Obligation Unlimited Bonds (Water Financial Assistance), Series C, 5.25%, 08/01/18	1,050,000	1,213,611
State of Texas Transportation Commission Revenue Bonds, 5.00%, 04/01/27	1,500,000	1,545,570
Texas A&M University Revenue Bonds (Financing System), Series A, 5.00%, 05/15/25	2,065,000	2,173,536
University of North Texas Revenue Bonds (Financing System), Series A, 5.00%, 04/15/28	1,000,000	1,005,270

		29,249,784

Washington (6.8%)
City of Seattle Revenue Bonds
4.50%, 08/01/19	1,000,000	1,040,980
5.00%, 02/01/26	1,000,000	1,038,220
County of King General Obligation Limited Bonds, 5.00%, 01/01/25	2,000,000	2,090,160
State of Washington General Obligation Unlimited Bonds, Series C, 5.00%, 01/01/26	200,000	205,876
State of Washington General Obligation Unlimited Bonds, Series D, 5.00%, 01/01/24	1,250,000	1,306,325
State of Washington General Obligation Unlimited Bonds, Series R-2010A, 5.00%, 01/01/22	2,000,000	2,145,640

		7,827,201

Total Municipal Bonds		112,003,453

REPURCHASE AGREEMENT (1.6%)
United States (1.6%)
State Street Bank, 0.12%, dated 01/31/11, due 02/01/11, repurchase price $1,859,006, collateralized by U.S. Treasury Note, maturing 04/30/15; total market value of 1,897,220	1,859,000	1,859,000

Total Repurchase Agreement		1,859,000

Total Investments (Cost $111,667,952) (b) — 99.5%		113,862,453

Other assets in excess of liabilities — 0.5%		565,871

Net Assets — 100.0%		$114,428,324

(a)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2011.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2011 (Unaudited)

Aberdeen China Opportunities Fund

	Shares or Principal Amount	Value
COMMON STOCKS (96.8%)
CHINA (22.6%)
Commercial Banks (1.5%)
China Merchants Bank Co. Ltd. (a)	347,833	$825,236

Construction Materials (1.7%)
Huaxin Cement Co. Ltd., B Shares (a)	302,000	961,890

Food & Staples Retailing (1.9%)
China Resources Enterprise Ltd. (a)	266,000	1,045,900

Gas Utilities (1.9%)
ENN Energy Holdings Ltd. (a)	344,000	1,029,658

Oil, Gas & Consumable Fuels (7.8%)
CNOOC Ltd. (a)	807,000	1,798,429
PetroChina Co. Ltd. (a)	1,720,000	2,401,083
PetroChina Co. Ltd. ADR	912	127,014

		4,326,526

Real Estate Management & Development (1.9%)
Yanlord Land Group Ltd. (a)	890,000	1,078,923

Textiles, Apparel & Luxury Goods (1.4%)
Li Ning Co. Ltd. (a)	400,000	766,833

Wireless Telecommunication Services (4.5%)
China Mobile Ltd. (a)	252,000	2,478,744

		12,513,710

HONG KONG (69.8%)
Commercial Banks (5.6%)
Dah Sing Banking Group Ltd. (a)	854,200	1,512,100
Wing Hang Bank Ltd. (a)	117,500	1,585,734

		3,097,834

Consumer Finance (3.0%)
AEON Credit Service (Asia) Co. Ltd. (a)	944,000	812,528
Public Financial Holdings Ltd. (a)	1,210,000	854,497

		1,667,025

Containers & Packaging (1.3%)
Hung Hing Printing Group Ltd. (a)	1,660,000	723,722

Distributors (4.4%)
Li & Fung Ltd. (a)	378,190	2,463,273

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen China Opportunities Fund

	Shares or Principal Amount	Value
Diversified Telecommunication Services (1.3%)
Asia Satellite Telecommunications Holdings Ltd.	402,000	$696,068

Electric Utilities (0.9%)
CLP Holdings Ltd. (a)	61,000	494,715

Food & Staples Retailing (3.4%)
Convenience Retail Asia Ltd. (a)	902,000	347,744
Dairy Farm International Holdings Ltd.	166,500	1,506,825

		1,854,569

Hotels, Restaurants & Leisure (4.6%)
Cafe De Coral Holdings Ltd. (a)	310,000	743,217
Hongkong & Shanghai Hotels Ltd. (The) (a)	1,027,000	1,804,149

		2,547,366

Industrial Conglomerates (7.8%)
Jardine Strategic Holdings Ltd. (a)	153,500	4,333,338

Insurance (2.5%)
AIA Group Ltd.*	495,200	1,359,209

Marine (1.2%)
Pacific Basin Shipping Ltd. (a)	1,003,000	654,636

Multiline Retail (2.6%)
AEON Stores (Hong Kong) Co. Ltd.	706,000	1,457,883

Oil, Gas & Consumable Fuels (1.5%)
Green Dragon Gas Ltd.*	75,000	825,000

Real Estate Management & Development (14.7%)
Hang Lung Group Ltd. (a)	316,000	1,983,728
Sun Hung Kai Properties Ltd. (a)	119,000	1,998,318
Swire Pacific Ltd., Class B (a)	1,430,000	4,138,657

		8,120,703

Road & Rail (3.1%)
MTR Corp. Ltd. (a)	470,252	1,733,390

Semiconductors & Semiconductor Equipment (4.5%)
ASM Pacific Technology Ltd. (a)	208,500	2,486,383

Specialty Retail (2.5%)
Giordano International Ltd. (a)	2,292,000	1,363,810

See accompanying notes to statements of investments.

Statement of Investments (concluded) January 31, 2011 (Unaudited) Aberdeen China Opportunities Fund

	Shares or Principal Amount	Value
Textiles, Apparel & Luxury Goods (2.1%)
Texwinca Holdings Ltd. (a)	1,094,000	$1,187,611

Transportation Infrastructure (2.8%)
Hong Kong Aircraft Engineering Co. Ltd.	102,000	1,560,747

		38,627,282

UNITED KINGDOM (4.4%)
Commercial Banks (4.4%)
Standard Chartered PLC (HK Listing) (a)	92,329	2,402,252

Total Common Stocks		53,543,244

REPURCHASE AGREEMENT (3.0%)
UNITED STATES (3.0%)
State Street Bank, 0.12%, dated 1/31/11, due 2/01/11, repurchase price $1,669,006 collateralized by U.S. Treasury Note, maturing 04/30/15; total market value of $1,703,839	$1,669,000	1,669,000

Total Repurchase Agreement		1,669,000

Total Investments (Cost $37,566,578) (b) — 99.8%		55,212,244

Other assets in excess of liabilities — 0.2%		134,257

Net Assets — 100.0%		$55,346,501

*	Non income-producing security.
(a)	Fair Valued Security; countries with a Fair Value designation indicate all its securities are Fair Valued. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

ADR - American Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2011 (Unaudited)

Aberdeen Global Financial Services Fund

	Shares or Principal Amount	Value
COMMON STOCKS (91.4%)
AUSTRALIA (5.1%)
Insurance (5.1%)
QBE Insurance Group Ltd. (a)	87,000	$1,521,380

AUSTRIA (4.7%)
Insurance (4.7%)
Vienna Insurance Group AG (a)	25,700	1,395,153

BRAZIL (8.5%)
Commercial Banks (4.3%)
Itau Unibanco Holding SA	72,900	1,268,244

Diversified Financial Services (4.2%)
BM&F BOVESPA SA	181,447	1,268,099

		2,536,343

CANADA (4.5%)
Commercial Banks (4.5%)
Royal Bank of Canada	24,900	1,334,830

HONG KONG (11.8%)
Commercial Banks (11.8%)
Dah Sing Financial Group (a)	257,425	1,806,970
Wing Hang Bank Ltd. (a)	128,000	1,727,439

		3,534,409

INDIA (7.5%)
Commercial Banks (5.1%)
ICICI Bank Ltd. ADR	34,900	1,512,566

Thrifts & Mortgage Finance (2.4%)
Housing Development Finance Corp. Ltd. (a)	53,000	728,807

		2,241,373

PHILIPPINES (3.7%)
Commercial Banks (3.7%)
Bank of the Philippine Islands (a)	956,800	1,114,535

SINGAPORE (9.7%)
Commercial Banks (9.7%)
Oversea-Chinese Banking Corp. Ltd. (a)	175,919	1,364,243
United Overseas Bank Ltd. (a)	98,000	1,523,808

		2,888,051

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Global Financial Services Fund

	Shares or Principal Amount	Value
SPAIN (3.7%)
Commercial Banks (1.6%)
Banco Bilbao Vizcaya Argentaria SA (a)	39,800	$488,000

Insurance (2.1%)
Mapfre SA (a)	180,500	613,571

		1,101,571

SWEDEN (6.1%)
Commercial Banks (6.1%)
Nordea Bank AB (a)	150,500	1,826,080

SWITZERLAND (4.1%)
Insurance (4.1%)
Zurich Financial Services AG (a)	4,500	1,230,372

UNITED KINGDOM (6.8%)
Commercial Banks (6.8%)
Standard Chartered PLC (a)	77,562	2,019,986

UNITED STATES (15.2%)
Capital Markets (7.1%)
Charles Schwab Corp. (The)	50,200	906,110
State Street Corp.	25,700	1,200,704

		2,106,814

Commercial Banks (4.1%)
Wells Fargo & Co.	38,000	1,231,960

Insurance (4.0%)
MetLife, Inc.	26,100	1,194,597

		4,533,371

Total Common Stocks		27,277,454

PREFERRED STOCKS (6.4%)
BRAZIL (6.4%)
Commercial Banks (6.4%)
Banco Bradesco SA ADR, Preferred Shares	100,910	1,909,217

Total Preferred Stocks		1,909,217

REPURCHASE AGREEMENT (1.8%)
UNITED STATES (1.8%)
State Street Bank, 0.12%, dated 1/31/11, due 2/01/11, repurchase price of $530,002, collateralized by U.S. Treasury Note, maturing 4/30/15; total market value of $543,556	$530,000	530,000

See accompanying notes to statements of investments.

Statement of Investments (concluded) January 31, 2011 (Unaudited) Aberdeen Global Financial Services Fund

Total Repurchase Agreement	$530,000

Total Investments (Cost $23,882,605) (b) — 99.6%	29,716,671

Other assets in excess of liabilities — 0.4%	113,938

Net Assets — 100.0%	$29,830,609

(a)	Fair Valued Security; countries with a Fair Value designation indicate all its securities are Fair Valued. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	- American Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2011 (Unaudited)

Aberdeen Global Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.4%)
BRAZIL (10.1%)
Health Care Providers & Services (1.9%)
OdontoPrev SA	85,600	$1,155,404

Multiline Retail (2.3%)
Lojas Renner SA	46,800	1,358,841

Real Estate Management & Development (1.6%)
Multiplan Empreendimentos Imobiliarios SA	50,300	965,294

Transportation Infrastructure (4.3%)
Wilson Sons Ltd. BDR	140,100	2,609,619

		6,089,158

EGYPT (2.4%)
Commercial Banks (2.4%)
National Societe Generale Bank	210,200	1,446,191

GERMANY (5.1%)
Chemicals (2.4%)
Fuchs Petrolub AG	11,300	1,418,727

Computers & Peripherals (2.7%)
Wincor Nixdorf AG (a)	21,500	1,638,876

		3,057,603

HONG KONG (6.9%)
Diversified Telecommunication Services (2.4%)
Asia Satellite Telecommunications Holdings Ltd.	841,000	1,456,202

Hotels, Restaurants & Leisure (1.8%)
Cafe De Coral Holdings Ltd. (a)	436,000	1,045,299

Semiconductors & Semiconductor Equipment (2.7%)
ASM Pacific Technology Ltd. (a)	137,500	1,639,701

		4,141,202

HUNGARY (1.8%)
Pharmaceuticals (1.8%)
Richter Gedeon Nyrt. (a)	5,000	1,064,437

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Global Small Cap Fund

	Shares or Principal Amount	Value
INDIA (6.6%)
Chemicals (1.6%)
Castrol (India) Ltd.	109,400	$991,296

Pharmaceuticals (5.0%)
Aventis Pharma Ltd.	36,900	1,507,025
GlaxoSmithKline Pharmaceuticals Ltd. (a)	30,000	1,478,120

		2,985,145

		3,976,441

ITALY (1.5%)
Multi-Utilities (1.5%)
Hera SpA (a)	400,100	931,452

JAPAN (11.7%)
Food Products (2.5%)
HOKUTO Corp. (a)	64,100	1,475,385

Health Care Equipment & Supplies (1.3%)
Sysmex Corp. (a)	12,300	804,074

Machinery (4.8%)
Amada Co. Ltd. (a)	146,000	1,274,558
Nabtesco Corp. (a)	69,100	1,632,280

		2,906,838

Personal Products (3.1%)
Dr. Ci:Labo Co. Ltd. (a)	500	1,868,827

		7,055,124

MEXICO (2.6%)
Transportation Infrastructure (2.6%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	299,900	1,565,136

NETHERLANDS (1.6%)
Energy Equipment & Services (1.6%)
Fugro NV, CVA (a)	12,100	974,215

PHILIPPINES (1.6%)
Commercial Banks (1.6%)
Bank of the Philippine Islands (a)	841,673	980,429

SINGAPORE (5.3%)
Electronic Equipment, Instruments & Components (2.0%)
Venture Corp. Ltd. (a)	159,000	1,206,781

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Global Small Cap Fund

	Shares or Principal Amount	Value
Health Care Providers & Services (1.8%)
Raffles Medical Group Ltd. (a)	656,000	$1,110,884

Real Estate Management & Development (1.5%)
Wheelock Properties (Singapore) Ltd. (a)	590,000	878,013

		3,195,678

SOUTH AFRICA (4.1%)
Food & Staples Retailing (2.7%)
Massmart Holdings Ltd. (a)	81,000	1,607,622

Specialty Retail (1.4%)
Truworths International Ltd. (a)	94,100	834,990

		2,442,612

SWITZERLAND (2.0%)
Food Products (2.0%)
Barry Callebaut AG* (a)	1,500	1,199,497

UNITED KINGDOM (19.3%)
Aerospace & Defense (1.3%)
Chemring Group PLC (a)	14,300	771,062

Capital Markets (1.6%)
Close Brothers Group PLC (a)	69,800	947,534

Chemicals (1.7%)
Victrex PLC	43,800	1,010,319

Energy Equipment & Services (2.3%)
John Wood Group PLC (a)	158,600	1,387,256

Hotels, Restaurants & Leisure (2.2%)
Millennium & Copthorne Hotels PLC (a)	139,900	1,297,882

Household Products (1.3%)
PZ Cussons PLC	140,800	816,682

Machinery (1.4%)
Weir Group PLC (The) (a)	33,200	842,902

Multiline Retail (2.5%)
Mothercare PLC	175,300	1,510,728

Pharmaceuticals (1.5%)
Dechra Pharmaceuticals PLC	113,800	929,682

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Global Small Cap Fund

	Shares or Principal Amount	Value
Specialty Retail (1.9%)
Halfords Group PLC (a)	172,400	$1,122,005

Transportation Infrastructure (1.6%)
Forth Ports PLC (a)	43,300	944,852

		11,580,904

UNITED STATES (15.8%)
Containers & Packaging (2.1%)
Silgan Holdings, Inc.	34,000	1,269,220

Electric Utilities (1.6%)
ITC Holdings Corp.	14,400	946,080

Electronic Equipment & Instruments (2.8%)
Rofin-Sinar Technologies, Inc.*	43,600	1,704,760

Energy Equipment & Services (3.1%)
Tidewater, Inc.	30,800	1,832,292

Health Care Providers & Services (3.0%)
LHC Group, Inc.*	43,400	1,154,440
VCA Antech, Inc.*	27,500	630,300

		1,784,740

Pharmaceuticals (1.7%)
Perrigo Co.	14,300	1,040,182

Specialty Retail (1.5%)
Urban Outfitters, Inc.*	26,900	909,758

		9,487,032

Total Common Stocks		59,187,111

REPURCHASE AGREEMENT (1.3%)
UNITED STATES (1.3%)
State Street Bank, 0.12%, dated 1/31/11, due 2/01/11, repurchase price $766,003, collateralized by U.S. Treasury Note, maturing 4/30/15; total market value of $783,975	$766,000	766,000

Total Repurchase Agreement		766,000

Total Investments (Cost $45,465,615) (b) — 99.7%		59,953,111

Other assets in excess of liabilities — 0.3%		180,892

Net Assets — 100.0%		$60,134,003

See accompanying notes to statements of investments.

Statement of Investments (concluded) January 31, 2011 (Unaudited) Aberdeen Global Small Cap Fund

*		Non income-producing security.
(a)		Fair Valued Security; countries with a Fair Value designation indicate all its securities are Fair Valued. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)		See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
BDR	-	Brazilian Depositary Receipt
CVA	-	Dutch Certificate

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2011 (Unaudited)

Aberdeen International Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (88.4%)
AUSTRALIA (3.2%)
Insurance (3.2%)
QBE Insurance Group Ltd. (a)	790,600	$13,825,325

CANADA (1.9%)
Road & Rail (1.9%)
Canadian National Railway Co.	122,500	8,305,313

CHINA (3.9%)
Oil, Gas & Consumable Fuels (2.1%)
PetroChina Co. Ltd., H Shares (a)	6,602,000	9,216,251

Wireless Telecommunication Services (1.8%)
China Mobile Ltd. (a)	808,058	7,948,290

		17,164,541

FRANCE (3.0%)
Electrical Equipment (1.5%)
Schneider Electric SA (a)	42,400	6,601,408

Food & Staples Retailing (1.5%)
Casino Guichard-Perrachon SA (a)	65,900	6,435,026

		13,036,434

GERMANY (6.0%)
Electric Utilities (2.1%)
E.ON AG (a)	279,300	9,318,047

Food & Staples Retailing (1.2%)
Metro AG (a)	71,800	5,058,384

Textiles, Apparel & Luxury Goods (2.7%)
Adidas AG (a)	188,100	11,705,900

		26,082,331

HONG KONG (2.4%)
Real Estate Management & Development (2.4%)
Swire Pacific Ltd., Class A (a)	652,500	10,313,019

ITALY (7.1%)
Energy Equipment & Services (2.9%)
Tenaris SA ADR	272,500	12,853,825

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen International Equity Fund

	Shares or Principal Amount	Value
Oil, Gas & Consumable Fuels (4.2%)
Eni SpA (a)	768,500	$18,195,058

		31,048,883

JAPAN (11.6%)

Chemicals (1.9%)
Shin-Etsu Chemical Co. Ltd. (a)	149,868	8,437,805

Machinery (2.1%)
Fanuc Corp. (a)	57,600	9,115,136

Office Electronics (2.9%)
Canon, Inc. (a)	252,300	12,419,145

Pharmaceuticals (3.1%)
Takeda Pharmaceutical Co. Ltd. (a)	281,804	13,583,159

Real Estate Management & Development (1.6%)
Daito Trust Construction Co. Ltd. (a)	98,900	6,947,008

		50,502,253

NETHERLANDS (1.6%)
Industrial Conglomerates (1.6%)
Koninklijke Philips Electronics NV (a)*	232,263	7,236,897

SINGAPORE (5.1%)
Commercial Banks (1.9%)
Oversea-Chinese Banking Corp. Ltd. (a)	1,092,509	8,472,354

Diversified Telecommunication Services (1.5%)
Singapore Telecommunications Ltd. (a)	2,599,000	6,334,065

Real Estate Management & Development (1.7%)
City Developments Ltd. (a)	837,000	7,471,259

		22,277,678

SPAIN (1.4%)
Insurance (1.4%)
Mapfre SA (a)	1,841,100	6,258,427

SWEDEN (4.3%)
Commercial Banks (2.0%)
Nordea Bank AB (a)	722,800	8,770,036

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen International Equity Fund

	Shares or Principal Amount	Value
Communications Equipment (2.3%)
Telefonaktiebolaget LM Ericsson, B Shares (a)	821,100	$10,123,189

		18,893,225

SWITZERLAND (12.7%)
Food Products (2.3%)
Nestle SA (a)	186,400	10,070,404

Insurance (3.8%)
Zurich Financial Services AG (a)	59,700	16,322,939

Pharmaceuticals (6.6%)
Novartis AG (a)	251,200	13,984,259
Roche Holding AG (a)	98,000	14,909,521

		28,893,780

		55,287,123

TAIWAN (3.8%)
Semiconductors & Semiconductor Equipment (3.8%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,259,500	16,461,665

UNITED KINGDOM (20.4%)
Commercial Banks (2.6%)
Standard Chartered PLC (a)	437,962	11,406,061

Machinery (1.3%)
Weir Group PLC (The) (a)	230,800	5,859,691

Metals & Mining (3.6%)
BHP Billiton PLC (a)	118,500	4,524,782
Rio Tinto PLC (a)	163,600	11,235,398

		15,760,180

Multi-Utilities (2.5%)
Centrica PLC (a)*	2,099,200	10,749,214

Oil, Gas & Consumable Fuels (2.2%)
Royal Dutch Shell PLC, B Shares (a)	271,300	9,453,570

Tobacco (3.5%)
British American Tobacco PLC (a)	411,500	15,197,835

Wireless Telecommunication Services (4.7%)
Vodafone Group PLC (a)	7,401,100	20,771,920

See accompanying notes to statements of investments.

Statement of Investments (concluded) January 31, 2011 (Unaudited) Aberdeen International Equity Fund

	Shares or Principal Amount	Value
		$89,198,471

Total Common Stocks		385,891,585

PREFERRED STOCKS (8.1%)
BRAZIL (4.3%)
Commercial Banks (2.3%)
Banco Bradesco SA ADR, Preferred Shares	541,270	10,240,829

Oil, Gas & Consumable Fuels (2.0%)
Petroleo Brasileiro SA ADR, Preferred Shares	255,728	8,502,956

		18,743,785

REPUBLIC OF SOUTH KOREA (3.8%)
Semiconductors & Semiconductor Equipment (3.8%)
Samsung Electronics Co. Ltd. GDR, Preferred Shares (a) (b)	56,600	16,678,365

Total Preferred Stocks		35,422,150

REPURCHASE AGREEMENT (2.0%)
UNITED STATES (2.0%)
State Street Bank, 0.12%, dated 1/31/11, due 2/01/11, repurchase price $8,617,029 collateralized by U.S. Treasury Note, maturing 04/30/15, total market value of $8,790,973	$8,617,000	8,617,000

Total Repurchase Agreement		8,617,000

Total Investments (Cost $330,542,388) (c) — 98.5%		429,930,735

Other assets in excess of liabilities — 1.5%		6,325,982

Net Assets — 100.0%		$436,256,717

*	Non income-producing security.
(a)	Fair Valued Security; countries with a Fair Value designation indicate all its securities are Fair Valued. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2011 (Unaudited)

Aberdeen Optimal Allocations Fund: Defensive

	Shares or Principal Amount	Value
MUTUAL FUNDS (40.0%)
Commodity Fund (3.0%)
Credit Suisse Commodity Return Strategy Fund, Common Class	28,337	$268,634

Equity Funds (16.9%)
Aberdeen Emerging Markets Institutional Fund, Institutional Class (a)	12,290	171,200
Aberdeen Equity Long-Short Fund, Institutional Class (a)	45,746	533,404
Aberdeen Global Financial Services Fund, Institutional Class (a)	16,272	174,926
Aberdeen International Equity Institutional Fund, Institutional Class (a)	20,474	268,205
Aberdeen Natural Resources Fund, Institutional Class (a)	19,462	353,816

		1,501,551

Fixed Income Funds (20.1%)
Oppenheimer International Bond Fund, Class Y	207,636	1,341,328
PIMCO Developing Local Markets Fund, Institutional Class	42,407	449,514

		1,790,842

Total Mutual Funds		3,561,027

EXCHANGE TRADED FUNDS (58.9%)
Equity Funds (16.0%)
iShares Russell Midcap Index Fund	4,200	435,918
iShares S&P 500 Index Fund	2,100	271,215
iShares S&P Global Healthcare Sector Index Fund	8,500	441,150
iShares S&P Global Infrastructure Index Fund	7,600	276,260

		1,424,543

Fixed Income Funds (38.8%)
iShares Barclays 1-3 Year Treasury Bond Fund	8,400	706,356
iShares Barclays 7-10 Year Treasury Bond Fund	7,600	712,880
iShares Barclays Aggregate Bond Fund	10,940	1,155,920
iShares Barclays TIPS Bond Fund	8,244	886,560

		3,461,716

Real Estate Investment Trust (REIT) Funds (4.1%)
iShares Cohen & Steers Realty Majors Index Fund	2,730	187,005
SPDR Dow Jones International Real Estate Fund	4,617	179,047

		366,052

Total Exchange Traded Funds		5,252,311

REPURCHASE AGREEMENT (1.0%)
State Street Bank, 0.12%, dated 1/31/11, due 2/01/11, repurchase price $91,000, collateralized by U.S. Treasury Note, maturing 4/30/15; total market value of $94,077	$91,000	91,000

Total Repurchase Agreement		91,000

See accompanying notes to statements of investments.

Statement of Investments (concluded) January 31, 2011 (Unaudited) Aberdeen Optimal Allocations Fund: Defensive

Value
Total Investments (Cost $8,296,654) (b) — 99.9%	$8,904,338

Other assets in excess of liabilities — 0.1%	7,505

Net Assets — 100.0%	$8,911,843

(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Securities

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2011 (Unaudited)

Aberdeen Optimal Allocations Fund: Growth

	Shares or Principal Amount	Value
MUTUAL FUNDS (64.1%)
Commodity Fund (5.1%)
Credit Suisse Commodity Return Strategy Fund, Common Class	62,800	$595,345

Equity Funds (53.9%)
Aberdeen Emerging Markets Institutional Fund, Institutional Class (a)	72,109	1,004,485
Aberdeen Equity Long-Short Fund, Institutional Class (a)	79,717	929,496
Aberdeen Global Financial Services Fund, Institutional Class (a)	53,153	571,393
Aberdeen International Equity Institutional Fund, Institutional Class (a)	106,937	1,400,874
Aberdeen Natural Resources Fund, Institutional Class (a)	45,559	828,254
Aberdeen Small Cap Fund, Institutional Class (a)	65,839	1,044,868
Aberdeen U.S. Equity Fund, Institutional Class* (a)	47,881	467,322

		6,246,692

Fixed Income Fund (5.1%)
PIMCO Developing Local Markets Fund, Institutional Class	55,105	584,113

Total Mutual Funds		7,426,150

EXCHANGE TRADED FUNDS (35.4%)
Equity Funds (25.4%)
iShares Russell Midcap Index Fund	7,862	815,997
iShares S&P 500 Index Fund	3,619	467,394
iShares S&P Global Healthcare Sector Index Fund	13,400	695,460
iShares S&P Global Infrastructure Index Fund	16,500	599,775
iShares S&P Global Technology Sector Index Fund	5,700	362,976

		2,941,602

Fixed Income Fund (2.9%)
iShares Barclays TIPS Bond Fund	3,164	340,256

Real Estate Investment Trust (REIT) Funds (7.1%)
iShares Cohen & Steers Realty Majors Index Fund	3,484	238,654
SPDR Dow Jones International Real Estate Fund	15,077	584,686

		823,340

Total Exchange Traded Funds		4,105,198

REPURCHASE AGREEMENT (0.8%)
State Street Bank, 0.12%, dated 1/31/11, due 2/01/11, repurchase price $94,000, collateralized by U.S. Treasury Note, maturing 4/30/15; total market value of $99,304	$94,000	94,000

Total Repurchase Agreement		94,000

Total Investments (Cost $10,170,706) (b) — 100.3%		11,625,348

Liabilities in excess of other assets — (0.3)%		(36,729)

Net Assets — 100.0%		$11,588,619

See accompanying notes to statements of investments.

Statement of Investments (concluded) January 31, 2011 (Unaudited) Aberdeen Optimal Allocations Fund: Growth

*	Non income-producing security.
(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Securities

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2011 (Unaudited)

Aberdeen Optimal Allocations Fund: Moderate

	Shares or Principal Amount	Value
MUTUAL FUNDS (51.3%)
Commodity Fund (3.2%)
Credit Suisse Commodity Return Strategy Fund, Common Class	135,999	$1,289,272

Equity Funds (33.7%)
Aberdeen Emerging Markets Institutional Fund, Institutional Class (a)	121,614	1,694,077
Aberdeen Equity Long-Short Fund, Institutional Class (a)	212,662	2,479,642
Aberdeen Global Financial Services Fund, Institutional Class (a)	116,549	1,252,901
Aberdeen International Equity Institutional Fund, Institutional Class (a)	257,759	3,376,648
Aberdeen Natural Resources Fund, Institutional Class (a)	115,969	2,108,311
Aberdeen Small Cap Fund, Institutional Class (a)	130,519	2,071,338
Aberdeen U.S. Equity Fund, Institutional Class* (a)	82,007	800,392

		13,783,309

Fixed Income Funds (14.4%)
Oppenheimer International Bond Fund, Class Y	586,017	3,785,668
PIMCO Developing Local Markets Fund, Institutional Class	198,144	2,100,325

		5,885,993

Total Mutual Funds		20,958,574

EXCHANGE TRADED FUNDS (49.9%)

Equity Funds (20.4%)
iShares Russell Midcap Index Fund	24,311	2,523,239
iShares S&P 500 Index Fund	13,100	1,691,865
iShares S&P Global Healthcare Sector Index Fund	47,600	2,470,440
iShares S&P Global Infrastructure Index Fund	45,400	1,650,290

		8,335,834

Fixed Income Funds (24.4%)
iShares Barclays 1-3 Year Treasury Bond Fund	9,765	821,139
iShares Barclays 7-10 Year Treasury Bond Fund	22,000	2,063,600
iShares Barclays Aggregate Bond Fund	39,428	4,165,963
iShares Barclays TIPS Bond Fund	27,162	2,921,001

		9,971,703

Real Estate Investment Trust (REIT) Funds (5.1%)
iShares Cohen & Steers Realty Majors Index Fund	12,471	854,263
SPDR Dow Jones International Real Estate Fund	31,995	1,240,766

		2,095,029

Total Exchange Traded Funds		20,402,566

REPURCHASE AGREEMENT (0.6%)
State Street Bank, 0.12%, dated 1/31/11, due 2/01/11, repurchase price $236,001, collateralized by U.S. Treasury Note, maturing 4/30/15; total market value of $245,646	$236,000	236,000

Total Repurchase Agreement		236,000

See accompanying notes to statements of investments.

Statement of Investments (concluded) January 31, 2011 (Unaudited) Aberdeen Optimal Allocations Fund: Moderate

Value
Total Investments (Cost $36,823,465) (b) — 101.8%	$41,597,140

Liabilities in excess of other assets — (1.8)%	(753,078)

Net Assets — 100.0%	$40,844,062

*	Non income-producing security.
(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Securities

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2011 (Unaudited)

Aberdeen Optimal Allocations Fund: Moderate Growth

	Shares or Principal Amount	Value
MUTUAL FUNDS (60.4%)
Commodity Fund (3.1%)
Credit Suisse Commodity Return Strategy Fund, Common Class	108,523	$1,028,799

Equity Funds (44.2%)
Aberdeen Emerging Markets Institutional Fund, Institutional Class (a)	138,728	1,932,486
Aberdeen Equity Long-Short Fund, Institutional Class (a)	231,802	2,702,805
Aberdeen Global Financial Services Fund, Institutional Class (a)	123,665	1,329,403
Aberdeen International Equity Institutional Fund, Institutional Class (a)	229,196	3,002,464
Aberdeen Natural Resources Fund, Institutional Class (a)	132,119	2,401,920
Aberdeen Small Cap Fund, Institutional Class (a)	127,255	2,019,538
Aberdeen U.S. Equity Fund, Institutional Class* (a)	141,225	1,378,355

		14,766,971

Fixed Income Funds (13.1%)
Oppenheimer International Bond Fund, Class Y	415,740	2,685,680
PIMCO Developing Local Markets Fund, Institutional Class	159,363	1,689,253

		4,374,933

Total Mutual Funds		20,170,703

EXCHANGE TRADED FUNDS (38.9%)
Equity Funds (20.9%)
iShares Russell Midcap Index Fund	19,467	2,020,480
iShares S&P 500 Index Fund	10,120	1,306,998
iShares S&P Global Healthcare Sector Index Fund	38,100	1,977,390
iShares S&P Global Infrastructure Index Fund	27,900	1,014,165
iShares S&P Global Technology Sector Index Fund	10,600	675,008

		6,994,041

Fixed Income Funds (11.9%)
iShares Barclays 7-10 Year Treasury Bond Fund	10,700	1,003,660
iShares Barclays Aggregate Bond Fund	12,479	1,318,531
iShares Barclays TIPS Bond Fund	15,425	1,658,805

		3,980,996

Real Estate Investment Trust (REIT) Funds (6.1%)
iShares Cohen & Steers Realty Majors Index Fund	10,155	695,617
SPDR Dow Jones International Real Estate Fund	34,420	1,334,808

		2,030,425

Total Exchange Traded Funds		13,005,462

REPURCHASE AGREEMENT (0.6%)
State Street Bank, 0.12%, dated 1/31/11, due 2/01/11, repurchase price $209,001, collateralized by U.S. Treasury Note, maturing 4/30/15; total market value of $214,287	$209,000	209,000

Total Repurchase Agreement		209,000

See accompanying notes to statements of investments.

Statement of Investments (concluded) January 31, 2011 (Unaudited) Aberdeen Optimal Allocations Fund: Moderate Growth

Value
Total Investments (Cost $28,569,320) (b) — 99.9%	$33,385,165

Other assets in excess of liabilities — 0.1%	30,704

Net Assets — 100.0%	$33,415,869

*	Non income-producing security.
(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Securities

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2011 (Unaudited)

Aberdeen Optimal Allocations Fund: Specialty

	Shares or Principal Amount	Value
MUTUAL FUNDS (60.3%)
Commodity Fund (6.2%)
Credit Suisse Commodity Return Strategy Fund, Common Class	239,537	$2,270,814

Equity Funds (48.1%)
Aberdeen Emerging Markets Institutional Fund, Institutional Class (a)	253,690	3,533,900
Aberdeen Equity Long-Short Fund, Institutional Class (a)	382,958	4,465,283
Aberdeen Global Financial Services Fund, Institutional Class (a)	343,703	3,694,809
Aberdeen International Equity Institutional Fund, Institutional Class (a)	143,737	1,882,956
Aberdeen Natural Resources Fund, Institutional Class (a)	225,570	4,100,869

		17,677,817

Fixed Income Fund (6.0%)
PIMCO Developing Local Markets Fund, Institutional Class	209,547	2,221,198

Total Mutual Funds		22,169,829

EXCHANGE TRADED FUNDS (39.4%)

Equity Funds (28.2%)
iShares Russell Midcap Index Fund	7,300	757,667
iShares S&P Global Healthcare Sector Index Fund	70,800	3,674,520
iShares S&P Global Infrastructure Index Fund	82,100	2,984,335
iShares S&P Global Technology Sector Index Fund	46,200	2,942,016

		10,358,538

Fixed Income Fund (3.0%)
iShares Barclays TIPS Bond Fund	10,462	1,125,084

Real Estate Investment Trust (REIT) Funds (8.2%)
iShares Cohen & Steers Realty Majors Index Fund	11,506	788,161
SPDR Dow Jones International Real Estate Fund	57,204	2,218,371

		3,006,532

Total Exchange Traded Funds		14,490,154

REPURCHASE AGREEMENT (0.5%)
State Street Bank, 0.12%, dated 1/31/11, due 2/01/11, repurchase price $177,001, collateralized by U.S. Treasury Note, maturing 4/30/15; total market value of $182,928	$177,000	177,000

Total Repurchase Agreement		177,000

Total Investments (Cost $34,197,841) (b) — 100.2%		36,836,983

Liabilities in excess of other assets — (0.2)%		(64,300)

Net Assets — 100.0%		$36,772,683

See accompanying notes to statements of investments.

Statement of Investments (concluded) January 31, 2011 (Unaudited) Aberdeen Optimal Allocations Fund: Specialty

(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Securities

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2011 (Unaudited)

Aberdeen Ultra Short Duration Bond Fund

	Shares or Principal Amount	Value

ASSET-BACKED SECURITIES (7.4%)
UNITED STATES (7.4%)
Ally Master Owner Trust
Series 2010-1, Class A (USD), 2.01%, 01/15/15 (a)(b)	$200,000	$203,713
Series 2010-3, Class A (USD), 2.88%, 04/15/15 (b)	123,000	126,060
Capital One Multi-Asset Execution Trust, Series 2006-A12, Class A (USD), 0.32%, 07/15/16 (a)	100,000	99,200
Citibank Omni Master Trust, Series 2009-A8, Class A8 (USD), 2.36%, 05/16/16 (a)(b)	250,000	253,885
CNH Wholesale Master Note Trust, Series 2011-1A, Class 1A (USD), 1.06%, 12/15/15 (a)(b)	100,000	100,000
Ford Credit Floorplan Master Owner Trust
Series 2010-1, Class A (USD), 1.91%, 12/15/14 (a)(b)	100,000	101,755
Series 2010-5, Class A1 (USD), 1.50%, 09/15/15	100,000	99,308
Series 2010-5, Class A2 (USD), 0.96%, 09/15/15 (a)	100,000	100,000
GE Capital Credit Card Master Note Trust, Series 2009-2, Class A (USD), 3.69%, 07/15/15	100,000	103,802
GE Dealer Floorplan Master Note Trust, Series 2009-2A, Class A (USD), 1.81%, 10/20/14 (a)(b)	200,000	202,949
World Financial Network Credit Card Master Trust
Series 2009-A, Class A (USD), 4.60%, 09/15/15	100,000	102,545
Series 2009-B, Class A (USD), 3.79%, 05/15/16	100,000	103,113
Series 2009-D, Class A (USD), 4.66%, 05/15/17	100,000	106,588

		1,702,918

Total Asset-Backed Securities		1,702,918

CORPORATE BONDS (24.7%)
UNITED STATES (24.7%)
Beverages (1.2%)
Anheuser-Busch Cos., Inc. (USD), 6.00%, 04/15/11	125,000	126,284
PepsiAmericas, Inc. (USD), 4.38%, 02/15/14	140,000	151,768

		278,052

Chemicals (0.6%)
Dow Chemical Co. (USD), 6.13%, 02/01/11	40,000	40,000
EI du Pont de Nemours & Co. (USD), 5.00%, 01/15/13	100,000	107,796

		147,796

Commercial Banks (4.9%)
Bank of America Corp.
(USD), MTN, 0.68%, 06/22/12 (a)	300,000	301,820
(USD), MTN, 1.72%, 01/30/14 (a)	165,000	165,433
Goldman Sachs Group, Inc. (USD), 0.47%, 02/06/12 (a)	50,000	49,965
JPMorgan Chase & Co.
(USD), MTN, 1.10%, 01/24/14 (a)	200,000	200,233
Series 3 (USD), 0.55%, 12/26/12 (a)	130,000	130,709
Wachovia Corp. (USD), MTN, 2.06%, 05/01/13 (a)	50,000	51,524
Wells Fargo & Co., Series FRN (USD), 0.52%, 06/15/12 (a)	230,000	230,813

		1,130,497

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Ultra Short Duration Bond Fund

	Shares or Principal Amount	Value

Computers & Peripherals (0.8%)
Hewlett-Packard Co. (USD), 4.50%, 03/01/13	$180,000	$192,346

Diversified Financial Services (5.5%)
American Honda Finance Corp. (USD), MTN, 4.63%, 04/02/13 (b)	210,000	223,376
Boeing Capital Corp. (USD), 5.80%, 01/15/13	120,000	130,689
Caterpillar Financial Services Corp. (USD), 1.55%, 12/20/13	100,000	100,497
ERAC USA Finance LLC (USD), 2.25%, 01/10/14 (b)	75,000	75,171
General Electric Capital Corp.
(USD), MTN, 0.42%, 11/01/12 (a)	50,000	49,706
Series A (USD), MTN, 5.88%, 02/15/12	38,000	40,025
Harley-Davidson Funding Corp., Series B (USD), 5.25%, 12/15/12 (b)	70,000	73,239
John Deere Capital Corp. (USD), 5.10%, 01/15/13	150,000	161,650
MassMutual Global Funding II (USD), 0.80%, 09/27/13 (a)(b)	100,000	99,867
National Rural Utilities Cooperative Finance Corp. (USD), 4.75%, 03/01/14	125,000	134,957
PACCAR Financial Corp. (USD), MTN, 2.05%, 06/17/13	180,000	183,735

		1,272,912

Diversified Telecommunication Services (0.5%)
Qwest Corp. (USD), 7.88%, 09/01/11	100,000	103,750

Electric Utilities (2.9%)
Appalachian Power Co., Series O (USD), 5.65%, 08/15/12	25,000	26,579
Cleveland Electric Illuminating Co. (USD), 5.65%, 12/15/13	30,000	32,842
Commonwealth Edison Co. (USD), 1.63%, 01/15/14	70,000	70,120
Consolidated Edison Co. of New York, Inc., Series 02-B (USD), 4.88%, 02/01/13	90,000	96,277
Detroit Edison Co., Series J (USD), 6.40%, 10/01/13	96,000	108,439
Florida Power Corp. (USD), 4.80%, 03/01/13	100,000	107,108
Oncor Electric Delivery Co. LLC (USD), 5.95%, 09/01/13	30,000	33,186
Progress Energy, Inc. (USD), 6.85%, 04/15/12	100,000	106,784
PSEG Power LLC (USD), 2.50%, 04/15/13	25,000	25,501
Southern Co., Series A (USD), 5.30%, 01/15/12	55,000	57,434

		664,270

Energy Equipment & Services (0.2%)
Enterprise Products Operating LLC (USD), 4.60%, 08/01/12	39,000	40,863

Food Products (1.0%)
Kraft Foods, Inc. (USD), 5.63%, 11/01/11	111,000	114,923
Kroger Co. (USD), 5.00%, 04/15/13	100,000	107,569

		222,492

Gas Utilities (0.3%)
Consolidated Natural Gas Co., Series C (USD), 6.25%, 11/01/11	70,000	72,835

Household Products/Wares (0.1%)
Kimberly-Clark Corp. (USD), 5.63%, 02/15/12	25,000	26,213

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Ultra Short Duration Bond Fund

	Shares or Principal Amount	Value
Information Technology Services (0.1%)
International Business Machines Corp. (USD), 0.88%, 07/28/11 (a)	$30,000	$30,107

Insurance (0.9%)
Metropolitan Life Global Funding I (USD), 0.80%, 04/10/12 (a)(b)	100,000	99,964
New York Life Global Funding (USD), 2.25%, 12/14/12 (b)	95,000	97,297

		197,261

Media (0.7%)
Comcast Corp. (USD), 5.30%, 01/15/14	30,000	32,809
Time Warner Cable, Inc. (USD), 8.25%, 02/14/14	115,000	134,237

		167,046

Metals & Mining (0.2%)
Nucor Corp. (USD), 5.00%, 12/01/12	48,000	51,350

Office/Business Equipment (0.1%)
Xerox Corp. (USD), 5.50%, 05/15/12	30,000	31,590

Oil, Gas & Consumable Fuels (0.8%)
EOG Resources, Inc. (USD), 6.13%, 10/01/13	60,000	67,178
Praxair, Inc. (USD), 6.38%, 04/01/12	100,000	106,240

		173,418

Pharmaceuticals (2.5%)
GlaxoSmithKline Capital, Inc. (USD), 4.85%, 05/15/13	165,000	178,839
Novartis Capital Corp. (USD), 1.90%, 04/24/13	130,000	132,712
Pfizer, Inc. (USD), 4.45%, 03/15/12	264,000	275,243

		586,794

Real Estate Investment Trust (REIT) Fund (0.6%)
HCP, Inc. (USD), 2.70%, 02/01/14	125,000	125,963

Specialty Retail (0.6%)
Target Corp. (USD), 5.13%, 01/15/13	130,000	140,396

Transportation (0.2%)
Burlington Northern Santa Fe LLC (USD), 5.90%, 07/01/12	45,000	48,078

		5,704,029

Total Corporate Bonds		5,704,029

FOREIGN NON-GOVERNMENT BONDS (7.2%)

AUSTRALIA (1.1%)

Commercial Banks (0.9%)
National Australia Bank Ltd. (USD), 0.54%, 02/01/12 (a)(b)	100,000	99,980

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Ultra Short Duration Bond Fund

	Shares or Principal Amount	Value
Westpac Banking Corp. (USD), 0.85%, 04/08/13 (a)(b)	$100,000	$100,236

		200,216

Metals & Mining (0.2%)
BHP Billiton Finance USA Ltd. (USD), 5.50%, 04/01/14	55,000	61,190

		261,406

CANADA (1.7%)
Diversified Telecommunication Services (0.3%)
Rogers Communications, Inc. (USD), 7.88%, 05/01/12	65,000	70,392

Metals & Mining (0.3%)
Xstrata Canada Corp. (USD), 7.35%, 06/05/12	60,000	64,267

Oil, Gas & Consumable Fuels (1.1%)
Devon Financing Corp. ULC (USD), 6.88%, 09/30/11	10,000	10,406
Total Capital Canada Ltd. (USD), 1.63%, 01/28/14	235,000	235,615

		246,021

		380,680

FRANCE (0.4%)
Commercial Banks (0.4%)
Societe Generale (USD), 2.50%, 01/15/14 (b)	100,000	99,253

GERMANY (0.9%)
Commercial Banks (0.9%)
Kreditanstalt fuer Wiederaufbau (USD), 3.25%, 10/14/11	200,000	203,977

LUXEMBOURG (0.1%)
Diversified Telecommunication Services (0.1%)
Telecom Italia Capital SA (USD), 0.77%, 02/01/11 (a)	25,000	25,000

NETHERLANDS (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Shell International Finance BV (USD), 1.30%, 09/22/11	75,000	75,471

SUPRANATIONAL (0.8%)
Supranational (0.8%)
International Bank for Reconstruction & Development (USD), 3.13%, 11/15/11	175,000	178,731

UNITED KINGDOM (1.9%)
Commercial Banks (1.5%)
Barclays Bank PLC (USD), 2.50%, 01/23/13	100,000	101,525
Lloyds TSB Bank PLC (USD), 2.65%, 01/24/14 (a)	235,000	236,207

		337,732

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Ultra Short Duration Bond Fund

	Shares or Principal Amount	Value
Oil, Gas & Consumable Fuels (0.4%)
BP Capital Markets PLC (USD), 3.13%, 03/10/12	$100,000	$102,265

		439,997

Total Foreign Non-Government Bonds		1,664,515

U.S. AGENCIES MORTGAGE BACKED (27.2%)
UNITED STATES (27.2%)
Federal Farm Credit Bank (USD), 0.21%, 12/08/11 (a)	280,000	279,911
Federal Home Loan Bank
(USD), 0.20%, 02/16/11	100,000	99,992
(USD), 0.18%, 03/16/11	166,000	165,964
(USD), 0.75%, 03/25/11	60,000	60,037
(USD), 0.46%, 02/22/12	1,000,000	999,698
(USD), 1.05%, 02/08/13	400,000	399,874
Series 1N11 (USD), 4.00%, 02/15/11	100,000	100,139
Federal Home Loan Mortgage Corp.
(USD), 0.16%, 02/07/11	100,000	99,997
(USD), 0.16%, 03/14/11	280,000	279,949
(USD), 0.21%, 08/29/11	25,000	24,975
(USD), MTN, 0.22%, 02/16/12 (a)	500,000	499,831
(USD), 0.75%, 12/17/12	278,000	278,061
(USD), 1.50%, 01/28/14	500,000	500,118
Federal National Mortgage Association
(USD), 0.15%, 02/01/11	100,000	100,000
(USD), 0.16%, 02/14/11	150,000	149,991
(USD), 0.19%, 03/01/11	149,000	148,978
(USD), 0.25%, 06/03/11	41,000	40,978
(USD), 0.24%, 07/29/11	115,000	114,909
(USD), 0.25%, 07/26/12 (a)	230,000	229,943
(USD), 0.29%, 09/17/12 (a)	650,000	650,156
(USD), 0.28%, 11/23/12 (a)	130,000	129,994
(USD), 0.29%, 12/28/12 (a)	300,000	300,021
(USD), 0.75%, 02/26/13	445,000	445,607
(USD), 1.13%, 12/02/13	185,000	185,041

Total U.S. Agencies Mortgage Backed		6,284,164

U.S. TREASURY OBLIGATIONS (11.8%)
UNITED STATES (11.8%)
U.S. Treasury Notes
(USD), 1.38%, 01/15/13	1,020,000	1,035,858
(USD), 0.75%, 12/15/13	350,000	348,250
(USD), 1.00%, 01/15/14	800,000	800,813
(USD), 4.00%, 02/15/14	500,000	545,586

Total U.S. Treasury Obligations		2,730,507

U.S. TREASURY BILLS (21.6%)
UNITED STATES (21.6%)
U.S. Treasury Bill

See accompanying notes to statements of investments.

Statement of Investments (concluded) January 31, 2011 (Unaudited) Aberdeen Ultra Short Duration Bond Fund

	Shares or Principal Amount	Value
(USD), 0.12%, 02/03/11	$1,000,000	$999,994
(USD), 0.14%, 02/10/11	1,500,000	1,499,948
(USD), 0.14%, 03/17/11	1,500,000	1,499,743
(USD), 0.15%, 03/24/11	1,000,000	999,793

Total U.S. Treasury Bills		4,999,478

COMMERCIAL PAPER (2.2%)
UNITED STATES (2.2%)
American Honda Finance Corp. (USD), 0.27%, 02/15/11	100,000	99,990
National Rural Utilities Cooperative Finance Corp. (USD), 0.22%, 02/22/11	100,000	99,987
Nordea North America, Inc. (USD), 0.29%, 04/07/11	300,000	299,840

Total Commercial Paper		499,817

REPURCHASE AGREEMENT (4.6%)
UNITED STATES (4.6%)
State Street Bank, 0.12%, dated 01/31/11, due 02/01/11, repurchase price $1,069,004, collateralized by U.S. Treasury Note, maturing 04/30/15; total market value of $1,092,339	1,069,000	1,069,000

Total Repurchase Agreement		1,069,000

Total Investments (Cost $24,631,876) (c) — 106.7%		24,654,428

Liabilities in excess of other assets — (6.7)%		(1,549,626)

Net Assets — 100.0%		$23,104,802

(a)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2011.
(b)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
MTN	Medium Term Note
REIT	Real Estate Investment Trust
USD	U.S. Dollar

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2011 (Unaudited)

Aberdeen Asia Bond Institutional Fund

	Shares or Principal Amount	Value
EURODOLLAR BONDS (27.2%)
AUSTRALIA (0.9%)
Commercial Banks (0.9%)
Commonwealth Bank of Australia, Series 2554 (USD), EMTN, 0.52%, 12/15/16 (a)	$5,000,000	$4,894,170

CHINA (4.0%)
Apparel (0.3%)
Texhong Textile Group Ltd., Series REGS (USD), 7.63%, 01/19/16	1,800,000	1,820,790

Building Materials (0.2%)
West China Cement Ltd., Series REGS (USD), 7.50%, 01/25/16	1,250,000	1,256,250

Diversified Financial Services (0.3%)
China Overseas Finance Cayman Island II Ltd. (USD), 5.50%, 11/10/20	1,900,000	1,859,914

Electric Utilities (0.2%)
China Resources Power Holdings Co. Ltd., Series HKB (CNH), 3.75%, 11/12/15	8,000,000	1,266,339

Food Products (0.6%)
CFG Investment SAC, Series REGS (USD), 9.25%, 12/19/13	2,900,000	3,037,750

Holding Companies-Diversified Operations (0.2%)
Sinochem Overseas Capital Co. Ltd., Series REGS (USD), 6.30%, 11/12/40	1,050,000	1,044,977

Oil, Gas & Consumable Fuels (0.1%)
ENN Energy Holdings Ltd. (USD), 7.38%, 08/05/12	700,000	731,569

Paper & Forest Products (0.6%)
Sino-Forest Corp., Series REGS
(USD), 10.25%, 07/28/14	1,850,000	2,085,875
(USD), 6.25%, 10/21/17	1,100,000	1,086,250

		3,172,125

Real Estate Management & Development (1.5%)
Agile Property Holdings Ltd., Series REGS (USD), 10.00%, 11/14/16	1,750,000	1,846,250
Central China Real Estate Ltd., Series REGS (USD), 12.25%, 10/20/15	2,100,000	2,249,625
Country Garden Holdings Co., Series REGS (USD), 11.75%, 09/10/14	2,650,000	2,815,625
Yanlord Land Group Ltd., Series REGS (USD), 9.50%, 05/04/17	1,500,000	1,545,000

		8,456,500

		22,646,214

HONG KONG (5.0%)
Commercial Banks (0.8%)
Wing Hang Bank Ltd.

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Asia Bond Institutional Fund

	Shares or Principal Amount	Value
(USD), EMTN, 6.00%, 12/31/49 (a)(b)	$3,400,000	$3,392,813
(USD), EMTN, 6.00%, 12/31/49 (a)(b)	900,000	898,097

		4,290,910

Diversified Financial Services (0.8%)
Henson Finance Ltd. (USD), 5.50%, 09/17/19	4,800,000	4,769,520

Diversified Holding Companies (2.0%)
Hutchison Whampoa International Ltd.
Series REGS (USD), 4.63%, 09/11/15	300,000	319,172
Series REGS (USD), 7.63%, 04/09/19	4,750,000	5,716,634
Series REGS (USD), 7.45%, 11/24/33	200,000	242,940
Swire Pacific MTN Financing Ltd. (USD), EMTN, 5.50%, 08/19/19	4,450,000	4,699,018

		10,977,764

Real Estate (0.2%)
Sun Hung Kai Properties Capital Market Ltd. (USD), 4.00%, 11/02/20	1,100,000	1,032,000

Real Estate Management & Development (1.2%)
Fita International Ltd. (USD), 7.00%, 02/10/20	3,550,000	3,671,765
Hong Kong Land Finance Cayman Island Co. Ltd. (USD), 4.50%, 10/07/25	3,700,000	3,286,618

		6,958,383

		28,028,577

INDIA (2.0%)
Commercial Banks (1.5%)
Axis Bank Ltd. (USD), EMTN, 5.25%, 09/30/15	1,900,000	1,942,085
ICICI Bank Ltd., Series REGS
(USD), 5.00%, 01/15/16	3,850,000	3,879,260
(USD), 6.38%, 04/30/22 (a)	550,000	547,282
(USD), 6.38%, 04/30/22 (a)	2,100,000	2,089,622

		8,458,249

Electric Utilities (0.5%)
NTPC Ltd., (USD) EMTN, 5.88%, 03/02/16	2,650,000	2,854,323

		11,312,572

INDONESIA (1.9%)
Coal (0.2%)
Adaro Indonesia PT, Series REGS (USD), 7.63%, 10/22/19	1,050,000	1,149,750

Commercial Banks (0.4%)
Bank CIMB Niaga Tbk (USD), EMTN, 7.38%, 11/22/16 (a)	2,400,000	2,441,479

Diversified Telecommunication Services (0.4%)
Indosat Palapa Co. BV, Series REGS (USD), 7.38%, 07/29/20	1,950,000	2,154,750

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Asia Bond Institutional Fund

	Shares or Principal Amount	Value
Electric Utilities (0.2%)
Majapahit Holding BV
Series REGS (USD), 8.00%, 08/07/19	$850,000	$960,500
Series REGS (USD), 7.88%, 06/29/37	300,000	331,500

		1,292,000

Independent Power Producers & Energy Traders (0.7%)
Listrindo Capital BV, Series REGS (USD), 9.25%, 01/29/15	3,200,000	3,637,760

		10,675,739

MALAYSIA (1.9%)
Commercial Banks (0.8%)
AMBB Capital (L) Ltd. (USD), 6.77%, 12/31/49 (a)(b)	2,500,000	2,549,775
Public Bank Bhd (USD), 6.84%, 08/22/36 (a)	900,000	940,415
SBB Capital Corp. (USD), 6.62%, 12/31/49 (a)(b)	1,100,000	1,131,582

		4,621,772

Diversified Financial Services (0.3%)
TNB Capital (L) Ltd., Series REGS (USD), 5.25%, 05/05/15	1,500,000	1,610,700

Oil, Gas & Consumable Fuels (0.8%)
PETRONAS Capital Ltd.
Series REGS (USD), 5.25%, 08/12/19	500,000	529,819
Series REGS (USD), 5.25%, 08/12/19	1,200,000	1,271,567
PETRONAS Global Sukuk Ltd., Series REGS (USD), 4.25%, 08/12/14	2,750,000	2,886,598

		4,687,984

		10,920,456

PHILIPPINES (1.0%)
Diversified Telecommunication Services (0.3%)
Philippine Long Distance Telephone Co. (USD), EMTN, 8.35%, 03/06/17	1,250,000	1,454,540

Electric Utilities (0.1%)
National Power Corp., Series REGS (USD), 6.88%, 11/02/16	400,000	456,898

Holding Companies-Diversified Operations (0.6%)
Alliance Global Group Inc. (USD), 6.50%, 08/18/17	3,600,000	3,523,140

		5,434,578

REPUBLIC OF SOUTH KOREA (5.4%)
Commercial Banks (3.7%)
Busan Bank
(USD), 5.50%, 03/14/17 (a)	900,000	917,512
(USD), 6.00%, 10/30/17 (a)	2,240,000	2,329,013
Hana Bank
(USD), 6.50%, 04/09/12 (c)	750,000	789,338

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Asia Bond Institutional Fund

	Shares or Principal Amount	Value
(USD), GMTN, 5.38%, 04/12/17 (a)	$1,780,000	$1,810,264
National Agricultural Cooperative Federation
Series REGS (USD), 4.25%, 01/28/16	1,850,000	1,870,714
(USD), EMTN, 5.38%, 04/26/17 (a)	1,500,000	1,525,156
SC First Bank Korea Ltd., Series REGS (USD), 7.27%, 03/03/34 (a)	2,700,000	2,835,540
Shinhan Bank
Series REGS (USD), 4.38%, 09/15/15	900,000	912,289
(USD), 5.66%, 03/02/35 (a)	2,850,000	2,834,809
(USD), 6.82%, 09/20/36 (a)	1,000,000	1,039,576
Woori Bank, Series REGS (USD), 4.50%, 10/07/15	3,900,000	3,989,778

		20,853,989

Diversified Financial Services (0.9%)
Hana Funding Ltd. (USD), 8.75%, 12/31/49 (a)(b)	920,000	992,730
Hyundai Capital Services, Inc., Series REGS (USD), 6.00%, 05/05/15	3,500,000	3,787,969

		4,780,699

Electric Utilities (0.8%)
Korea Hydro & Nuclear Power Co. Ltd., Series REGS (USD), 3.13%, 09/16/15	590,000	578,772
Korea Midland Power Co. Ltd., Series REGS (USD), 5.50%, 03/14/16	2,500,000	2,653,210
Korea South-East Power Co. Ltd., Series REGS (USD), 6.00%, 05/25/16	1,100,000	1,194,435

		4,426,417

		30,061,105

SINGAPORE (3.7%)
Airlines (0.3%)
Singapore Airlines Ltd. (SGD), MTN, 3.22%, 07/09/20	2,500,000	1,909,533

Commercial Banks (0.3%)
Oversea-Chinese Banking Corp. Ltd. (USD), EMTN, 3.75%, 11/15/22 (a)	1,750,000	1,624,852

Diversified Financial Services (0.5%)
CMT MTN Pte. Ltd.
(SGD), MTN, 2.85%, 09/01/14	2,000,000	1,552,285
(USD), EMTN, 4.32%, 04/08/15	1,150,000	1,171,366

		2,723,651

Investment Companies (1.6%)
Temasek Financial (I) Ltd. (SGD), GMTN, 3.27%, 02/19/20	11,000,000	8,694,024

Real Estate (0.3%)
CapitaMalls Asia Treasury Ltd. (SGD), EMTN, 3.95%, 08/24/17	1,750,000	1,392,288

Semiconductors & Semiconductor Equipments (0.7%)
STATS ChipPAC Ltd.
Series REGS (USD), 7.50%, 08/12/15	3,450,000	3,743,250

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Asia Bond Institutional Fund

	Shares or Principal Amount	Value
Series REGS (USD), 5.38%, 03/31/16	$400,000	$399,906

		4,143,156

		20,487,504

THAILAND (1.4%)
Commercial Banks (0.9%)
Bangkok Bank PCL
Series REGS (USD), 4.80%, 10/18/20	950,000	901,787
Series REGS (USD), 9.03%, 03/15/29	550,000	684,594
Series REGS (USD), 9.03%, 03/15/29	2,100,000	2,574,006
Kasikornbank PCL, Series REGS (USD), 8.25%, 08/21/16	1,000,000	1,145,968

		5,306,355

Diversified Financial Services (0.5%)
PTTEP Australia International Finance Pty Ltd., Series REGS (USD), 4.15%, 07/19/15	2,750,000	2,744,857

		8,051,212

Total Eurodollar Bonds		152,512,127

RESIDENTIAL MORTGAGE BACKED SECURITIES (0.7%)
AUSTRALIA (0.7%)
Medallion Trust, Series 2007- 1G, Class A1 (USD), 0.33%, 02/27/39 (a)	673,331	660,654
Progress Trust, Series 2007-1GA, Class 1A (USD), 0.35%, 08/19/38 (a)(c)	3,421,800	3,286,871

		3,947,525

Total Residential Mortgage Backed Securities		3,947,525

CREDIT-LINKED NOTES (6.2%)

INDIA (3.9%)
India Government Bonds, Deutsche Bank AG London Credit-Linked Notes
(USD), EMTN, 5.16%, 05/22/14 (a)	8,900,000	8,568,776
(USD), EMTN, 5.87%, 07/22/19 (a)	3,250,000	3,082,585
India Government Bonds, Royal Bank of Scotland PLC Credit-Linked Notes (USD), EMTN, 8.45%, 07/02/11	10,000,000	9,899,122

		21,550,483

INDONESIA (2.3%)
Indonesia Government Bonds, Barclays Bank PLC Credit-Linked Notes
(IDR), EMTN, 9.50%, 06/17/15	41,000,000,000	4,746,629
(USD), 14.28%, 12/18/13 (a)(c)	6,500,000	8,332,328

		13,078,957

Total Credit-Linked Notes		34,629,440

SOVEREIGN BONDS (53.4%)

CHINA (0.6%)
China Government Bond (CNH), 2.48%, 12/01/20	24,000,000	3,507,809

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Asia Bond Institutional Fund

	Shares or Principal Amount	Value
HONG KONG (3.8%)
Hong Kong Government Bond
(HKD), 3.52%, 12/05/17	$80,000,000	$11,095,966
(HKD), 3.56%, 06/25/18	74,000,000	10,236,661

		21,332,627

INDIA (2.3%)
India Government Bond (INR), 7.49%, 04/16/17	600,000,000	12,666,574

INDONESIA (8.4%)
Indonesia Government International Bond
Series REGS (USD), 11.63%, 03/04/19	2,000,000	2,900,000
Series REGS (USD), 11.63%, 03/04/19	1,900,000	2,755,000
Series REGS (USD), 5.88%, 03/13/20	1,400,000	1,496,180
Series REGS (USD), 6.63%, 02/17/37	400,000	425,715
Series REGS (USD), 6.63%, 02/17/37	2,900,000	3,086,432
Indonesia Treasury Bond
Series FR27 (IDR), 9.50%, 06/15/15	83,600,000,000	9,725,550
Series FR30 (IDR), 10.75%, 05/15/16	26,500,000,000	3,242,835
Series FR31 (IDR), 11.00%, 11/15/20	28,500,000,000	3,595,508
Series FR35 (IDR), 12.90%, 06/15/22	35,000,000,000	4,879,908
Series FR40 (IDR), 11.00%, 09/15/25	49,000,000,000	5,950,413
Series FR55 (IDR), 7.38%, 09/15/16	51,300,000,000	5,447,796
Perusahaan Penerbit SBSN Indonesia, Series REGS (USD), 8.80%, 04/23/14	3,000,000	3,488,466

		46,993,803

MALAYSIA (6.6%)
Malaysian Government Bond
Series 0210 (MYR), 4.01%, 09/15/17	42,000,000	13,963,042
Series 0409 (MYR), 3.74%, 02/27/15	34,000,000	11,234,393
Series 0509 (MYR), 3.21%, 05/31/13	7,000,000	2,289,314
Series 1/06 (MYR), 4.26%, 09/15/16	19,500,000	6,582,134
Series 3/03 (MYR), 3.70%, 02/25/13	9,500,000	3,139,893

		37,208,776

PHILIPPINES (7.6%)
Philippine Government Bond
Series 5-67 (PHP), 6.25%, 01/27/14	180,000,000	4,214,520
Series 5-68 (PHP), 6.38%, 05/13/15	280,000,000	6,548,244
Series 7-48 (PHP), 7.00%, 01/27/16	581,300,000	14,112,951
Series 1042 (PHP), 9.13%, 09/04/16	56,000,000	1,473,871
Philippine Government International Bond
(USD), 8.88%, 03/17/15	1,000,000	1,241,250
(USD), 9.88%, 01/15/19	5,400,000	7,371,000
(USD), 10.63%, 03/16/25	600,000	921,000
(USD), 10.63%, 03/16/25	2,000,000	3,099,152
(USD), 7.75%, 01/14/31	2,050,000	2,485,625
(USD), 7.75%, 01/14/31	1,200,000	1,455,000

		42,922,613

REPUBLIC OF SOUTH KOREA (17.2%)
Korea Treasury Bond

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Asia Bond Institutional Fund

	Shares or Principal Amount	Value
Series 1212 (KRW), 4.25%, 12/10/12	$3,000,000,000	$2,695,794
Series 1503 (KRW), 4.50%, 03/10/15	12,900,000,000	11,607,561
Series 1509 (KRW), 5.25%, 09/10/15	7,600,000,000	7,023,016
Series 1809 (KRW), 5.75%, 09/10/18	15,300,000,000	14,558,046
Series 2006 (KRW), 5.00%, 06/10/20	8,500,000,000	7,733,120
Korea Treasury Inflation Linked Bond
Series 1703 (KRW), 2.75%, 03/10/17	45,636,000,000	43,763,837
Series 2006 (KRW), 2.75%, 06/10/20	6,500,000,000	6,273,952
Republic of Korea (USD), 7.13%, 04/16/19	2,150,000	2,568,928

		96,224,254

SINGAPORE (2.6%)
Singapore Government Bond
(SGD), 2.38%, 04/01/17	1,500,000	1,216,462
(SGD), 4.00%, 09/01/18	9,900,000	8,734,256
(SGD), 2.50%, 06/01/19	1,940,000	1,532,118
(SGD), 3.25%, 09/01/20	3,880,000	3,217,146

		14,699,982

THAILAND (4.3%)
Thailand Government Bond
(THB), 5.25%, 05/12/14	231,000,000	7,907,131
(THB), 3.63%, 05/22/15	150,000,000	4,890,937
(THB), 4.13%, 11/18/16	201,900,000	6,729,174
(THB), 2.80%, 10/10/17	40,000,000	1,230,738
(THB), 3.88%, 06/13/19	100,000,000	3,292,099

		24,050,079

Total Sovereign Bonds		299,606,517

SOVEREIGN AGENCIES (1.9%)
REPUBLIC OF SOUTH KOREA (0.8%)
Korea Expressway Corp. (USD), 4.50%, 03/23/15	3,300,000	3,429,228
Series REGS (USD), 4.88%, 04/07/14	150,000	157,589
Korea Finance Corp. (USD), 3.25%, 09/20/16	1,150,000	1,102,657

		4,689,474

SINGAPORE (1.1%)
Housing & Development Board Bond (SGD), GMTN, 3.95%, 07/15/18	7,000,000	5,925,185

Total Sovereign Agencies		10,614,659

REPURCHASE AGREEMENT (9.6%)
United States (9.6%)
State Street Bank, 0.12%, dated 01/31/11, due 02/01/11, repurchase price $53,800,179 collateralized by U.S. Treasury Note, maturing 04/30/15; total market value of $54,878,250	53,800,000	53,800,000

Total Repurchase Agreement		53,800,000

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Asia Bond Institutional Fund

Total Investments (Cost $541,414,177) (d) — 99.0%	$555,110,268

Other assets in excess of liabilities — 1.0%	5,545,255

Net Assets — 100.0%	$560,655,523

(a)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2011.
(b)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(c)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.
(d)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

CNH - Yuan Renminbi Offshore Deliverable

CNY - Yuan Renminbi

EMTN - Euro Medium Term Note

GMTN - Global Medium Term Note

HKD - Hong Kong Dollar

IDR - Indonesian Rupiah

KRW - South Korean Won

MTN - Medium Term Note

MYR - Malaysian Ringgit

PHP - Philippine Peso

SGD - Singapore Dollar

THB - Thai Baht

USD - U.S. Dollar

At January 31, 2011, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Unites States Treasury Note 6%-10 Year	Credit Suisse	214	03/22/11	$(547,002)
United States Treasury Note 6%-10 Year	Credit Suisse	(68)	03/22/11	173,429
United States Treasury Note 6%-2 Year	Credit Suisse	266	03/31/11	50,248
Unites States Treasury Note 6%-2 Year	Credit Suisse	(310)	03/31/11	(63,401)
Unites States Treasury Note 6%-5 Year	Credit Suisse	(193)	03/31/11	185,191

				$(201,535)

At January 31, 2011, the Fund’s cross currency swaps were as follows:

Deliverable	Receiving Notional Amount	Paying Notional Amount	Expiration Date	Counterparty	Floating Rate Index	Fixed Rate	Unrealized Appreciation/ (Depreciation)
Receive Floating USD / Pay Fixed KRW	2,000,000	2,313,000,000	02/16/11	Deutsche Bank	6-Month LIBOR Index	1.55%	$(70,979)
Receive Floating USD / Pay Fixed KRW	2,426,007	2,500,000,000	06/13/11	Citi	6-Month LIBOR Index	3.81%	176,652
Receive Floating USD / Pay Fixed PHP	14,000,000	654,780,000	11/17/11	UBS	6-Month LIBOR Index	3.15%	(997,896)
Receive Floating USD / Pay Fixed PHP	4,500,000	210,465,000	11/17/12	UBS	6-Month LIBOR Index	3.75%	(359,223)

See accompanying notes to statements of investments.

Statement of Investments (concluded) January 31, 2011 (Unaudited) Aberdeen Asia Bond Institutional Fund

Deliverable	Receiving Notional Amount	Paying Notional Amount	Expiration Date	Counterparty	Floating Rate Index	Fixed Rate	Unrealized Appreciation/ (Depreciation)
Receive Floating USD / Pay Fixed KRW	15,000,000	15,543,000,000	06/28/13	Citi	6-Month LIBOR Index	4.30%	568,470
Receive Floating USD / Pay Fixed KRW	4,859,611	4,500,000,000	06/22/17	Citi	6-Month LIBOR Index	5.24%	403,139

							$(279,837)

At January 31, 2011, the Fund’s interest rate swaps were as follows:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Unrealized Depreciation
THB	485,906,000	07/09/13	CITI	Receive	6-Month THFX Index	6.22%	$(1,714,903)
THB	200,000,000	02/12/14	UBS	(Pay)	6-Month THFX Index	2.75%	(9,109)
KRW	25,000,000,000	03/27/18	CITI	Receive	3-Month KWCDC Index	5.10%	(1,156,512)

							$(2,880,524)

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 Abedeen Asia Bond Institutional Fund

At January 31, 2011, the Fund’s open forward foreign currency contracts were as follows:

Purchase Contracts Settlement Date	Counterparty		Amount Purchased		Amount Sold	Market Value	Unrealized Appreciation/ (Depreciation)
Chinese Yuan Renminbi/United States Dollar
08/02/11	State Street	CNY	93,667,000	USD	14,000,000	$14,346,301	$346,301
08/02/11	UBS	CNY	25,409,840	USD	3,800,000	3,891,843	91,843
09/07/11	Deutsche Bank	CNY	57,428,800	USD	8,800,000	8,814,446	14,446
12/21/11	Standard Chartered Bank	CNY	49,506,400	USD	7,600,000	7,642,838	42,838
01/17/12	Deutsche Bank	CNY	404,883,166	USD	62,696,000	62,594,105	(101,895)

Indian Rupee/United States Dollar
03/07/11	Deutsche Bank	INR	68,040,000	USD	1,500,000	1,472,380	(27,620)
03/07/11	Hong Kong & Shanghai Banking Corp. Ltd.	INR	1,162,476,000	USD	24,900,000	25,155,879	255,879
03/07/11	Royal Bank of Canada	INR	82,968,200	USD	1,810,000	1,795,424	(14,576)
05/02/11	Hong Kong & Shanghai Banking Corp. Ltd.	INR	1,383,874,000	USD	30,200,000	29,645,972	(554,028)

Indonesian Rupiah/United States Dollar
03/07/11	Deutsche Bank	IDR	91,430,000,000	USD	10,000,000	10,038,895	38,895
03/07/11	Hong Kong & Shanghai Banking Corp. Ltd.	IDR	15,203,820,000	USD	1,668,000	1,669,360	1,360
05/23/11	Royal Bank of Canada	IDR	14,472,000,000	USD	1,600,000	1,567,986	(32,014)
08/02/11	Deutsche Bank	IDR	180,153,000,000	USD	19,200,000	19,309,004	109,004
08/02/11	Hong Kong & Shanghai Banking Corp. Ltd.	IDR	59,751,200,000	USD	6,500,000	6,404,201	(95,799)
08/02/11	State Street	IDR	67,672,500,000	USD	7,300,000	7,253,216	(46,784)
08/02/11	UBS	IDR	44,952,000,000	USD	4,800,000	4,818,006	18,006
10/14/11	Hong Kong & Shanghai Banking Corp. Ltd.	IDR	14,976,000,000	USD	1,600,000	1,583,596	(16,404)

Malaysian Ringgit/United States Dollar
03/21/11	Deutsche Bank	MYR	101,721,725	USD	33,250,000	33,224,072	(25,928)
03/21/11	Royal Bank of Canada	MYR	4,378,500	USD	1,390,000	1,430,093	40,093

Taiwan Dollar/United States Dollar
02/08/11	Deutsche Bank	TWD	1,042,214,500	USD	34,700,000	35,907,786	1,207,786
02/08/11	Hong Kong & Shanghai Banking Corp. Ltd.	TWD	37,704,000	USD	1,298,660	1,299,029	369
02/08/11	State Street	TWD	995,380,000	USD	34,284,435	34,294,180	9,745
03/07/11	Hong Kong & Shanghai Banking Corp. Ltd.	TWD	138,432,000	USD	4,800,000	4,788,378	(11,622)
05/24/11	Deutsche Bank	TWD	60,217,500	USD	2,100,000	2,100,583	583
05/24/11	Royal Bank of Canada	TWD	17,160,000	USD	600,000	598,597	(1,403)

Philippine Peso/United States Dollar
02/25/11	Credit Suisse	PHP	335,100,000	USD	7,500,000	7,565,249	65,249
02/25/11	Deutsche Bank	PHP	251,712,000	USD	5,700,000	5,682,674	(17,326)
02/25/11	Standard Chartered Bank	PHP	392,623,500	USD	8,900,000	8,863,905	(36,095)
04/12/11	Deutsche Bank	PHP	36,769,000	USD	830,000	828,637	(1,363)
04/12/11	Hong Kong & Shanghai Banking Corp. Ltd.	PHP	51,696,000	USD	1,200,000	1,165,036	(34,964)
04/12/11	State Street	PHP	227,375,200	USD	5,200,000	5,124,196	(75,804)
06/07/11	Hong Kong & Shanghai Banking Corp. Ltd.	PHP	302,096,800	USD	6,800,000	6,792,807	(7,193)
06/07/11	Royal Bank of Canada	PHP	1,114,931,200	USD	25,600,000	25,069,820	(530,180)

Singapore Dollar/United States Dollar
03/07/11	Hong Kong & Shanghai Banking Corp. Ltd.	SGD	4,670,556	USD	3,558,000	3,651,036	93,036
03/07/11	Royal Bank of Canada	SGD	28,950,116	USD	22,100,000	22,630,699	530,699
04/12/11	State Street	SGD	95,356,316	USD	74,441,000	74,545,259	104,259

South Korean Won/United States Dollar
03/21/11	Deutsche Bank	KRW	14,295,672,000	USD	12,330,000	12,729,968	399,968
03/21/11	Royal Bank of Canada	KRW	4,971,230,000	USD	4,300,000	4,426,766	126,766
03/21/11	Standard Chartered Bank	KRW	14,982,496,000	USD	13,280,000	13,341,569	61,569
04/28/11	Deutsche Bank	KRW	45,869,436,000	USD	40,860,000	40,747,139	(112,861)

Thai Baht/United States Dollar
03/07/11	Deutsche Bank	THB	83,942,100	USD	2,780,000	2,714,104	(65,896)
03/07/11	Hong Kong & Shanghai Banking Corp. Ltd.	THB	452,400,000	USD	14,500,000	14,627,472	127,472
03/07/11	Royal Bank of Canada	THB	141,681,500	USD	4,700,000	4,580,995	(119,005)
03/07/11	Standard Chartered Bank	THB	12,166,000	USD	400,000	393,364	(6,636)
03/28/11	Deutsche Bank	THB	336,999,600	USD	10,885,000	10,843,793	(41,207)

						587,970,658	1,709,563

Sale Contracts Settlement Date	Counterparty		Amount Purchased		Amount Sold	Market Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Chinese Yuan Renminbi
08/02/11	Deutsche Bank	USD	2,300,000	CNY	14,954,600	$2,290,489	$9,511
08/02/11	Hong Kong & Shanghai Banking Corp. Ltd.	USD	13,800,000	CNY	89,575,800	13,719,682	80,318

United States Dollar/Euro Currency
04/12/11	Royal Bank of Canada	USD	29,260,000	EUR	21,405,632	29,280,800	(20,800)

United States Dollar/Indian Rupee
03/07/11	Royal Bank of Canada	USD	5,500,000	INR	248,331,000	5,373,861	126,139
03/07/11	State Street	USD	13,200,000	INR	631,356,000	13,662,488	(462,488)

United States Dollar/Indonesian Rupiah
03/07/11	Hong Kong & Shanghai Banking Corp. Ltd.	USD	1,100,000	IDR	9,982,500,000	1,096,066	3,934
03/07/11	Royal Bank of Canada	USD	20,014,519	IDR	182,147,500,000	19,999,559	14,960
08/02/11	Deutsche Bank	USD	6,100,000	IDR	56,107,800,000	6,013,698	86,302

United States Dollar/Japanese Yen
03/07/11	Deutsche Bank	USD	3,650,000	JPY	306,043,375	3,729,447	(79,447)
03/07/11	Royal Bank of Canada	USD	8,158,000	JPY	683,244,204	8,326,019	(168,019)
04/12/11	Hong Kong & Shanghai Banking Corp. Ltd.	USD	44,900,000	JPY	3,683,685,800	44,903,604	(3,604)

United States Dollar/Malaysian Ringgit
03/21/11	Deutsche Bank	USD	980,000	MYR	2,998,114	979,236	764
03/21/11	Royal Bank of Canada	USD	3,000,000	MYR	9,456,000	3,088,493	(88,493)

United States Dollar/Taiwan Dollar
02/08/11	Deutsche Bank	USD	35,897,582	TWD	1,042,214,500	35,907,785	(10,203)
02/08/11	Hong Kong & Shanghai Banking Corp. Ltd.	USD	1,200,000	TWD	37,704,000	1,299,029	(99,029)
02/08/11	State Street	USD	31,400,000	TWD	995,380,000	34,294,180	(2,894,180)
03/07/11	Hong Kong & Shanghai Banking Corp. Ltd.	USD	9,500,000	TWD	273,980,000	9,476,998	23,002
05/24/11	Hong Kong & Shanghai Banking Corp. Ltd.	USD	1,400,000	TWD	44,128,000	1,539,329	(139,329)

United States Dollar/Philippine Peso
04/12/11	Hong Kong & Shanghai Banking Corp. Ltd.	USD	1,100,000	PHP	47,740,000	1,075,883	24,117
04/12/11	Royal Bank of Canada	USD	22,300,000	PHP	988,407,360	22,275,044	24,956

United States Dollar/Singapore Dollar
03/07/11	Deutsche Bank	USD	8,800,000	SGD	11,519,200	9,004,715	(204,715)

United States Dollar/South Korean Won
03/21/11	Hong Kong & Shanghai Banking Corp. Ltd.	USD	1,600,000	KRW	1,854,400,000	1,651,301	(51,301)
03/21/11	Royal Bank of Canada	USD	2,600,000	KRW	2,918,240,000	2,598,626	1,374
04/28/11	Deutsche Bank	USD	27,540,000	KRW	30,916,404,000	27,463,930	76,070
04/28/11	State Street	USD	6,660,000	KRW	7,487,838,000	6,651,662	8,338

United States Dollar/Thai Baht
03/07/11	Hong Kong & Shanghai Banking Corp. Ltd.	USD	1,300,000	THB	39,013,000	1,261,409	38,591
03/07/11	Standard Chartered Bank	USD	1,000,000	THB	30,415,000	983,410	16,590
03/07/11	State Street	USD	5,800,000	THB	177,636,600	5,743,533	56,467

						313,690,276	(3,630,175)

Statement of Investments

January 31, 2011 (Unaudited)

Aberdeen Asia-Pacific (Ex-Japan) Equity Institutional Fund

	Shares or Principal Amount	Value
COMMON STOCKS (97.7%)
AUSTRALIA (5.4%)
Food & Staples Retailing (1.5%)
Woolworths Ltd. (a)	245,556	$6,533,007

Insurance (3.9%)
QBE Insurance Group Ltd. (a)	929,211	16,249,233

		22,782,240

CHINA (6.1%)
Oil, Gas & Consumable Fuels (3.1%)
PetroChina Co. Ltd., H Shares (a)	9,344,000	13,044,025

Wireless Telecommunication Services (3.0%)
China Mobile Ltd. (a)	1,265,000	12,442,903

		25,486,928

HONG KONG (20.1%)
Commercial Banks (1.8%)
Dah Sing Banking Group Ltd. (a)	1,587,520	2,810,218
Wing Hang Bank Ltd. (a)	360,500	4,865,169

		7,675,387

Distributors (1.1%)
Li & Fung Ltd. (a)	726,000	4,728,670

Food & Staples Retailing (1.5%)
Dairy Farm International Holdings Ltd.	680,400	6,157,620

Industrial Conglomerates (4.3%)
Jardine Strategic Holdings Ltd. (a)	647,000	18,264,949

Insurance (1.6%)
AIA Group Ltd.*	2,395,000	6,573,721

Real Estate Management & Development (7.8%)
Hang Lung Group Ltd. (a)	934,000	5,863,296
Hang Lung Properties Ltd. (a)	1,023,000	4,492,451
Sun Hung Kai Properties Ltd. (a)	429,000	7,204,021
Swire Pacific Ltd., Class A (a)	960,000	15,173,178

		32,732,946

Semiconductors & Semiconductor Equipment (2.0%)
ASM Pacific Technology Ltd. (a)	720,900	8,596,804

		84,730,097

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Asia-Pacific (Ex-Japan) Equity Institutional Fund

	Shares or Principal Amount	Value
INDIA (14.1%)
Automobiles (1.9%)
Hero Honda Motors Ltd. (a)	219,000	$7,836,602

Chemicals (0.7%)
Grasim Industries Ltd.	42,024	2,100,743
Grasim Industries Ltd. GDR, Registered Shares	19,500	968,947
Grasim Industries Ltd. GDR, Registered Shares (a)(b)	580	28,903

		3,098,593

Commercial Banks (1.1%)
ICICI Bank Ltd. (a)	151,200	3,383,274
ICICI Bank Ltd. ADR	26,800	1,161,512

		4,544,786

Construction Materials (1.2%)
Ambuja Cements Ltd. (a)	600,000	1,666,363
Ultratech Cement Ltd. (a)	152,142	3,324,275
Ultratech Cement Ltd. GDR, Registered Shares	165	7,208

		4,997,846

Household Products (0.9%)
Hindustan Unilever Ltd.	600,770	3,547,566

Information Technology Services (3.5%)
Infosys Technologies Ltd. (a)	169,250	11,486,173
Infosys Technologies Ltd. ADR	46,390	3,141,067

		14,627,240

Pharmaceuticals (1.3%)
GlaxoSmithKline Pharmaceuticals Ltd. (a)	113,730	5,603,555

Thrifts & Mortgage Finance (3.5%)
Housing Development Finance Corp. Ltd. (a)	1,083,373	14,897,552

		59,153,740

INDONESIA (1.2%)
Household Products (1.2%)
PT Unilever Indonesia Tbk (a)	2,913,500	4,868,844

MALAYSIA (4.3%)
Commercial Banks (3.2%)
CIMB Group Holdings Bhd (a)	2,317,000	6,365,624
Public Bank Bhd (Foreign Mkt)	1,675,500	7,333,562

		13,699,186

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Asia-Pacific (Ex-Japan) Equity Institutional Fund

	Shares or Principal Amount	Value
Tobacco (1.1%)
British American Tobacco Bhd	297,500	$4,584,697

		18,283,883

PHILIPPINES (2.0%)
Commercial Banks (1.0%)
Bank of the Philippine Islands (a)	3,583,462	4,174,220

Real Estate Management & Development (1.0%)
Ayala Land, Inc. (a)	12,572,700	4,195,597

		8,369,817

REPUBLIC OF SOUTH KOREA (2.7%)
Commercial Banks (1.2%)
Busan Bank (a)	278,460	3,370,589
Daegu Bank Ltd. (a)	127,520	1,768,446

		5,139,035

Food & Staples Retailing (1.5%)
Shinsegae Co. Ltd.	12,120	6,225,916

		11,364,951

SINGAPORE (20.3%)
Aerospace & Defense (3.2%)
Singapore Technologies Engineering Ltd. (a)	5,362,000	13,633,383

Airlines (1.5%)
Singapore Airlines Ltd. (a)	543.000	6,297,653

Commercial Banks (7.9%)
Oversea-Chinese Banking Corp. Ltd. (a)	2,499,043	19,379,956
United Overseas Bank Ltd. (a)	890,796	13,851,040

		33,230,996

Diversified Telecommunication Services (3.4%)
Singapore Telecommunications Ltd. (a)	5,811,000	14,157,625

Electronic Equipment, Instruments & Components (1.2%)
Venture Corp. Ltd. (a)	681,000	5,168,664

Real Estate Management & Development (3.1%)
City Developments Ltd. (a)	1,453,000	12,969,820

		85,458,141

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Asia-Pacific (Ex-Japan) Equity Institutional Fund

	Shares or Principal Amount	Value
TAIWAN (5.5%)
Semiconductors & Semiconductor Equipment (3.5%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	4,466,000	$11,613,171
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	247,700	3,237,439

		14,850,610

Wireless Telecommunication Services (2.0%)
Taiwan Mobile Co. Ltd. (a)	3,479,000	8,205,251

		23,055,861

THAILAND (5.1%)
Construction Materials (2.3%)
Siam Cement PCL, Foreign Shares (a)	896,700	9,699,882

Oil, Gas & Consumable Fuels (2.8%)
PTT Exploration & Production PCL, Foreign Shares	2,269,000	11,843,360

		21,543,242

UNITED KINGDOM (10.9%)
Commercial Banks (4.2%)
Standard Chartered PLC (a)	678,992	17,683,325

Metals & Mining (6.7%)
BHP Billiton PLC (a)	277,073	10,579,705
Rio Tinto PLC (a)	257,940	17,714,294

		28,293,999

		45,977,324

Total Common Stocks		411,075,068

PREFERRED STOCKS (4.0%)
REPUBLIC OF SOUTH KOREA (4.0%)
Semiconductors & Semiconductor Equipment (4.0%)
Samsung Electronics Co. Ltd. GDR, Preferred Shares (a)(c)	14,183	4,179,316
Samsung Electronics Co. Ltd., Preferred Shares (a)	21,500	12,770,155

		16,949,471

Total Preferred Stocks		16,949,471

REPURCHASE AGREEMENT (0.5%)
UNITED STATES (0.5%)
State Street Bank, 0.12%, dated 1/31/11, due 2/01/11, repurchase price $2,230,007, collateralized by U.S. Treasury Note, maturing 04/30/15; total market value $2,278,754	$2,230,000	2,230,000

Total Repurchase Agreement		2,230,000

See accompanying notes to statements of investments.

Statement of Investments (concluded) January 31, 2011 (Unaudited) Aberdeen Asia-Pacific (Ex-Japan) Equity Institutional Fund

Value
Total Investments (Cost $372,703,372) (d) — 102.2%	$430,254,539

Liabilities in excess of other assets — (2.2)%	(9,414,554)

Net Assets — 100.0%	$420,839,985

*	Non income-producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.0% of net assets as of January 31, 2011. (unaudited)
(c)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.
(d)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2011 (Unaudited)

Aberdeen Emerging Markets Institutional Fund

	Shares or Principal Amount	Value
COMMON STOCKS (76.4%)
BRAZIL (3.9%)
Multiline Retail (1.2%)
Lojas Renner SA	1,498,082	$43,496,907

Real Estate Management & Development (1.0%)
Multiplan Empreendimentos Imobiliarios SA	1,807,314	34,683,688

Tobacco (1.7%)
Souza Cruz SA	1,227,000	58,606,281

		136,786,876

CHILE (1.7%)
Commercial Banks (1.7%)
Banco Santander Chile ADR	711,044	60,353,415

CHINA (7.1%)
Oil, Gas & Consumable Fuels (3.2%)
PetroChina Co. Ltd., H Shares (a)	79,000,000	110,282,314

Wireless Telecommunication Services (3.9%)
China Mobile Ltd. (a)	14,000,000	137,708,018

		247,990,332

HONG KONG (6.3%)
Insurance (1.5%)
AIA Group Ltd.*	18,700,000	51,327,173

Real Estate Management & Development (4.8%)
Hang Lung Group Ltd. (a)	12,170,000	76,398,624
Swire Pacific Ltd., Class A (a)	4,508,000	71,250,713
Swire Pacific Ltd., Class B (a)	7,405,000	21,431,300

		169,080,637

		220,407,810

HUNGARY (2.7%)
Hotels, Restaurants & Leisure (0.0%)
Danubius Hotel and SpA PLC* (a)	2,039	41,005

Pharmaceuticals (2.7%)
Richter Gedeon Nyrt. (a)	396,000	84,303,403
Richter Gedeon Nyrt. GDR (a)	41,000	8,692,346

		92,995,749

		93,036,754

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Emerging Markets Institutional Fund

	Shares or Principal Amount	Value
INDIA (12.1%)
Automobiles (1.6%)
Hero Honda Motors Ltd. (a)	1,600,315	$57,264,982

Chemicals (0.8%)
Grasim Industries Ltd.	545,630	27,275,558

Commercial Banks (1.3%)
ICICI Bank Ltd. (a)	2,000,000	44,752,304
ICICI Bank Ltd. ADR	1,100	47,674

		44,799,978

Construction Materials (0.9%)
Ultratech Cement Ltd. (a)	1,384,217	30,244,889

Household Products (1.0%)
Hindustan Unilever Ltd.	5,700,000	33,658,680

Information Technology Services (2.4%)
Infosys Technologies Ltd. (a)	1,263,955	85,778,472

Pharmaceuticals (0.8%)
GlaxoSmithKline Pharmaceuticals Ltd. (a)	569,356	28,052,559

Thrifts & Mortgage Finance (2.4%)
Housing Development Finance Corp. Ltd. (a)	6,025,000	82,850,276

Wireless Telecommunication Services (0.9%)
Bharti Airtel Ltd. (a)	4,630,000	32,432,797

		422,358,191

INDONESIA (2.4%)
Automobiles (2.4%)
PT Astra International Tbk (a)	15,500,000	84,396,744

ISRAEL (0.6%)
Software (0.6%)
CheckPoint Software Technologies Ltd.*	477,288	21,263,180

ITALY (1.9%)
Energy Equipment & Services (1.9%)
Tenaris SA ADR	1,448,100	68,306,877

MALAYSIA (2.8%)
Commercial Banks (2.8%)
CIMB Group Holdings Bhd (a)	27,145,300	74,577,808

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Emerging Markets Institutional Fund

	Shares or Principal Amount	Value
Public Bank Bhd (Foreign Mkt)	5,631,400	$24,648,297

		99,226,105

MEXICO (7.0%)
Beverages (2.8%)
Fomento Economico Mexicano SAB de CV ADR	1,884,000	99,983,880

Commercial Banks (2.4%)
Grupo Financiero Banorte SAB de CV	19,222,600	85,567,587

Food & Staples Retailing (0.9%)
Organizacion Soriana SAB de CV, Class B	9,853,779	31,102,234

Household Durables (0.1%)
Consorcio ARA SAB de CV	3,467,000	2,192,061

Transportation Infrastructure (0.8%)
Grupo Aeroportuario del Sureste SAB de CV ADR, B Shares	527,015	27,552,344

		246,398,106

PHILIPPINES (2.1%)
Commercial Banks (0.9%)
Bank of the Philippine Islands (a)	27,388,437	31,903,612

Real Estate Management & Development (1.2%)
Ayala Land, Inc. (a)	120,278,800	40,137,866

		72,041,478

POLAND (1.7%)
Commercial Banks (1.7%)
Bank Pekao SA (a)	976,796	58,172,018

REPUBLIC OF SOUTH KOREA (1.6%)
Commercial Banks (0.2%)
Busan Bank (a)	232,010	2,808,340
Daegu Bank Ltd. (a)	155,190	2,152,173

		4,960,513

Food & Staples Retailing (1.4%)
Shinsegae Co. Ltd.	97,000	49,827,879

		54,788,392

RUSSIA (2.8%)
Oil, Gas & Consumable Fuels (2.8%)
LUKOIL OAO ADR	1,577,000	97,705,090

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen Emerging Markets Institutional Fund

	Shares or Principal Amount	Value
SOUTH AFRICA (4.3%)
Food & Staples Retailing (2.6%)
Massmart Holdings Ltd. (a)	4,605,892	$91,413,987

Specialty Retail (1.7%)
Truworths International Ltd. (a)	6,628,000	58,813,130

		150,227,117

TAIWAN (5.0%)
Semiconductors & Semiconductor Equipment (3.8%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	51,469,809	133,839,606

Wireless Telecommunication Services (1.2%)
Taiwan Mobile Co. Ltd. (a)	18,018,062	42,495,754

		176,335,360

THAILAND (4.1%)
Construction Materials (2.1%)
Siam Cement PCL, Foreign Shares (a)	6,897,200	74,609,152

Oil, Gas & Consumable Fuels (2.0%)
PTT Exploration & Production PCL, Foreign Shares	13,037,200	68,049,474

		142,658,626

TURKEY (3.8%)
Commercial Banks (2.4%)
Akbank T.A.S. (a)	18,242,333	85,806,138

Food & Staples Retailing (1.4%)
BIM Birlesik Magazalar A.S. (a)	1,494,464	48,017,033

		133,823,171

UNITED KINGDOM (2.5%)
Commercial Banks (2.5%)
Standard Chartered PLC (a)	3,368,750	87,734,024

Total Common Stocks		2,674,009,666

PREFERRED STOCKS (17.4%)
BRAZIL (13.4%)
Commercial Banks (3.2%)
Banco Bradesco SA ADR, Preferred Shares	6,020,180	113,901,806

See accompanying notes to statements of investments.

Statement of Investments (concluded) January 31, 2011 (Unaudited) Aberdeen Emerging Markets Institutional Fund

	Shares or Principal Amount	Value
Metals & Mining (4.3%)
Vale SA ADR, Preferred Shares	4,816,000	$149,199,680

Oil, Gas & Consumable Fuels (5.9%)
Petroleo Brasileiro SA ADR, Preferred Shares	3,763,000	125,119,750
Ultrapar Participacoes SA, Preferred Shares	1,293,700	81,644,464

		206,764,214

		469,865,700

REPUBLIC OF SOUTH KOREA (4.0%)
Semiconductors & Semiconductor Equipment (4.0%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	237,393	141,002,114

Total Preferred Stocks		610,867,814

REPURCHASE AGREEMENT (6.7%)
UNITED STATES (6.7%)
State Street Bank, 0.12%, dated 1/31/11, due 2/01/11, repurchase price $234,580,782, collateralized by U.S. Treasury Note, maturing 4/30/15; total market value of $239,274,397	$234,580,000	234,580,000

Total Repurchase Agreement		234,580,000

Total Investments (Cost $2,891,578,626) (c) — 100.5%		3,519,457,480

Liabilities in excess of other assets — (0.5)%		(16,760,334)

Net Assets — 100.0%		$3,502,697,146

*	Non income-producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.2% of net assets as of January 31, 2011. (unaudited)
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

January 31, 2011 (Unaudited)

Aberdeen International Equity Institutional Fund

	Shares or Principal Amount	Value
COMMON STOCKS (89.8%)
AUSTRALIA (3.3%)
Insurance (3.3%)
QBE Insurance Group Ltd. (a)	398,100	$6,961,626

CANADA (2.0%)
Road & Rail (2.0%)
Canadian National Railway Co.	60,300	4,088,248

CHINA (3.9%)
Oil, Gas & Consumable Fuels (2.0%)
PetroChina Co. Ltd., H Shares (a)	3,036,000	4,238,191

Wireless Telecommunication Services (1.9%)
China Mobile Ltd. (a)	402,227	3,956,420

		8,194,611

FRANCE (3.0%)
Electrical Equipment (1.5%)
Schneider Electric SA (a)	20,200	3,145,010

Food & Staples Retailing (1.5%)
Casino Guichard-Perrachon SA (a)	31,600	3,085,688

		6,230,698

GERMANY (5.9%)
Electric Utilities (2.0%)
E.ON AG (a)	128,600	4,290,372

Food & Staples Retailing (1.0%)
Metro AG (a)	28,400	2,000,809

Textiles, Apparel & Luxury Goods (2.9%)
Adidas AG (a)	97,200	6,048,982

		12,340,163

HONG KONG (2.2%)
Real Estate Management & Development (2.2%)
Swire Pacific Ltd., Class A (a)	295,500	4,670,494

ITALY (6.9%)
Energy Equipment & Services (2.9%)
Tenaris SA ADR	126,900	5,985,873

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen International Equity Institutional Fund

	Shares or Principal Amount	Value
Oil, Gas & Consumable Fuels (4.0%)
Eni SpA (a)	355,100	$8,407,372

		14,393,245

JAPAN (11.5%)
Chemicals (1.9%)
Shin-Etsu Chemical Co. Ltd. (a)	71,431	4,021,678

Machinery (2.4%)
Fanuc Corp. (a)	32,100	5,079,790

Office Electronics (2.3%)
Canon, Inc. (a)	97,549	4,801,725

Pharmaceuticals (3.4%)
Takeda Pharmaceutical Co. Ltd. (a)	145,355	7,006,217

Real Estate Management & Development (1.5%)
Daito Trust Construction Co. Ltd. (a)	44,700	3,139,851

		24,049,261

NETHERLANDS (2.0%)
Industrial Conglomerates (2.0%)
Koninklijke Philips Electronics NV (a)	133,300	4,153,388

REPUBLIC OF SOUTH KOREA (1.7%)
Semiconductors & Semiconductor Equipment (1.7%)
Samsung Electronics Co. Ltd., GDR (b)	12,151	3,603,146

SINGAPORE (5.1%)
Commercial Banks (1.9%)
Oversea-Chinese Banking Corp. Ltd. (a)	502,675	3,898,220

Diversified Telecommunication Services (1.5%)
Singapore Telecommunications Ltd. (a)	1,263,000	3,078,078

Real Estate Management & Development (1.7%)
City Developments Ltd. (a)	406,000	3,624,052

		10,600,350

SPAIN (1.5%)
Insurance (1.5%)
Mapfre SA (a)	902,600	3,068,196

See accompanying notes to statements of investments.

Statement of Investments (continued) January 31, 2011 (Unaudited) Aberdeen International Equity Institutional Fund

	Shares or Principal Amount	Value
SWEDEN (4.3%)
Commercial Banks (2.2%)
Nordea Bank AB (a)	376,600	$4,569,446

Communications Equipment (2.1%)
Telefonaktiebolaget LM Ericsson, B Shares (a)	361,500	4,456,866

		9,026,312

SWITZERLAND (12.2%)
Food Products (2.3%)
Nestle SA (a)	90,100	4,867,722

Insurance (3.6%)
Zurich Financial Services AG (a)	27,000	7,382,234

Pharmaceuticals (6.3%)
Novartis AG (a)	121,200	6,747,182
Roche Holding AG (a)	42,300	6,435,436

		13,182,618

		25,432,574

TAIWAN (3.5%)
Semiconductors & Semiconductor Equipment (3.5%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	2,858,000	7,431,805

UNITED KINGDOM (20.8%)
Commercial Banks (2.7%)
Standard Chartered PLC (a)	220,700	5,747,799

Machinery (1.3%)
Weir Group PLC (The) (a)	110,800	2,813,058

Metals & Mining (4.3%)
BHP Billiton PLC (a)	106,700	4,074,214
Rio Tinto PLC (a)	72,900	5,006,482

		9,080,696

Multi-Utilities (2.4%)
Centrica PLC (a)	966,000	4,946,523

Oil, Gas & Consumable Fuels (2.1%)
Royal Dutch Shell PLC, Class A (a)	122,400	4,312,528

Tobacco (3.5%)
British American Tobacco PLC (a)	197,500	7,294,222

See accompanying notes to statements of investments.

Statement of Investments (concluded) January 31, 2011 (Unaudited) Aberdeen International Equity Institutional Fund

	Shares or Principal Amount	Value
Wireless Telecommunication Services (4.5%)
Vodafone Group PLC (a)	3,315,200	$9,304,437

		43,499,263

Total Common Stocks		187,743,380

PREFERRED STOCKS (5.4%)
BRAZIL (4.2%)
Commercial Banks (2.3%)
Banco Bradesco SA ADR, Preferred Shares	252,500	4,777,300

Oil, Gas & Consumable Fuels (1.9%)
Petroleo Brasileiro SA ADR, Preferred Shares	122,100	4,059,825

		8,837,125

REPUBLIC OF SOUTH KOREA (1.2%)
Semiconductors & Semiconductor Equipment (1.2%)
Samsung Electronics Co. Ltd., GDR, Preferred Shares (a) (b)	3,600	1,060,815
Samsung Electronics Co. Ltd., GDR, Preferred Shares (b)	4,600	1,350,560

		2,411,375

Total Preferred Stocks		11,248,500

REPURCHASE AGREEMENT (4.2%)
UNITED STATES (4.2%)
State Street Bank, 0.12%, dated 1/31/11, due 2/01/11, repurchase price $8,803,029, collateralized by U.S. Treasury Note, maturing 04/30/15; total market value $8,979,127	$8,803,000	8,803,000

Total Repurchase Agreement		8,803,000

Total Investments (Cost $177,093,179) (c) — 99.4%		207,794,880

Other assets in excess of liabilities — 0.6%		1,199,861

Net Assets — 100.0%		$208,994,741

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to statements of investments.

Notes to Statements of Investments (Unaudited)

January 31, 2011

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a) Security Valuation

Securities for which market quotations are readily available are valued at current market value as of the “Valuation Time.” The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). Equity securities are valued at the last quoted sale price. Effective January 1, 2011, if there is no sale price available, the last quoted mean price provided by an independent pricing service approved by the Fund’s Board of Directors is used. Prior to January 1, 2011, if there was no sale price, the last quoted bid price provided by an independent pricing service was used. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange on which each security trades. Investment companies are valued at net asset value as reported by such company.

Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded or by application of a valuation factor by an independent pricing service to the last sales price as further discussed below. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of the Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. In the event such quotes are not available from such pricing agents, then the security may be priced based on bid quotations from broker-dealers. Short-term debt securities of sufficient credit quality such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Funds’ investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. In addition, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

Shares of the Underlying Funds in which the Funds invest are valued at their respective net asset values as reported by the Underlying Funds or at the last sales price reflected at the close of the exchange on which the Underlying Funds are traded. The securities in the Underlying Funds are generally valued as of the close of business of the regular session of trading on the New York Stock Exchange. Underlying Funds value securities and assets at fair value.

The Funds’ equity securities that are traded on a foreign exchange or market which closes prior to the Funds’ Valuation Time are fair valued by an independent pricing service. The fair value of each such security generally is calculated by applying a valuation factor provided by the independent pricing service to the last sales price for that security. If the pricing service is unable to provide a fair value for a security, the security will continue to be valued at the last sale price at the close of the exchange on which it is principally traded, subject to adjustment by the Funds’ Pricing Committee. When the fair value prices are utilized, the value assigned to the foreign securities may not be quoted or published prices of the securities on their primary markets.

The Funds are required to disclose information regarding the fair value measurements of a Fund’s assets and liabilities. Fair value is defined as the price that the Fund would receive upon selling an investment in a current transaction to an independent buyer in the

NQ Filing 2011

Notes to Statements of Investments (Unaudited) (continued)

January 31, 2011

principal or most advantageous market for the investment. The disclosure requirements utilize a three-tier hierarchy to maximize the use of observable market data, minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2011:

	LEVEL 1 - Quoted Prices ($)*	LEVEL 2 - Other Significant Observable Inputs ($)*	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Aberdeen China Opportunities Fund
Investments in Securities
Common Stocks
Insurance	$1,359,210	$—	$—	$1,359,210
Oil, Gas & Consumable Fuels	127,014	5,024,512	—	5,151,526
All Other	—	47,032,508	—	47,032,508
Short Term Investments	—	1,669,000	—	1,669,000

	1,486,224	53,726,020	—	55,212,244

Aberdeen Emerging Markets Fund
Investments in Securities
Common Stocks
Beverages	5,917,358	—	—	5,917,358
Commercial Banks	10,869,133	24,070,229	—	34,939,362
Energy Equipment & Services	4,367,942	—	—	4,367,942
Food & Staples Retailing	2,039,019	11,589,233	—	13,628,252
Information Technology Services	2,843,820	2,205,617	—	5,049,437
Insurance	3,213,026	—	—	3,213,026
Multiline Retail	2,652,847	—	—	2,652,847
Oil, Gas & Consumable Fuels	6,073,060	10,886,460	—	16,959,520
Real Estate Management & Development	2,357,601	13,000,477	—	15,358,078
Software	1,787,079	—	—	1,787,079
Tobacco	2,961,360	—	—	2,961,360
Transportation Infrastructure	1,725,240	—	—	1,725,240
All Other	—	56,918,910	—	56,918,910
Preferred Stocks
Commercial Banks	6,604,594	—	—	6,604,594
Metals & Mining	9,046,160	—	—	9,046,160
Oil, Gas & Consumable Fuels	12,669,773	—	—	12,669,773
Semiconductors & Semiconductor Equipment	—	9,325,183	—	9,325,183
Short Term Investments	—	1,523,000	—	1,523,000

	75,128,012	129,519,109	—	204,647,121

NQ Filing 2011

Notes to Statements of Investments (Unaudited) (continued)

January 31, 2011

	LEVEL 1 - Quoted Prices ($)*	LEVEL 2 - Other Significant Observable Inputs ($)*	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Aberdeen Equity Long-Short Fund
Investments in Securities
Common Stocks - Long Positions	$340,538,573	$—	$—	$340,538,573
Common Stocks - Short Positions	(122,391,957)	—	—	(122,391,957)
Exchange Traded Funds - Short Positions	(21,112,938)	—	—	(21,112,938)
Short Term Investments	—	132,694,000	—	132,694,000

	197,033,678	132,694,000	—	329,727,678

Aberdeen Global Equity Fund
Investments in Securities
Common Stocks
Aerospace & Defense	878,040	—	—	878,040
Beverages	411,584	—	—	411,584
Energy Equipment & Services	2,212,702	—	—	2,212,702
Food & Staples Retailing	831,060	—	—	831,060
Food Products	834,561	826,594	—	1,661,155
Health Care Providers & Services	683,400	—	—	683,400
Oil, Gas & Consumable Fuels	723,452	3,166,547	—	3,889,999
Pharmaceuticals	1,219,308	3,695,949	—	4,915,257
Road & Rail	854,261	—	—	854,261
Semiconductors & Semiconductor Equipment	1,491,287	—	—	1,491,287
Software	438,811	—	—	438,811
Tobacco	1,511,136	1,248,328	—	2,759,464
All Other	—	18,304,641	—	18,304,641
Preferred Stocks
Commercial Banks	1,026,788	—	—	1,026,788
Oil, Gas & Consumable Fuels	874,475	—	—	874,475
All Other	—	1,060,601	—	1,060,601
Short Term Investments	—	628,000	—	628,000

	13,990,865	28,930,660	—	42,921,525

Aberdeen Global Financial Services Fund
Investments in Securities
Common Stocks
Capital Markets	2,106,814	—	—	2,106,814
Commercial Banks	5,347,600	11,871,061	—	17,218,661
Diversified Financial Services	1,268,099	—	—	1,268,099
Insurance	1,194,597	4,760,476	—	5,955,073
Thrifts & Mortgage Finance	—	728,807	—	728,807
Preferred Stocks
Commercial Banks	1,909,217	—	—	1,909,217
Short Term Investments	—	530,000	—	530,000

	11,826,327	17,890,344	—	29,716,671

Aberdeen Global Small Cap Fund
Investments in Securities
Common Stocks
Commercial Banks	1,446,191	980,429	—	2,426,620
Containers & Packaging	1,269,220	—	—	1,269,220
Electric Utilities	946,080	—	—	946,080
Electronic Equipment & Instruments	1,704,760	—	—	1,704,760
Energy Equipment & Services	1,832,292	2,361,471	—	4,193,763
Health Care Providers & Services	2,940,144	1,110,884	—	4,051,028
Multiline Retail	1,358,841	1,510,728	—	2,869,569
Pharmaceuticals	1,040,182	4,979,264	—	6,019,446
Real Estate Management & Development	965,294	878,013	—	1,843,307
Specialty Retail	909,758	1,956,995	—	2,866,753
Transportation Infrastructure	4,174,755	944,852	—	5,119,607
All Other	—	25,876,958	—	25,876,958
Short Term Investments	—	766,000	—	766,000

	18,587,517	41,365,594	—	59,953,111

NQ Filing 2011

Notes to Statements of Investments (Unaudited) (continued)

January 31, 2011

	LEVEL 1 - Quoted Prices ($)*	LEVEL 2 - Other Significant Observable Inputs ($)*	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Aberdeen International Equity Fund
Common Stocks
Energy Equipment & Services	$12,853,825	$—	$—	$12,853,825
Road & Rail	8,305,313	—	—	8,305,313
Semiconductors & Semiconductor Equipment	16,461,665	—	—	16,461,665
All Other	—	348,270,782	—	348,270,782
Preferred Stocks
Commercial Banks	10,240,829	—	—	10,240,829
Oil, Gas & Consumable Fuels	8,502,956	—	—	8,502,956
Semiconductors & Semiconductor Equipment	—	16,678,365	—	16,678,365
Short Term Investments	—	8,617,000	—	8,617,000

	56,364,588	373,566,147	—	429,930,735

Aberdeen Natural Resources Fund
Investments in Securities
Common Stocks
Chemicals	5,307,386	9,596,116	—	14,903,502
Energy Equipment & Services	11,581,274	2,246,331	—	13,827,605
Metals & Mining	12,143,120	11,217,507	—	23,360,627
Oil, Gas & Consumable Fuels	9,177,216	18,953,128	—	28,130,344
Road & Rail	2,417,240	—	—	2,417,240
Transportation Infrastructure	1,512,499	—	—	1,512,499
All Other	—	4,667,350	—	4,667,350

	42,138,735	46,680,432	—	88,819,167

Aberdeen Small Cap Fund
Investments in Securities
Common Stocks	262,887,434	—	—	262,887,434
Short Term Investments	—	1,108,000	—	1,108,000

	262,887,434	1,108,000	—	263,995,434

Aberdeen U.S. Equity Fund
Investments in Securities
Common Stock	41,612,195	—	—	41,612,195
Short Term Investments	—	422,000	—	422,000

	41,612,195	422,000	—	42,034,195

Aberdeen Core Income Fund
Investments in Securities
Asset Backed Securities	—	9,906,441	—	9,906,441
Commercial Mortgage-Backed Securities	—	13,277,338	—	13,277,338
Residential Mortgage-Backed Securities	—	10,366,785	—	10,366,785
Corporate Bonds	—	40,084,223	—	40,084,223
Foreign Non-Government Bonds	—	9,643,541	—	9,643,541
Municipal Bonds	—	5,684,120	—	5,684,120
Other Domestic Government Bonds	—	377,641	—	377,641
U.S. Agencies Mortgage Backed	—	48,062,766	—	48,062,766
U.S. Treasury Obligations	—	12,753,910	—	12,753,910
U.S. Government Agencies	—	1,884,291	—	1,884,291
Short Term Investments	—	414,000	—	414,000
Other Financial Instruments*
Futures Contracts	8,060	—	—	8,060

	8,060	152,455,056	—	152,463,116

NQ Filing 2011

Notes to Statements of Investments (Unaudited) (continued)

January 31, 2011

	LEVEL 1 - Quoted Prices ($)*	LEVEL 2 - Other Significant Observable Inputs ($)*	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Aberdeen Global Fixed Income Fund
Investments in Securities
Asset Backed Securities	$—	$1,470,712	$—	$1,470,712
Commercial Mortgage-Backed Securities	—	1,180,316	—	1,180,316
Residential Mortgage-Backed Securities	—	1,065,766	—	1,065,766
Corporate Bonds	—	4,458,745	—	4,458,745
Covered Bonds	—	868,262	—	868,262
Foreign Non-Government Bonds	—	6,459,028	—	6,459,028
Municipal Bonds	—	432,833	—	432,833
Other Domestic Government Bonds	—	13,674,401	—	13,674,401
U.S. Agencies Mortgage Backed	—	4,432,203	—	4,432,203
U.S. Treasury Obligations	—	2,203,459	—	2,203,459
Yankee Dollars	—	123,866	—	123,866
U.S Treasury Bills	—	257,925	—	257,925
Short Term Investments	—	1,168,000	—	1,168,000
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(4,978)	—	(4,978)
Futures Contracts	(18,013)	—	—	(18,013)

	(18,013)	37,790,538	—	37,772,525

Aberdeen Tax-Free Income Fund
Investments in Securities
Municipal Bonds	—	112,003,453	—	112,003,453
Short Term Investments	—	1,859,000	—	1,859,000

	—	113,862,453	—	113,862,453

Aberdeen Ultra Short Duration Bond Fund
Investments in Securities
Asset Backed Securities	—	1,702,918	—	1,702,918
Corporate Bonds	—	5,704,029	—	5,704,029
Foreign Non-Government Bonds	—	1,664,515	—	1,664,515
U.S. Agencies Mortgage Backed	—	6,284,164	—	6,284,164
U.S. Treasury Obligations	—	2,730,507	—	2,730,507
U.S. Treasury Bills	—	4,999,478	—	4,999,478
Commercial Paper	—	499,817	—	499,817
Short Term Investments	—	1,069,000	—	1,069,000

	—	24,654,428	—	24,654,428

Aberdeen Optimal Allocations Fund: Defensive
Investments in Securities
Mutual Funds	3,561,027	—	—	3,561,027
Exchange Traded Funds	5,252,311	—	—	5,252,311
Short Term Investments	—	91,000	—	91,000

	8,813,338	91,000	—	8,904,338

Aberdeen Optimal Allocations Fund: Growth
Investments in Securities
Mutual Funds	7,426,150	—	—	7,426,150
Exchange Traded Funds	4,105,198	—	—	4,105,198
Short Term Investments	—	94,000	—	94,000

	11,531,348	94,000	—	11,625,348

Aberdeen Optimal Allocations Fund: Moderate
Investments in Securities
Mutual Funds	20,958,574	—	—	20,958,574
Exchange Traded Funds	20,402,566	—	—	20,402,566
Short Term Investments	—	236,000	—	236,000

	41,361,140	236,000	—	41,597,140

Aberdeen Optimal Allocations Fund: Moderate Growth
Investments in Securities
Mutual Funds	20,170,703	—	—	20,170,703
Exchange Traded Funds	13,005,462	—	—	13,005,462
Short Term Investments	—	209,000	—	209,000

	33,176,165	209,000	—	33,385,165

NQ Filing 2011

Notes to Statements of Investments (Unaudited) (continued)

January 31, 2011

	LEVEL 1 - Quoted Prices ($)*	LEVEL 2 - Other Significant Observable Inputs ($)*	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Aberdeen Optimal Allocations Fund: Specialty
Investments in Securities
Mutual Funds	$22,169,829	$—	$—	$22,169,829
Exchange Traded Funds	14,490,154	—	—	14,490,154
Short Term Investments	—	177,000	—	177,000

	36,659,983	177,000	—	36,836,983

Aberdeen Asia Bond Institutional Fund
Investments in Securities
Eurodollar Bonds	—	152,512,127	—	152,512,127
Residential Mortgage Backed Securities	—	3,947,525	—	3,947,525
Credit Linked Notes	—	34,629,440	—	34,629,440
Sovereign Bonds	—	299,606,517	—	299,606,517
Sovereign Agency	—	10,614,659	—	10,614,659
Short Term Investments	—	53,800,000	—	53,800,000
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(1,920,612)	—	(1,920,612)
Futures Contracts	(201,535)	—	—	(201,535)
Swaps	—	(3,160,361)	—	(3,160,361)

	(201,535)	550,029,295	—	549,827,760

Aberdeen Asia-Pacific (Ex-Japan) Equity Institutional Fund
Investments in Securities
Common Stocks
Commercial Banks	1,161,512	84,985,423	—	86,146,935
Information Technology Services	3,141,067	11,486,173	—	14,627,240
Insurance	6,573,721	16,249,233	—	22,822,954
Semiconductors & Semiconductor Equipment	3,237,439	20,209,975	—	23,447,414
All Other	—	264,030,525	—	264,030,525
Preferred Stocks
All Other	—	16,949,471	—	16,949,471
Short Term Investments	—	2,230,000	—	2,230,000

	14,113,739	416,140,800	—	430,254,539

Aberdeen Emerging Markets Institutional Fund
Investments in Securities
Common Stocks
Beverages	99,983,880	—	—	99,983,880
Commercial Banks	145,968,676	412,554,714	—	558,523,390
Energy Equipment & Services	68,306,877	—	—	68,306,877
Food & Staples Retailing	31,102,234	189,258,899	—	220,361,133
Household Durables	2,192,061	—	—	2,192,061
Insurance	51,327,173	—	—	51,327,173
Multiline Retail	43,496,907	—	—	43,496,907
Oil, Gas & Consumable Fuels	1,837,500	274,199,378	—	276,036,878
Real Estate Management & Development	34,683,688	209,218,503	—	243,902,191
Software	21,263,180	—	—	21,263,180
Tobacco	58,606,281	—	—	58,606,281
Transportation Infrastructure	27,552,344	—	—	27,552,344
All Other	—	1,002,457,371	—	1,002,457,371
Preferred Stocks
Commercial Banks	113,901,806	—	—	113,901,806
Metals & Mining	149,199,680	—	—	149,199,680
Oil, Gas & Consumable Fuels	206,764,214	—	—	206,764,214
All Other	—	141,002,114	—	141,002,114
Short Term Investments	—	234,580,000	—	234,580,000

	1,056,186,501	2,463,270,979	—	3,519,457,480

NQ Filing 2011

Notes to Statements of Investments (Unaudited) (continued)

January 31, 2011

	LEVEL 1 - Quoted Prices ($)*	LEVEL 2 - Other Significant Observable Inputs ($)*	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Aberdeen International Equity Institutional Fund
Investments in Securities
Common Stocks
Energy Equipment & Services	$5,985,873	$—	$—	$5,985,873
Road & Rail	4,088,248	—	—	4,088,248
Semiconductors & Semiconductor Equipment	3,603,146	7,431,805	—	11,034,951
All Other	—	166,634,308	—	166,634,308
Preferred Stocks
Commercial Banks	4,777,300	—	—	4,777,300
Oil, Gas & Consumable Fuels	4,059,825	—	—	4,059,825
All Other	—	2,411,375	—	2,411,375
Short Term Investments	—	8,803,000	—	8,803,000

	22,514,392	185,280,488	—	207,794,880

*	At January 31, 2011, there were no significant transfers in or out of Level 1 and Level 2 fair value measurements.

There were no Level 3 securities held in the Funds during the period ended January 31, 2011. For detailed industry descriptions, see the accompanying Statements of Investments.

For the period ended January 31, 2011, there have been no significant changes to the fair valuation methodologies.

(b) Repurchase Agreements

The Funds may enter into repurchase agreements. It is each Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange as of the Valuation Time to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d) Derivative Financial Instruments

The Funds are authorized to use derivatives to manage currency risk, credit risk, and interest rate risk and to replicate or as a substitute for physical securities. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase and sell a specific currency at a future date at a price set at the time of the contract. Forward contracts are used to manage a Fund’s currency exposure in an efficient manner. They are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to give the desired currency exposure either in absolute terms or relative to the benchmark. Their use allows the separation of decision making between markets and currencies. A forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward

NQ Filing 2011

Notes to Statements of Investments (Unaudited) (continued)

January 31, 2011

contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These unrealized and realized gains and losses are reported on the Statement of Operations. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates.

Futures Contracts

Certain Funds may invest in financial futures contracts (“futures contracts”) for the purpose of hedging their existing portfolio securities or securities that the Funds intend to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish a Fund’s positions may not exceed 5% of the Fund’s net asset value after taking into account unrealized profits and unrealized losses on any such contract it has entered into.

Upon entering into a futures contract, these Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (“initial margin deposit”). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price on the exchange they are traded.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value/market value of the underlying hedged assets.

Swaps

Certain Funds enter into swaps to efficiently gain or hedge interest rate or currency risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Funds will enter into swaps only on a net basis, which means that the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the difference between the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Funds, and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. The Funds record unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions.

Certain Funds are a party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Summary of Derivative Instruments

The Funds have adopted Accounting Standards Codification 815, “Disclosure about Derivative Instruments and Hedging Activities.”

Each Fund may use derivatives for various purposes. Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the period ended January 31, 2011.

NQ Filing 2011

Notes to Statements of Investments (Unaudited) (continued)

January 31, 2011

(e) Short Sales

During the period, the Equity Long-Short Fund engaged in short-selling of portfolio securities. Certain of the Funds are authorized to engage in short selling of portfolio securities, which obligates a Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will segregate or earmark cash, other liquid assets and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

(f) Credit-Linked Notes

The Asia Bond Institutional Fund may invest in credit-linked securities, which are unstructured, unleveraged pass-through vehicles to an underlying security denominated in a local currency, used for the purposes of efficiently managing access to the market and interest rate risk. For instance, the Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par value (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the Fund would receive. The Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the Securities Act of 1933, as amended. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

(g) Mortgage Dollar Rolls

The Global Fixed Income Fund may invest in mortgage dollar rolls. Mortgage dollar rolls are arrangements in which the Global Fixed Income Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund could potentially receive gains on the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. At the time the Global Fixed Income Fund enters into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Depending on whether the segregated assets are cash equivalent or some other type of security, entering into mortgage dollar rolls may subject the Global Fixed Income Fund to additional interest rate sensitivity. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date.

(h) Security Transactions and Investment Income

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except for certain dividends on foreign securities, which are recorded as soon as a Fund is informed after the ex-dividend date. Interest income is recorded on an accrual basis using the effective interest method. Expenses are recorded on an accrual basis.

NQ Filing 2011

Notes to Statements of Investments (Unaudited) (concluded)

January 31, 2011

2. Federal Tax Information

As of January 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Aberdeen China Opportunities Fund	$37,566,578	$18,019,107	$(373,441)	$17,645,666
Aberdeen Emerging Markets Fund	152,371,098	53,107,675	(831,652)	52,276,023
Aberdeen Equity Long-Short Fund	430,958,882	45,780,199	(3,506,508)	42,273,691
Aberdeen Global Equity Fund	34,072,824	8,928,361	(79,660)	8,848,701
Aberdeen Global Financial Services Fund	23,882,605	6,089,307	(255,241)	5,834,066
Aberdeen Global Small Cap Fund	45,465,615	14,767,030	(279,534)	14,487,496
Aberdeen International Equity Fund	330,542,388	101,989,345	(2,600,998)	99,388,347
Aberdeen Natural Resources Fund	73,862,373	15,549,490	(592,696)	14,956,794
Aberdeen Small Cap Fund	200,025,570	67,151,139	(3,181,275)	63,969,864
Aberdeen U.S. Equity Fund	32,418,815	10,018,882	(403,502)	9,615,380
Aberdeen Core Income Fund	151,180,002	2,720,202	(1,445,148)	1,275,054
Aberdeen Global Fixed Income Fund	36,848,016	1,458,825	(511,325)	947,500
Aberdeen Tax-Free Income Fund	111,667,952	4,232,349	(2,037,848)	2,194,501
Aberdeen Ultra Short Duration Bond Fund	24,631,876	27,264	(4,712)	22,552
Aberdeen Optimal Allocations Fund: Defensive	8,296,654	607,795	(111)	607,684
Aberdeen Optimal Allocations Fund: Growth	10,170,706	1,454,642	—	1,454,642
Aberdeen Optimal Allocations Fund: Moderate	36,823,465	4,782,879	(9,204)	4,773,675
Aberdeen Optimal Allocations Fund: Moderate Growth	28,569,320	4,817,168	(1,323)	4,815,845
Aberdeen Optimal Allocations Fund: Specialty	34,197,841	2,921,195	(282,053)	2,639,142
Aberdeen Asia Bond Institutional Fund	541,414,177	17,049,892	(3,353,801)	13,696,091
Aberdeen Asia-Pacific (Ex-Japan) Equity Institutional Fund	372,703,372	59,550,897	(1,999,730)	57,551,167
Aberdeen Emerging Markets Institutional Fund	2,891,578,626	637,115,186	(9,236,332)	627,878,854
Aberdeen International Equity Institutional Fund	177,093,179	30,842,085	(140,384)	30,701,701

3. Subsequent Events

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the reports were issued. Based on this evaluation, no disclosures or adjustments were required to the reports as of January 31, 2011.

NQ Filing 2011

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Aberdeen Funds

By (Signature and Title)	/s/ Gary Marshall
Gary Marshall, President

Date: March 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gary Marshall
Gary Marshall, President

Date: March 30, 2011

By (Signature and Title)	/s/ Andrea Melia
Andrea Melia, Treasurer

Date: March 30, 2011